              As filed with the Securities and Exchange Commission.

                                                        '33 Act File No. 2-58043
                                                       '40 Act File No. 811-2716
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                      Post-Effective Amendment No. 32       [X]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 33              [X]


                           NATIONWIDE VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)


        Depositor's Telephone Number, including Area Code: (614) 249-7111

   DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information and Financial Statements.

It is proposed that this filing will become effective (check appropriate space)


[   ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ X ] on May 1, 1998 pursuant to paragraph (b) of Rule 485

[   ] 60 days after filing pursuant to paragraph (a) of Rule 485
[   ] on (date) pursuant to paragraph (a) of Rule 485
[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================


                                    1 of 127

                           NATIONWIDE VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM                                                                                                   PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS
     Item   1.    Cover page.................................................................................3
     Item   2.    Definitions................................................................................5
     Item   3.    Synopsis or Highlights....................................................................16
     Item   4.    Condensed Financial Information...........................................................17
     Item   5.    General Description of Registrant, Depositor, and Portfolio Companies.....................21
     Item   6.    Deductions and Expenses...................................................................23
     Item   7.    General Description of Variable Annuity Contracts.........................................28
     Item   8.    Annuity Period............................................................................28
     Item   9.    Death Benefit and Distributions...........................................................28
     Item  10.    Purchases and Contract Value..............................................................35
     Item  11.    Redemptions...............................................................................36
     Item  12.    Taxes.....................................................................................36
     Item  13.    Legal Proceedings.........................................................................44
     Item  14.    Table of Contents of the Statement of Additional Information..............................44

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item  15.    Cover Page................................................................................54
     Item  16.    Table of Contents.........................................................................54
     Item  17.    General Information and History...........................................................54
     Item  18.    Services..................................................................................54
     Item  19.    Purchase of Securities Being Offered......................................................54
     Item  20.    Underwriters..............................................................................55
     Item  21.    Calculation of Yield Quotations of Money Market Sub-Accounts..............................55
     Item  22.    Annuity Payments..........................................................................55
     Item  23.    Financial Statements......................................................................57

Part C     OTHER INFORMATION
     Item  24.    Financial Statements and Exhibits........................................................100
     Item  25.    Directors and Officers of the Depositor..................................................102
     Item  26.    Persons Controlled by or Under Common Control with the
                  Depositor or Registrant..................................................................104
     Item  27.    Number of Contract Owners................................................................104
     Item  28.    Indemnification..........................................................................104
     Item  29.    Principal Underwriter....................................................................104
     Item  30.    Location of Accounts and Records.........................................................116
     Item  31.    Management Services......................................................................116
     Item  32.    Undertakings.............................................................................116


                                    2 of 127

                        NATIONWIDE LIFE INSURANCE COMPANY
                                   Home Office
                                 P.O. Box 16609
          Columbus, Ohio 43216-6609, 1-800-848-6331, TDD 1-800-238-3035
                       DEFERRED VARIABLE ANNUITY CONTRACTS
                  ISSUED BY THE NATIONWIDE VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY



The Contracts described in this prospectus are deferred Variable Annuity Contracts (collectively referred to as the "Contracts"). Contracts issued prior to January 1, 1993 were issued to the trustees of Qualified Plans as Qualified Contracts. Contracts issued after January 1, 1993 may be issued to custodians of Individual Retirement Accounts.

Contracts issued after January 1, 1993 do not qualify for tax-deferral under federal tax rules governing Non-Qualified Annuities or Individual Retirement Annuities. Such Contracts are, however, issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders. Such account holders will be the Annuitant under these Contracts. Annuity payments under the Contracts are deferred until a selected later date.

Purchase Payments are allocated to Nationwide Variable Account ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Variable Account uses its assets to purchase shares at Net Asset Value in one or more of the following Underlying Mutual Fund options:


                FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993

-American Century: Benham Short-Term Government                Fidelity VIP High Income Portfolio* (additional
-American Century: Income & Growth                                 Purchase Payments or exchanges may not be
-American Century: Twentieth Century Growth                        made to this Fund on or after December 1, 1993).
-American Century: Twentieth Century International Growth      -Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class 1
-American Century: Twentieth Century Ultra                     -Janus Fund
-Delchester Fund-Institutional Class                           -Janus Twenty Fund
-Dreyfus A Bonds Plus, Inc.                                    -Janus Worldwide Fund
-Dreyfus Appreciation Fund, Inc.                               -MFS(R)World Governments Fund
-Dreyfus Balanced Fund, Inc.                                   -Nationwide(R) Bond Fund
-Dreyfus S & P 500 Index Fund                                  -Nationwide(R) Fund
-Dreyfus Third Century Fund, Inc.                              -Nationwide(R) Growth Fund
-Evergreen Income and Growth Fund                              -Nationwide(R) Money Market Fund
-Federated Bond Fund                                           -Nationwide(R) U.S. Government Income Fund
-Federated High Yield Trust*                                   -Neuberger & Berman Guardian Fund, Inc.
-Fidelity Advisor Balanced Fund - Class T                      -Neuberger & Berman Limited Maturity Bond Fund
-Fidelity Advisor Equity Income Fund - Class T                 -Neuberger & Berman Partners Fund, Inc.
-Fidelity Advisor Growth Opportunities Fund - Class T          -Oppenheimer Global Fund
-Fidelity Advisor High Yield Fund - Class T                    -Phoenix Balanced Fund Series
-Fidelity Asset Manager(TM)                                    -Strong Total Return Fund, Inc.
-Fidelity Equity-Income Fund                                   -Templeton Foreign Fund - Class I
-Fidelity Magellan(R)Fund                                      -Warburg Pincus Emerging Growth Fund
-Fidelity Puritan Fund                                         -Warburg Pincus Global Fixed Income Fund




* The Fidelity VIP High Income Portfolio and the Federated High Yield Trust may invest in lower quality debt securities commonly referred to as junk bonds.

                                    3 of 127

                  FOR PLANS ESTABLISHED PRIOR TO MARCH 6, 1998
      Neuberger & Berman Equity Trust(R) - Neuberger & Berman Genesis Trust


                  FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993

-American Century: Benham Short-Term Government                -Fidelity VIP High Income Portfolio(2)
-American Century: Twentieth Century Growth                    -MFS(R) World Governments Fund
-Fidelity Capital & Income Fund(1)                             -Nationwide(R) Money Market Fund
-Fidelity Equity - Income Fund


(1) Additional Purchase Payments or exchanges may not be made to this Fund on or after May 1, 1991. Not available for Contracts which were issued on or after May 1, 1987.

(2) Additional Purchase Payments or exchanges may not be made to this Fund on or after December 1, 1993.


This prospectus provides you with the basic information you should know about the Contracts issued by the Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1998, containing further information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission ("SEC"). You can obtain a copy without charge from the Company by calling 1-800-848-6331, TDD 1-800-238-3035 or writing P.O. Box 16609, Columbus, Ohio 43216-6609.

PLEASE NOTE THAT NOT ALL BENEFITS DESCRIBED IN THIS PROSPECTUS MAY BE AVAILABLE IN EVERY STATE JURISDICTION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE SEC MAINTAINS A WEBSITE, WWW.SEC.GOV, THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION AS WELL AS MATERIAL INCORPORATED BY REFERENCE RELATING TO THIS PROSPECTUS.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1998, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 42 OF THE PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                    4 of 127

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT - An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.


ANNUITANT - The person designated to receive annuity payments during Annuitization and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of Contract issuance. Although not the Owner of the Contract, the Annuitant may exercise rights of ownership in the Contract if so authorized by the holder of the Contract (an Individual Retirement Account custodian or Qualified Plan trustee(s)).


ANNUITIZATION - The period during which annuity payments are actually received.


ANNUITIZATION DATE - The date on which annuity payments commence at Annuitization.

ANNUITY COMMENCEMENT DATE - The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the data page of the Contract. The Annuity Commencement Date may be changed by the Contract Owner with the consent of the Company.


ANNUITY PAYMENT OPTION - The chosen form of annuity payments. Several options are available under this Contract.

ANNUITY UNIT - An accounting unit of measure used to calculate the value of Variable Annuity payments.


BENEFICIARY - The person designated to receive certain benefits under the Contract when the Annuitant dies prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.


CODE - The Internal Revenue Code of 1986, as amended.

COMPANY - Nationwide Life Insurance Company.

CONTINGENT BENEFICIARY - The person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Annuitant.


CONTINGENT DESIGNATED ANNUITANT - The person who may be the recipient of certain rights or benefits under the Contract when the Annuitant dies before the Annuitization Date. If a Contingent Designated Annuitant is named, and the Annuitant dies before the Annuitization Date, the Contingent Designated Annuitant becomes the Annuitant. A Contingent Designated Annuitant may not be named for Contracts issued as Qualified Contracts, IRAs, Roth IRAs, SEP IRAs or Tax Sheltered Annuities.


CONTRACT - The Deferred Variable Annuity Contract described in this prospectus.

CONTRACT ANNIVERSARY - An anniversary of the Date of Issue of the Contract.


CONTRACT OWNER (OWNER) - The person (a Qualified Plan trustee(s), or an Individual Retirement Account custodian) who possesses all rights under the Contract. In most cases, Individual Retirement Account custodians and Qualified Plan trustees will authorize the exercise of ownership rights in the Contract by the Annuitant, including the right to designate and change any designations of the Beneficiary, Contingent Beneficiary, Annuity Payment Option, the Annuity Commencement Date and the right to make exchanges and reallocations among the investment options available under the Contract. The Contract Owner is the person named as Owner on the application, unless changed.


CONTRACT VALUE - The sum of the value of all Accumulation Units attributable to the Contract, plus any amount held under the Contract in the Fixed Account.

CONTRACT YEAR - Each year the Contract remains in force commencing with the Date of Issue.

DATE OF ISSUE - The date shown as the Date of Issue on the data page of the Contract.


DEATH BENEFIT - The benefit which is payable upon the death of the Annuitant prior to the Annuitization Date. If the Annuitant dies after the Annuitization Date, any benefit payable shall be as specified in the Annuity Payment Option elected.


DISTRIBUTION - Any payment of part or all of the Contract Value.


ERISA - The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT - An investment option which is funded by the General Account of the Company.

                                    5 of 127

FIXED PAYMENT ANNUITY - An annuity providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.

GENERAL ACCOUNT- All assets of the Company other than those of the Variable Account or in other separate accounts that have been or may be established by the Company.


HOME OFFICE - The main office of the Company located in Columbus, Ohio.


INDIVIDUAL RETIREMENT ACCOUNT - An account that qualifies for favorable tax treatment under Section 408 of the Code, but does not include Roth Individual Retirement Accounts, which qualify for favorable tax treatment under Section 408A of the Code. No Contracts described in this prospectus were or shall be sold as Individual Retirement Annuities.


INTEREST RATE GUARANTEE PERIOD - The interval of time during which an interest rate credited to the Fixed Account under the Contract is guaranteed to remain the same. For new Purchase Payments to the Fixed Account or transfers from the Variable Account, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year (but not more than 15 months) from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later.


NET ASSET VALUE - The worth of one share at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings and other assets, deducting charges and then dividing the result by the number of shares outstanding.

NON-QUALIFIED CONTRACT - A Contract which does not qualify for favorable tax treatment under Sections 401 and 403(a) (Qualified Plans), 408 (IRAs), or 403(b) (Tax Sheltered Annuities) of the Code.

PLAN PARTICIPANT - A person for whom contributions are being made to a Qualified Contract or Tax Sheltered Annuity either through employer contributions or employee salary reduction contributions.


PURCHASE PAYMENT - A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers between the Variable Account and Fixed Account, or among the Sub-Accounts.


QUALIFIED CONTRACT - A contract issued to fund a Qualified Plan.

QUALIFIED PLAN - A retirement plan receiving favorable tax treatment under Sections 401 and 403(a) of the Code.

ROTH IRA - An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Code.


SUB-ACCOUNTS - Separate and distinct divisions of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.


TAX SHELTERED ANNUITY - An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.

UNDERLYING MUTUAL FUND (FUND) - A registered open-end management investment company in which the assets of the Sub-Accounts will be invested.

VALUATION DATE - Each day the New York Stock Exchange and the Home Office are open for business, or any other day during which there is a sufficient degree of trading of the Underlying Mutual Fund shares that the current Variable Account Contract Value might be materially affected.

VALUATION PERIOD - The period of time commencing at the close of business of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.


VARIABLE ACCOUNT - The Nationwide Variable Account, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate Underlying Mutual Fund.


VARIABLE PAYMENT ANNUITY - An annuity providing for payments which are not predetermined or guaranteed as to dollar amount and which vary in amount with the investment experience of the Variable Account.

                                    6 of 127

                                TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS....................................................................................3
SUMMARY OF CONTRACT EXPENSES.................................................................................7
UNDERLYING MUTUAL FUND ANNUAL EXPENSES.......................................................................7
EXAMPLE.....................................................................................................10
SYNOPSIS....................................................................................................14
CONDENSED FINANCIAL INFORMATION.............................................................................15
NATIONWIDE LIFE INSURANCE COMPANY...........................................................................19
NATIONWIDE ADVISORY SERVICES, INC...........................................................................19
THE VARIABLE ACCOUNT........................................................................................20
         Underlying Mutual Fund Options.....................................................................20
         Voting Rights......................................................................................20
VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS...........................................21
         Mortality Risk Charge..............................................................................21
         Expense Risk Charge................................................................................21
         Contingent Deferred Sales Charge ("CDSC")..........................................................21
         Elimination of CDSC................................................................................22
         Contract Maintenance Charge........................................................................23
         Administration Charge..............................................................................23
         Premium Taxes......................................................................................23
         Expenses of Variable Account.......................................................................23
         Investments of the Variable Account................................................................23
         Right to Revoke....................................................................................24
         Transfers..........................................................................................24
         Loan Privilege.....................................................................................24
         Contract Beneficiary ..............................................................................25
         Contract Ownership ................................................................................26
         Substitution of Securities.........................................................................26
         Inquiries..........................................................................................26
ANNUITY PAYMENT PERIOD, DEATH BENEFIT AND OTHER DISTRIBUTIONS...............................................26
         Annuity Commencement Date..........................................................................26
         Annuitization......................................................................................26
         Fixed Payment Annuity - First and Subsequent Payments..............................................27
         Variable Payment Annuity - First and Subsequent Payments...........................................27
         Variable Payment Annuity - Assumed Investment Rate.................................................27
         Variable Payment Annuity - Value of an Annuity.....................................................27
         Variable Payment Annuity - Exchanges Among Underlying Mutual Fund Options..........................27
         Frequency and Amount of Annuity Payments...........................................................27
         Death of Contract Owner............................................................................27
         Death of Annuitant.................................................................................28
         Death of a Contract Owner/Annuitant................................................................28
         Death Benefit Payment..............................................................................28
         Death Benefit After the Annuitization Date.........................................................28
         Annuity Payment Options............................................................................29
         Change in Form of Annuity..........................................................................29
         Required Distributions for Qualified Plans.........................................................29
         Required Distributions for Roth IRAs...............................................................30
         Required Distributions for Individual Retirement Accounts..........................................30
         Generation-Skipping Transfers......................................................................31
GENERAL INFORMATION.........................................................................................31
         Contract Owner Services............................................................................31
         Statements and Reports.............................................................................32
         Allocation of Purchase Payments and Contract Value.................................................33
         Value of an Accumulation Unit......................................................................33
         Net Investment Factor..............................................................................33
         Determining the Contract Value.....................................................................34

                                    7 of 127

         Surrender (Redemption).............................................................................34
         Surrenders Under a Qualified Plan..................................................................34
         Taxes..............................................................................................34
         Qualified Plans and Individual Retirement Accounts.................................................35
         Roth IRAs..........................................................................................36
         Individual Retirement Accounts.....................................................................36
         Advertising........................................................................................36
YEAR 2000 COMPLIANCE ISSUES.................................................................................41
LEGAL PROCEEDINGS...........................................................................................42
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS.......................................................42
APPENDIX A..................................................................................................43
APPENDIX B..................................................................................................44

                                    8 of 127

                          SUMMARY OF CONTRACT EXPENSES
               (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)


CONTRACT TRANSACTION EXPENSES
         Maximum Contingent Deferred Sales Charge(1)..............7.00%

MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGES(2)......................$30

VARIABLE ACCOUNT ANNUAL EXPENSES
         Mortality and Expense Risk Charge........................1.25%
         Administration Charge....................................0.05%
         Total Variable Account Annual Expenses...................1.30%


  (1)For Contracts issued on or after January 1, 1993 the maximum Contingent Deferred Sales Charge ("CDSC") is 7%. Starting with the second year after a Purchase Payment has been made, 10% of that Purchase Payment may be withdrawn without imposition of a CDSC. The CDSC is waived: (a) for first year withdrawals of up to 10% of Purchase Payments for Individual Retirement Account rollover contracts; or (b) for any amount withdrawn from this Contract required to meet minimum distribution requirements under the Code. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Qualified Plan. This free withdrawal privilege is non-cumulative and must be used in the year available. The CDSC is imposed only against Purchase Payments.


  (2)The annual Contract Maintenance Charge is deducted on each Contract Anniversary and in any year in which the entire Contract Value is surrendered on the date of surrender (see "Contract Maintenance Charge").

                    UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)
               (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)


---------------------------------------------------------------------------------------------------------------------
                                                            Management        Other          12b-1   Total Portfolio
                                                               Fees         Expenses          Fees       Expenses
---------------------------------------------------------------------------------------------------------------------
American Century: Benham Short-Term Government                  0.68%           0.00%        0.00%       0.68%
---------------------------------------------------------------------------------------------------------------------
American Century: Income & Growth                               0.62%           0.00%        0.00%       0.62%
---------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Growth                      1.00%           0.00%        0.00%       1.00%
---------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century International Growth        1.38%           0.00%        0.00%       1.38%
---------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Ultra                       1.00%           0.00%        0.00%       1.00%
---------------------------------------------------------------------------------------------------------------------
Delchester Fund-Institutional Class                             0.49%           0.19%        0.00%       0.68%
---------------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus, Inc.                                      0.65%           0.31%        0.00%       0.96%
---------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.                                 0.55%           0.32%        0.00%       0.87%
---------------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.                                     0.60%           0.36%        0.00%       0.96%
---------------------------------------------------------------------------------------------------------------------
Dreyfus S & P 500 Index Fund (Formerly Peoples Index            0.25%           0.25%        0.00%       0.50%
Fund(R), Inc.)
---------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                            0.75%           0.28%        0.00%       1.03%
---------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                                0.98%           0.29%        0.00%       1.27%
---------------------------------------------------------------------------------------------------------------------
Federated Bond Fund                                             0.60%           0.48%        0.00%       1.08%
---------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust                                      0.52%           0.36%        0.00%       0.88%
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced Fund - Class T                        0.45%           0.22%        0.50%       1.17%
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity Income Fund - Class T                   0.50%           0.21%        0.50%       1.21%
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund - Class T            0.47%           0.19%        0.50%       1.18%
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield Fund - Class T                      0.60%           0.23%        0.25%       1.08%
---------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager                                          0.55%           0.24%        0.00%       0.79%
---------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                     0.47%           0.23%        0.00%       0.70%
---------------------------------------------------------------------------------------------------------------------



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




                    UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)
               (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)
                                   (CONTINUED)


---------------------------------------------------------------------------------------------------------------------
                                                             Management        Other         12b-1   Total Portfolio
                                                                Fees          Expenses       Fees        Expenses
---------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                                       0.45%           0.21%        0.00%       0.66%
---------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                           0.45%           0.22%        0.00%       0.67%
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                              0.59%           0.12%        0.00%       0.71%
---------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund Inc. - Mutual Shares Fund:          0.58%           0.12%        0.35%       1.05%
Class 1
---------------------------------------------------------------------------------------------------------------------
Janus Fund                                                      0.65%           0.21%        0.00%       0.86%
---------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                               0.66%           0.25%        0.00%       0.91%
---------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                            0.65%           0.30%        0.00%       0.95%
---------------------------------------------------------------------------------------------------------------------
MFS(R) World Governments Fund                                   0.75%           0.38%        0.25%       1.38%
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund - Class D (4)                           0.50%           0.29%        0.00%       0.79%
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D (4)                                0.57%           0.15%        0.00%       0.72%
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund - Class D (4)                         0.58%           0.20%        0.00%       0.78%
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market (4)                                  0.40%           0.20%        0.00%       0.60%
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Intermediate U.S. Government Bond
Fund - Class D (4), (5)                                         0.50%           0.29%        0.20%       0.79%
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Equity Trust(R)- Neuberger & Berman          1.12%           0.13%        0.00%       1.25%
Genesis Trust
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.                          0.70%           0.10%        0.00%       0.80%
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Limited Maturity Bond Fund                   0.51%           0.19%        0.00%       0.70%
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners Fund, Inc.                          0.72%           0.09%        0.00%       0.81%
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund                                         0.70%           0.25%        0.18%       1.13%
---------------------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund Series                                    0.53%           0.20%        0.25%       0.98%
---------------------------------------------------------------------------------------------------------------------
Strong Total Return Fund, Inc.                                  0.80%           0.24%        0.00%       1.04%
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund- Class I                                 0.61%           0.22%        0.25%       1.08%
---------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund                             0.90%           0.31%        0.00%       1.21%
---------------------------------------------------------------------------------------------------------------------
Warburg Pincus Global Fixed Income Fund                         0.50%           0.45%        0.00%       0.95%
---------------------------------------------------------------------------------------------------------------------



(3) The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's Net Asset Value, which is the share price used to calculate the unit values of the Variable Account. The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company.


(4) On May 9, 1998, the assets of the Nationwide Bond Fund, Nationwide Fund, Nationwide Growth Fund, Nationwide Money Market Fund, and Nationwide U.S. Government Income Fund (the "Acquired Funds") will be acquired by corresponding funds in a new Ohio business trust in exchange for the assumption of the stated liabilities of the Acquired Funds and a number of full and fractional Class D shares of the applicable new fund (for the Money Market Fund, shares will be issued without class designation) (the "Reorganization"). The Reorganization has previously been approved by shareholders of the Acquired Funds. Prior to the time of the Reorganization, the Total Portfolio Expenses will be 0.72% for the Nationwide Bond Fund, 0.60% for the Nationwide Fund, 0.64% for the Nationwide Growth Fund, 0.59% for the Nationwide Money Market Fund and 1.07% for the Nationwide U.S. Government Income Fund.

(5) Pursuant to the Reorganization, the Nationwide U.S. Government Income Fund will change its name to the Nationwide Intermediate U.S. Government Bond Fund.

                                   10 of 127

The following Underlying Mutual Funds are subject to fee waivers or expense reimbursement arrangements:


---------------------------------------------------------------------------------------------------------------
                            FUND                                 EXPENSES WITHOUT REIMBURSEMENT
                                                                            OR WAIVER
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund                                        Absent the waiver of fees by the Fund's
                                                           investment advisor, Management Fees, Other
                                                           Expenses and Total Expenses would have
                                                           been 0.75%, 0.50% and 1.25% of average net
                                                           assets, respectively.
---------------------------------------------------------------------------------------------------------------
Federated High Yield Trust                                 Absent the waiver of fees by the Fund's
                                                           investment advisor, Management Fees, Other
                                                           Expenses and Total Expenses would have
                                                           been 0.75%, 0.41% and 1.16% of average net
                                                           assets, respectively.
---------------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund:    Absent the waiver of fees by the Fund's
Class 1                                                    investment advisor, Management Fees, Other
                                                           Expenses, 12b-1 Fees and Total Expenses would
                                                           have been 0.60%, 0.12%, 0.35% and 1.07% of
                                                           average net assets, respectively.
---------------------------------------------------------------------------------------------------------------
Janus Fund                                                 Absent the waiver of fees by the Fund's
                                                           investment advisor, Management Fees, Other
                                                           Expenses and Total Expenses would have
                                                           been 0.65%, 0.22% and 0.87% of average net
                                                           assets, respectively.
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                          Absent the waiver of fees by the Fund's
                                                           investment advisor, Management Fees, Other
                                                           Expenses and Total Expenses would have
                                                           been 0.66%, 0.27% and 0.93% of average net
                                                           assets, respectively.
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                       Absent the waiver of fees by the Fund's
                                                           investment advisor, Management Fees,
                                                           Other Expenses and Total Expenses would
                                                           have been 0.65%, 0.32% and 0.87% of
                                                           average net assets, respectively.
---------------------------------------------------------------------------------------------------------------
Neuberger & Berman Equity Trust(R)- Neuberger & Berman     Absent the waiver of fees by the Fund's
Genesis Trust                                              investment advisor, Management Fees,
                                                           Other Expenses and Total Expenses would
                                                           have been 1.21%, 0.14% and 1.35% of
                                                           average net assets, respectively.
---------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund                        Absent the waiver of fees by the Fund's
                                                           investment advisor, Management Fees,
                                                           Other Expenses and Total Expenses would
                                                           have been 0.90%, 0.32% and 1.22% of
                                                           average net assets, respectively.
---------------------------------------------------------------------------------------------------------------
Warburg Pincus Global Fixed Income Fund                    Absent the waiver of fees by the Fund's
                                                           investment advisor, Management Fees,
                                                           Other Expenses and Total Expenses would
                                                           have been 1.00%, 0.35% and 1.35% of
                                                           average net assets, respectively.
---------------------------------------------------------------------------------------------------------------

                                    11 of 127

                                     EXAMPLE
               (FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)


The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered representative of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the $30 Contract Maintenance Charge to be expressed as a percentage of the average Contract account size for existing Contracts. Since the average Contract account size for Contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.



---------------------------------------------------------------------------------------------------------------------
                                   IF YOU SURRENDER YOUR      IF YOU DO NOT SURRENDER      IF YOU ANNUITIZE YOUR
                                CONTRACT AT THE END OF THE   YOUR CONTRACT AT THE END    CONTRACT AT THE END OF THE
                                  APPLICABLE TIME PERIOD      OF THE APPLICABLE TIME       APPLICABLE TIME PERIOD
                                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
                                  1      3      5      10     1      3      5      10     1      3      5      10
                                 YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.
---------------------------------------------------------------------------------------------------------------------
American Century: Benham          92    112    141    246     22     67    114    246     *      67    114     246
Short-Term Government
---------------------------------------------------------------------------------------------------------------------
American Century: Income &        91    110    138    240     21     65    111    240     *      65    111     240
Growth
---------------------------------------------------------------------------------------------------------------------
American Century: Twentieth       95    122    158    280     25     77    131    280     *      77    131     280
Century Growth
---------------------------------------------------------------------------------------------------------------------
American Century: Twentieth       99    134    178    319     29     89    151    319     *      89    151     319
Century International Growth
---------------------------------------------------------------------------------------------------------------------
American Century: Twentieth       95    122    158    280     25     77    131    280     *      77    131     280
Century Ultra
---------------------------------------------------------------------------------------------------------------------
Delchester Fund-Inst'l            92    112    141    246     22     67    114    246     *      67    114     246
---------------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus              95    121    156    276     25     76    129    276     *      76    129     276
---------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.   94    118    152    266     24     73    125    266     *      73    125     266
---------------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.       95    121    156    276     25     76    129    276     *      76    129     276
---------------------------------------------------------------------------------------------------------------------
Dreyfus S & P 500 Index Fund      90    106    132    227     20     61    105    227     *      61    105     227
(Formerly Peoples Index Fund,
Inc.)
---------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century         95    123    160    283     25     78    133    283     *      78    133     283
Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth       98    130    172    308     28     85    145    308     *      85    145     308
Fund
---------------------------------------------------------------------------------------------------------------------
Federated Bond Fund               96    124    163    288     26     79    136    288     *      79    136     288
---------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        94    118    152    267     24     73    125    267     *      73    125     267
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced Fund -  97    127    167    298     27     82    140    298     *      82    140     298
Class T
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Fund Equity      97    128    169    302     27     83    142    302     *      83    142     302
Income Fund -
Class T
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Fund Growth      97    128    168    299     27     83    141    299     *      83    141     299
Opportunities Fund - Class T
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield       96    124    163    288     26     79    136    288     *      79    136     288
Fund - Class T
---------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)        93    115    147    258     23     70    120    258     *      70    120     258
---------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund       92    112    143    248     22     67    116    248     *      67    116     248
---------------------------------------------------------------------------------------------------------------------
Fidelity Magellan Fund            91    111    140    244     21     66    113    244     *      66    113     244
---------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund             92    111    141    245     22     66    114    245     *      66    114     245
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income          92    113    143    249     22     68    116    249     *      68    116     249
Portfolio
---------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund       96    123    161    285     26     78    134    285     *      78    134     285
Inc.- Mutual Shares Fund:
Class 1
---------------------------------------------------------------------------------------------------------------------
Janus Fund                        94    117    151    265     24     72    124    265     *      72    124     265
---------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 94    119    154    271     24     74    127    271     *      74    127     271
---------------------------------------------------------------------------------------------------------------------

                                   12 of 127

---------------------------------------------------------------------------------------------------------------------
                                   IF YOU SURRENDER YOUR      IF YOU DO NOT SURRENDER      IF YOU ANNUITIZE YOUR
                                CONTRACT AT THE END OF THE   YOUR CONTRACT AT THE END    CONTRACT AT THE END OF THE
                                  APPLICABLE TIME PERIOD      OF THE APPLICABLE TIME       APPLICABLE TIME PERIOD
                                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
                                   1      3      5      10     1      3      5      10     1      3      5      10
                                  YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.
---------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund               94    120    156    275     24     75    129    275     *      75    129     275
---------------------------------------------------------------------------------------------------------------------
MFS(R) World Governments Fund      99    134    178    319     29     89    151    319     *      89    151     319
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund
- Class D                          93    115    147    258     23     70    120    258     *      70    120     258
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D       92    113    144    250     22     68    117    250     *      68    117     250
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund
- Class D                          93    115    147    257     23     70    120    257     *      70    120     257
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund    91    109    137    237     21     64    110    237     *      64    110     237
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Intermediate U.S.
Government Bond Fund - Class D     93    115    147    258     23     70    120    258     *      70    120     258

---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Equity          98    130    171    306     28     85    144    306     *      85    144     306
Trust(R)- Neuberger & Berman
Genesis Trust
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian        93    116    148    259     23     71    121    259     *      71    121     259
Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Limited         92    112    143    248     22     67    116    248     *      67    116     248
Maturity Bond Fund
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners        93    116    148    260     23     71    121    260     *      71    121     260
Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund            96    126    165    293     26     81    138    293     *      81    138     293
---------------------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund Series       95    121    157    278     25     76    130    278     *      76    130     278
---------------------------------------------------------------------------------------------------------------------
Strong Total Return Fund, Inc.     95    123    160    284     25     78    133    284     *      78    133     284
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I   96    124    163    288     26     79    136    288     *      79    136     288
---------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth     97    128    169    302     27     83    142    302     *      83    142     302
Fund
---------------------------------------------------------------------------------------------------------------------
Warburg Pincus Global Fixed        94    120    156    275     24     75    129    275     *      75    129     275
Income Fund
---------------------------------------------------------------------------------------------------------------------


*The Contracts sold under this prospectus do not permit Annuitization during the first two Contract Years.


The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly. The expenses of the Variable Account, as well as those of the Underlying Mutual Funds, are reflected in the tables. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more complete information regarding expenses paid out of the assets of a particular Underlying Mutual Fund, see the prospectus for each Underlying Mutual Fund. Deductions for premium taxes may also apply but are not reflected in the Example (see "Premium Taxes").

                                   13 of 127

                          SUMMARY OF CONTRACT EXPENSES
                 (FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)

CONTRACT TRANSACTION EXPENSES
         Maximum Contingent Deferred Sales Charge(1)..................5.00%

MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGES(2)..........................$30

VARIABLE ACCOUNT ANNUAL EXPENSES
         Mortality and Expense Risk Charge............................1.30%
         Total Variable Account Annual Expenses.......................1.30%


The purpose of the Summary of Contract Expenses and Example are to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly. The expenses of the Variable Account as well as those of the Underlying Mutual Fund Company are reflected in the table. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more complete information regarding expenses paid out of the assets of a particular Underlying Mutual Fund, see the Underlying Mutual Fund's prospectus. Deductions for premium taxes may also apply but are not reflected in the Example shown below (see "Premium Taxes").


                   UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)


---------------------------------------------------------------------------------------------------------------------
                                                                                                           Total
                                                       Management Fees     Other                         Portfolio
                                                                          Expenses      12b-1 Fees        Expenses
---------------------------------------------------------------------------------------------------------------------
American Century: Benham Short-Term Government         0.68%               0.00%           0.00%           0.68%
---------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Growth             1.00%               0.00%           0.00%           1.00%
---------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                         0.59%               0.26%           0.00%           0.85%
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                     0.59%               0.12%           0.00%           0.71%
---------------------------------------------------------------------------------------------------------------------
MFS(R) World Governments Fund                          0.75%               0.38%           0.25%           1.38%
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund - Class D                      0.50%               0.29%           0.00%           0.79%
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund - Class D                           0.57%               0.15%           0.00%           0.72%
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund - Class D                    0.58%               0.20%           0.00%           0.78%
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market                             0.40%               0.20%           0.00%           0.60%
---------------------------------------------------------------------------------------------------------------------


   (1)The Contract Owner may, after the first year from the date of any Purchase Payment, withdraw 5% of that Purchase Payment without imposition of a CDSC.

   (2)The annual Contract Maintenance Charge is deducted on each Contract Anniversary and in any year in which the entire Contract Value is surrendered on the date of Surrender (see "Contract Maintenance and Administration Charges").

   (3)The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against separate account assets or reductions from Contract Values. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's Net Asset Value, which is the share price used to calculate the unit values of the Variable Account. The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company.

                                   14 of 127

                                     EXAMPLE
                 (FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1993)

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the $30 Contract Maintenance Charge to be expressed as a percentage of the average contract account size for existing Contracts. Since the average contract account size for Contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.


--------------------------------------------------------------------------------------------------------------
                         IF YOU SURRENDER YOUR     IF YOU DO NOT SURRENDER YOUR     IF YOU ANNUITIZE YOUR
                       CONTRACT AT THE END OF THE   CONTRACT AT THE END OF THE    CONTRACT AT THE END OF THE
                         APPLICABLE TIME PERIOD       APPLICABLE TIME PERIOD        APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------------------------------------
                         1     3      5       10      1      3      5       10      1     3       5      10
                        YR.  YRS.   YRS.     YRS.    YR.   YRS.    YRS.    YRS.    YR.   YRS.   YRS.    YRS.
--------------------------------------------------------------------------------------------------------------
American Century:        75    122    171     280     25     77     131     280      *     77     131     280
Twentieth Century
Growth.
--------------------------------------------------------------------------------------------------------------
American Century:        72    112    154     246     22     67     114     246      *     67     114     246
Benham Short-Term
Government
--------------------------------------------------------------------------------------------------------------
Fidelity Capital &       73    117    163     264     23     72     123     264      *     72     123     264
Income Fund
--------------------------------------------------------------------------------------------------------------
Fidelity VIP High        72    113    156     249     22     68     116     249      *     68     116     249
Income Portfolio
--------------------------------------------------------------------------------------------------------------
MFS(R) World             79    134    191     319     29     89     151     319      *     89     151     319
Governments Fund
--------------------------------------------------------------------------------------------------------------
Nationwide(R) Money      71    109    150     237     21     64     110     237      *     64     110     237
Market Fund
--------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund  73    115    160     258     23     70     120     258      *     70     120     258
- Class D
--------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund       72    113    157     250     22     68     117     250      *     68     117     250
- Class D
--------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth     73    115    160     257     23     70     120     257      *     70     120     257
Fund  - Class D
--------------------------------------------------------------------------------------------------------------



*The Contracts sold under this prospectus do not permit Annuitization during the first two Contract Years.

                                   15 of 127

                                    SYNOPSIS


The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, if any part of the Contract Value is surrendered, the Company will, with certain exceptions, deduct a Contingent Deferred Sales Charge ("CDSC") not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. For Contracts issued before January 1, 1993, the Company will deduct a CDSC not to exceed 5% of the lesser of the total of all Purchase Payments made within 96 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

On each Contract Anniversary, the Company will deduct a Contract Maintenance Charge of $30 from the Contract Value. For Contracts issued on or after January 1, 1993, the Company will assess an Administration Charge equal to an annual rate of 0.05% of the daily net assets of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issuance and maintenance of the Contracts (see "Contract Maintenance Charge" and "Administration Charge").

The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net assets of the Variable Account for mortality risk assumed by the Company (see "Mortality Risk Charge").

The Company deducts an Expense Risk Charge equal to an annual rate of 0.45% (0.50% for Contracts issued prior to January 1, 1993) of the daily net assets of the Variable Account as compensation for the Company's risk in undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").

The cumulative total of all purchase payments under contracts issued by the Company on the life of any one Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocations of Purchase Payments and Contract Value").

If the Contract Value at the Annuitization Date is less than $500, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $20, the Company will have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

Taxation of the Contract will depend on the type of Contract issued (see "Taxes"). Premium taxes payable to any governmental entity will be charged against the Contracts. If any such premium taxes are payable by the Company at the time Purchase Payments are made, an equal premium tax deduction may be made from the Contract prior to the allocation of any Purchase Payment to any Underlying Mutual Fund option (see "Premium Taxes").

The Contract Owner has a ten day free look to examine the Contract. Within ten days of the date the Contract is received, it may be returned for any reason to the Home Office at the address shown on page 1 of this prospectus. If the Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full unless otherwise required by law. State and/or federal law may provide additional free look privileges. All IRA, Roth IRA and SEP IRA refunds will be return of Purchase Payments (see "Right to Revoke").

                                   16 of 127

                         CONDENSED FINANCIAL INFORMATION
                Accumulation Unit Values for an Accumulation Unit
                       outstanding throughout the period


                              ACCUMULATION       ACCUMULATION           PERCENT            NUMBER OF
                               UNIT VALUE         UNIT VALUE           CHANGE IN          ACCUMULATION
                              AT BEGINNING          AT END            ACCUMULATION        UNITS AT END
           FUND                OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
American Century: Benham       21.012508           21.986961             4.64%              138,808          1997
Short-Term Government      -------------------------------------------------------------------------------------------
                               20.449954           21.012508             2.75%              157,941          1996
                           -------------------------------------------------------------------------------------------
                               18.748399           20.449954             9.08%              216,620          1995
                           -------------------------------------------------------------------------------------------
                               19.087872           18.748399            -1.78%              183,649          1994
                           -------------------------------------------------------------------------------------------
                               18.563845           19.087872             2.82%              182,484          1993
                           -------------------------------------------------------------------------------------------
                               18.018283           18.563845             3.03%              177,970          1992
                           -------------------------------------------------------------------------------------------
                               16.352445           18.018283            10.19%              191,264          1991
                           -------------------------------------------------------------------------------------------
                               15.400806           16.352445             6.18%              188,328          1990
                           -------------------------------------------------------------------------------------------
                               14.188398           15.400806             8.55%              224,117          1989
                           -------------------------------------------------------------------------------------------
                               13.608723           14.188398             4.26%              252,401          1988
----------------------------------------------------------------------------------------------------------------------
American Century: Income       10.551440           14.002308            32.71%              135,424          1997
& Growth                   -------------------------------------------------------------------------------------------
                               10.000000           10.551440             5.51%               18,133          1996
----------------------------------------------------------------------------------------------------------------------
American Century:              51.389039           65.572069            27.60%              158,492          1997
Twentieth Century Growth   -------------------------------------------------------------------------------------------
                               45.274141           51.389039            13.51%              186,518          1996
                           -------------------------------------------------------------------------------------------
                               38.113717           45.274141            18.79%              231,124          1995
                           -------------------------------------------------------------------------------------------
                               39.197771           38.113717            -2.77%              324,141          1994
                           -------------------------------------------------------------------------------------------
                               38.275689           39.197771             2.41%              335,369          1993
                           -------------------------------------------------------------------------------------------
                               40.518750           38.275689            -5.54%              404,811          1992
                           -------------------------------------------------------------------------------------------
                               24.287059           40.518750            66.83%              410,440          1991
                           -------------------------------------------------------------------------------------------
                               25.592676           24.287059            -5.10%              401,940          1990
                           -------------------------------------------------------------------------------------------
                               18.114515           25.592676            41.28%              428,017          1989
                           -------------------------------------------------------------------------------------------
                               17.866465           18.114515             1.39%              470,808          1988
----------------------------------------------------------------------------------------------------------------------
American Century:              13.268469           15.678789            18.17%               31,799          1997
Twentieth Century          -------------------------------------------------------------------------------------------
International Growth           11.748911           13.268469            12.93%               37,683          1996
                           -------------------------------------------------------------------------------------------
                               10.000000           11.748911            17.49%               25,477          1995
----------------------------------------------------------------------------------------------------------------------
American Century:              13.807925           16.780808            21.53%              660,821          1997
Twentieth Century Ultra    -------------------------------------------------------------------------------------------
                               12.289075           13.807925            12.36%              530,842          1996
                           -------------------------------------------------------------------------------------------
                                9.043121           12.289075            35.89%              266,570          1995
                           -------------------------------------------------------------------------------------------
                                9.505758            9.043121            -4.87%              116,020          1994
                           -------------------------------------------------------------------------------------------
                               10.000000            9.505758            -4.94%                2,713          1993
----------------------------------------------------------------------------------------------------------------------
Delchester Fund Inst'l         13.618147           15.348845            12.71%               87,319          1997
                           -------------------------------------------------------------------------------------------
                               12.257125           13.618147            11.10%               70,363          1996
                           -------------------------------------------------------------------------------------------
                               10.867271           12.257125            12.79%               65,214          1995
                           -------------------------------------------------------------------------------------------
                               11.511092           10.867271            -5.59%               43,997          1994
                           -------------------------------------------------------------------------------------------
                               10.000000           11.511092            15.11%               15,953          1993
----------------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus, Inc.     10.958199           11.848519             8.12%              156,006          1997
                           -------------------------------------------------------------------------------------------
                               10.819193           10.958199             1.28%              169,248          1996
                           -------------------------------------------------------------------------------------------
                                9.110600           10.819193            18.75%               53,005          1995
                           -------------------------------------------------------------------------------------------
                               10.000000            9.110600            -8.89%               15,283          1994
----------------------------------------------------------------------------------------------------------------------
Dreyfus S & P 500 Index        17.509385           22.921661            30.91%              332,923          1997
Fund                       -------------------------------------------------------------------------------------------
                               14.505515           17.509385            20.71%              187,389          1996
                           -------------------------------------------------------------------------------------------
                               10.749166           14.505515            34.95%               33,323          1995
                           -------------------------------------------------------------------------------------------
                               10.819026           10.749166            -0.65%               12,668          1994
                           -------------------------------------------------------------------------------------------
                               10.000000           10.819026             8.19%                  585          1993
----------------------------------------------------------------------------------------------------------------------

                                   17 of 127

                              ACCUMULATION       ACCUMULATION           PERCENT            NUMBER OF
                               UNIT VALUE         UNIT VALUE           CHANGE IN          ACCUMULATION
                              AT BEGINNING          AT END            ACCUMULATION        UNITS AT END
           FUND                OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century      15.742432           20.101260            27.69%               35,892          1997
Fund, Inc.                 -------------------------------------------------------------------------------------------
                               12.829548           15.742432            22.70%               21,194          1996
                           -------------------------------------------------------------------------------------------
                                9.570659           12.829548            34.05%               12,292          1995
                           -------------------------------------------------------------------------------------------
                               10.477293            9.570659            -8.65%                7,325          1994
                           -------------------------------------------------------------------------------------------
                               10.000000           10.477293             4.77%                2,583          1993
----------------------------------------------------------------------------------------------------------------------
Evergreen Income and           14.032960           17.394044            23.95%               63,791          1997
Growth Fund (formerly      -------------------------------------------------------------------------------------------
Evergreen Total Return         12.594984           14.032960            11.42%               65,357          1996
Fund)                      -------------------------------------------------------------------------------------------
                               10.301799           12.594984            22.26%               60,789          1995
                           -------------------------------------------------------------------------------------------
                               11.153183           10.301799            -7.63%               51,305          1994
                           -------------------------------------------------------------------------------------------
                               10.000000           11.153183            11.53%               32,321          1993
----------------------------------------------------------------------------------------------------------------------
Federated Bond Fund            10.117861           11.076983             9.48%               33,538          1997
                           -------------------------------------------------------------------------------------------
                               10.000000           10.117861             1.18%                9,873          1996
----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced      10.890814           13.150098            20.74%               13,345          1997
Fund - Class T             -------------------------------------------------------------------------------------------
                               10.177458           10.890814             7.01%                2,740          1996
                           -------------------------------------------------------------------------------------------
                               10.000000           10.177458             1.77%                    0          1995
----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity        11.552736           14.355400            24.26%               84,318          1997
Income Fund - Class T      -------------------------------------------------------------------------------------------
                               10.213719           11.552736            13.11%               59,163          1996
                           -------------------------------------------------------------------------------------------
                               10.000000           10.213719             2.14%                    0          1995
----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth        11.997760           15.224094            26.89%              315,184          1997
Opportunities Fund -       -------------------------------------------------------------------------------------------
Class - T                      10.325686           11.997760            16.19%              177,245          1996
                           -------------------------------------------------------------------------------------------
                               10.000000           10.325686             3.26%                    0          1995
----------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield    11.241941           12.767617            13.57%              195,236          1997
Fund - Class T             -------------------------------------------------------------------------------------------
                               10.057673           11.241941            11.77%               70,939          1996
                           -------------------------------------------------------------------------------------------
                               10.000000           10.057673             0.58%                    0          1995
----------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager         12.442308           15.016191            20.57%              244,272          1997
                           -------------------------------------------------------------------------------------------
                               11.183603           12.442308            11.25%              244,667          1996
                           -------------------------------------------------------------------------------------------
                                9.589367           11.183603            16.63%              198,546          1995
                           -------------------------------------------------------------------------------------------
                               10.415849            9.589367            -7.93%              150,536          1994
                           -------------------------------------------------------------------------------------------
                               10.000000           10.415849             4.16%                3,292          1993
----------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income      41.287772           46.743425            13.21%               27,378          1997
Fund                       -------------------------------------------------------------------------------------------
                               37.550944           41.287772             9.95%               29,770          1996
                           -------------------------------------------------------------------------------------------
                               32.589111           37.550944            15.23%               37,608          1995
                           -------------------------------------------------------------------------------------------
                               34.612981           32.589111            -5.85%               47,236          1994
                           -------------------------------------------------------------------------------------------
                               28.076548           34.612981            23.28%               59,521          1993
                           -------------------------------------------------------------------------------------------
                               22.214568           28.076548            26.39%               67,342          1992
                           -------------------------------------------------------------------------------------------
                               17.337275           22.214568            28.13%               73,366          1991
                           -------------------------------------------------------------------------------------------
                               18.269034           17.337275            -5.10%              100,081          1990
                           -------------------------------------------------------------------------------------------
                               19.118217           18.269034            -4.44%              181,935          1989
                           -------------------------------------------------------------------------------------------
                               17.209582           19.118217            11.09%              209,084          1988
----------------------------------------------------------------------------------------------------------------------
Fidelity Equity - Income       55.285184           70.928467            28.30%              245,733          1997
Fund                       -------------------------------------------------------------------------------------------
                               46.285491           55.285184            19.44%              257,747          1996
                           -------------------------------------------------------------------------------------------
                               35.576037           46.285491            30.10%              263,736          1995
                           -------------------------------------------------------------------------------------------
                               35.955883           35.576037            -1.06%              306,544          1994
                           -------------------------------------------------------------------------------------------
                               30.029661           35.955883            19.73%              305,774          1993
                           -------------------------------------------------------------------------------------------
                               26.531856           30.029661            13.18%              285,928          1992
                           -------------------------------------------------------------------------------------------
                               20.772673           26.531856            27.72%              294,858          1991
                           -------------------------------------------------------------------------------------------
                               24.479712           20.772673           -15.14%              330,860          1990
                           -------------------------------------------------------------------------------------------
                               20.898784           24.479712            17.13%              408,022          1989
                           -------------------------------------------------------------------------------------------
                               17.285651           20.898784            20.90%              399,082          1988
----------------------------------------------------------------------------------------------------------------------

                                   18 of 127

                              ACCUMULATION       ACCUMULATION           PERCENT            NUMBER OF
                               UNIT VALUE         UNIT VALUE           CHANGE IN          ACCUMULATION
                              AT BEGINNING          AT END            ACCUMULATION        UNITS AT END
           FUND                OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund       17.810611          22.253917            24.95%              655,202          1997
                           -------------------------------------------------------------------------------------------
                                16.158074          17.810611            10.23%              656,562          1996
                           -------------------------------------------------------------------------------------------
                                11.964387          16.158074            35.05%              563,859          1995
                           -------------------------------------------------------------------------------------------
                                12.346838          11.964387            -3.10%              307,064          1994
                           -------------------------------------------------------------------------------------------
                                10.000000          12.346838            23.47%               59,100          1993
----------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund           16.377974          19.778111            20.76%              599,590          1997
                           -------------------------------------------------------------------------------------------
                                14.410892          16.377974            13.65%              475,617          1996
                           -------------------------------------------------------------------------------------------
                                12.020413          14.410892            19.89%              301,466          1995
                           -------------------------------------------------------------------------------------------
                                11.972512          12.020413             0.40%              161,179          1994
                           -------------------------------------------------------------------------------------------
                                10.000000          11.972512            19.73%               44,320          1993
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High               21.793257          25.310146            16.14%               10,793          1997
Income Portfolio           -------------------------------------------------------------------------------------------
                                19.364421          21.793257            12.54%               12,382          1996
                           -------------------------------------------------------------------------------------------
                                16.267014          19.364421            19.04%               22,970          1995
                           -------------------------------------------------------------------------------------------
                                16.739460          16.267014            -2.82%               34,151          1994
                           -------------------------------------------------------------------------------------------
                                14.073333          16.739460            18.94%               62,931          1993
                           -------------------------------------------------------------------------------------------
                                11.587552          14.073333            21.45%               42,842          1992
                           -------------------------------------------------------------------------------------------
                                10.000000          11.587552            15.88%               10,365          1991
----------------------------------------------------------------------------------------------------------------------
Janus Fund                      12.087447          14.640570            21.12%              235,485          1997
                           -------------------------------------------------------------------------------------------
                                10.239338          12.087447            18.05%              133,123          1996
                           -------------------------------------------------------------------------------------------
                                10.000000          10.239338             2.39%                    0          1995
----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund               14.762398          18.897600            28.01%              312,701          1997
                           -------------------------------------------------------------------------------------------
                                11.699046          14.762398            26.18%              230,288          1996
                           -------------------------------------------------------------------------------------------
                                 8.701036          11.699046            34.46%               96,594          1995
                           -------------------------------------------------------------------------------------------
                                 9.451097           8.701036            -7.94%               56,135          1994
                           -------------------------------------------------------------------------------------------
                                10.000000           9.451097            -5.49%                1,020          1993
----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund            10.317427          12.268712            18.91%              323,968          1997
                           -------------------------------------------------------------------------------------------
                                10.000000          10.317427             3.17%               45,099          1996
----------------------------------------------------------------------------------------------------------------------
MFS(R) World                    36.879814          36.509244            -1.00%               20,631          1997
Governments Fund           -------------------------------------------------------------------------------------------
                                35.454983          36.879814             4.02%               28,013          1996
                           -------------------------------------------------------------------------------------------
                                31.104159          35.454983            13.99%               34,015          1995
                           -------------------------------------------------------------------------------------------
                                33.728667          31.104159            -7.78%               39,642          1994
                           -------------------------------------------------------------------------------------------
                                28.864451          33.728667            16.85%               45,016          1993
                           -------------------------------------------------------------------------------------------
                                28.856612          28.864451             0.03%               48,580          1992
                           -------------------------------------------------------------------------------------------
                                25.777493          28.856612            11.94%               39,397          1991
                           -------------------------------------------------------------------------------------------
                                22.152081          25.777493            16.37%               44,525          1990
                           -------------------------------------------------------------------------------------------
                                20.902197          22.152081             5.98%               44,572          1989
                           -------------------------------------------------------------------------------------------
                                20.287562          20.902197             3.03%               54,351          1988
----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund         37.842928          40.827520             7.89%               41,735          1997
                           -------------------------------------------------------------------------------------------
                                37.782872          37.842928             0.16%               42,476          1996
                           -------------------------------------------------------------------------------------------
                                30.832258          37.782872            22.54%               38,843          1995
                           -------------------------------------------------------------------------------------------
                                33.991130          30.832258            -9.29%               35,282          1994
                           -------------------------------------------------------------------------------------------
                                31.104546          33.991130             9.28%               35,392          1993
                           -------------------------------------------------------------------------------------------
                                29.186916          31.104546             6.57%               21,409          1992
                           -------------------------------------------------------------------------------------------
                                25.300143          29.186916            15.36%               18,724          1991
                           -------------------------------------------------------------------------------------------
                                23.686756          25.300143             6.81%               16,600          1990
                           -------------------------------------------------------------------------------------------
                                21.674206          23.686756             9.29%               20,519          1989
                           -------------------------------------------------------------------------------------------
                                20.301575          21.674206             6.76%               21,508          1988
----------------------------------------------------------------------------------------------------------------------

                                   19 of 127

                              ACCUMULATION       ACCUMULATION           PERCENT            NUMBER OF
                               UNIT VALUE         UNIT VALUE           CHANGE IN          ACCUMULATION
                              AT BEGINNING          AT END            ACCUMULATION        UNITS AT END
           FUND                OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund             70.764576           97.524886             37.82%              45,672          1997
                           -------------------------------------------------------------------------------------------
                               57.857937           70.764576             22.31%              34,681          1996
                           -------------------------------------------------------------------------------------------
                               45.095466           57.857937             28.30%              30,473          1995
                           -------------------------------------------------------------------------------------------
                               45.422888           45.095466             -0.72%              32,311          1994
                           -------------------------------------------------------------------------------------------
                               43.104048           45.422888              5.38%              32,770          1993
                           -------------------------------------------------------------------------------------------
                               42.418147           43.104048              1.62%              30,648          1992
                           -------------------------------------------------------------------------------------------
                               33.001868           42.418147             28.53%              28,864          1991
                           -------------------------------------------------------------------------------------------
                               33.337339           33.001868             -1.01%              27,869          1990
                           -------------------------------------------------------------------------------------------
                               25.242361           33.337339             32.07%              26,210          1989
                           -------------------------------------------------------------------------------------------
                               21.904484           25.242361             15.24%              34,078          1988
----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth           75.405663           93.947252             24.59%              46,513          1997
Fund                       -------------------------------------------------------------------------------------------
                               65.471148           75.405663             15.17%              48,441          1996
                           -------------------------------------------------------------------------------------------
                               51.535806           65.471148             27.04%              48,841          1995
                           -------------------------------------------------------------------------------------------
                               51.458079           51.535806              0.15%              48,009          1994
                           -------------------------------------------------------------------------------------------
                               46.832151           51.458079              9.88%              48,190          1993
                           -------------------------------------------------------------------------------------------
                               44.639577           46.832151              4.91%              48,853          1992
                           -------------------------------------------------------------------------------------------
                               33.241418           44.639577             34.29%              42,168          1991
                           -------------------------------------------------------------------------------------------
                               36.439953           33.241418             -8.78%              43,789          1990
                           -------------------------------------------------------------------------------------------
                               32.118373           36.439953             13.46%              53,223          1989
                           -------------------------------------------------------------------------------------------
                               26.557068           32.118373             20.94%              58,604          1988
----------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money            19.580907           20.316392              3.76%             325,458          1997
Market Fund                -------------------------------------------------------------------------------------------
                               18.898613           19.580907              3.61%             327,248          1996
                           -------------------------------------------------------------------------------------------
                               18.146709           18.898613              4.14%             424,693          1995
                           -------------------------------------------------------------------------------------------
                               17.721943           18.146709              2.40%             326,464          1994
                           -------------------------------------------------------------------------------------------
                               17.504831           17.721943              1.24%             294,859          1993
                           -------------------------------------------------------------------------------------------
                               17.183173           17.504831              1.87%             303,845          1992
                           -------------------------------------------------------------------------------------------
                               16.480790           17.183173              4.26%             450,748          1991
                           -------------------------------------------------------------------------------------------
                               15.478296           16.480790              6.48%             548,549          1990
                           -------------------------------------------------------------------------------------------
                               14.401492           15.478296              7.48%             568,349          1989
                           -------------------------------------------------------------------------------------------
                               13.622887           14.401492              5.72%             731,284          1988
----------------------------------------------------------------------------------------------------------------------
Nationwide(R) U.S.             10.324818           11.156351              8.05%               6,737          1997
Government Income Fund     -------------------------------------------------------------------------------------------
                               10.124709           10.324818              1.98%               6,372          1996
                           -------------------------------------------------------------------------------------------
                               10.000000           10.124709              1.25%                   0          1995
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman             14.625126           17.024633             16.41%             448,443          1997
Guardian Fund              -------------------------------------------------------------------------------------------
                               12.571028           14.625126             16.34%             357,346          1996
                           -------------------------------------------------------------------------------------------
                                9.640402           12.571028             30.40%             139,046          1995
                           -------------------------------------------------------------------------------------------
                               10.000000            9.640402             -3.60%              25,549          1994
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman             11.068501           11.672986              5.46%              67,262          1997
Limited Maturity Bond      -------------------------------------------------------------------------------------------
Fund                           10.735070           11.068501              3.11%              74,163          1996
                           -------------------------------------------------------------------------------------------
                                9.833352           10.735070              9.17%              91,976          1995
                           -------------------------------------------------------------------------------------------
                                9.995028            9.833352             -1.62%              89,231          1994
                           -------------------------------------------------------------------------------------------
                               10.000000            9.995028             -0.05%                 423          1993
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman             18.631249           23.764888             27.55%             312,513          1997
Partners Fund              -------------------------------------------------------------------------------------------
                               14.924653           18.631249             24.84%             222,551          1996
                           -------------------------------------------------------------------------------------------
                               11.183371           14.924653             33.45%              73,504          1995
                           -------------------------------------------------------------------------------------------
                               11.548721           11.183371             -3.16%              38,329          1994
                           -------------------------------------------------------------------------------------------
                               10.000000           11.548721             15.49%               9,926          1993
----------------------------------------------------------------------------------------------------------------------

                                   20 of 127

                              ACCUMULATION       ACCUMULATION           PERCENT            NUMBER OF
                               UNIT VALUE         UNIT VALUE           CHANGE IN          ACCUMULATION
                              AT BEGINNING          AT END            ACCUMULATION        UNITS AT END
           FUND                OF PERIOD           OF PERIOD           UNIT VALUE        OF THE PERIOD       YEAR
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund        18.022572           21.669822             20.24%             262,844          1997
                           -------------------------------------------------------------------------------------------
                               15.538850           18.022572             15.98%             228,413          1996
                           -------------------------------------------------------------------------------------------
                               13.503390           15.538850             15.07%             160,871          1995
                           -------------------------------------------------------------------------------------------
                               14.119303           13.503390             -4.36%              87,590          1994
                           -------------------------------------------------------------------------------------------
                               10.000000           14.119303             41.19%               5,128          1993
----------------------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund          12.187868           14.235004             16.80%              46,629          1997
Series                     -------------------------------------------------------------------------------------------
                               11.373217           12.187868              7.16%              43,659          1996
                           -------------------------------------------------------------------------------------------
                                9.338434           11.373217             21.79%              23,786          1995
                           -------------------------------------------------------------------------------------------
                               10.000000            9.338434             -6.62%               9,028          1994
----------------------------------------------------------------------------------------------------------------------
Strong Total Return            16.766964           20.549313             22.56%              78,495          1997
Fund, Inc.                 -------------------------------------------------------------------------------------------
                               14.893186           16.766964             12.58%              63,801          1996
                           -------------------------------------------------------------------------------------------
                               11.881033           14.893186             25.35%              41,291          1995
                           -------------------------------------------------------------------------------------------
                               12.205201           11.881033             -2.66%              19,727          1994
                           -------------------------------------------------------------------------------------------
                               10.000000           12.205201             22.05%               3,939          1993
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign              12.923758           13.604014              5.26%             354,769          1997
Fund - Class I             -------------------------------------------------------------------------------------------
                               11.097523           12.923758             16.46%             266,477          1996
                           -------------------------------------------------------------------------------------------
                               10.000000           11.097523             10.98%              69,083          1995
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging        11.814248           14.140391             19.69%             316,835          1997
Growth Fund                -------------------------------------------------------------------------------------------
                               10.895016           11.814248              8.44%             250,912          1996
                           -------------------------------------------------------------------------------------------
                               10.000000           10.895016              8.95%                   0          1995
----------------------------------------------------------------------------------------------------------------------




Unit value information is not provided for the following funds: Dreyfus Appreciation Fund, Inc., Dreyfus Balanced Fund, Inc., Federated High Yield Trust, Franklin Mutual Series Fund Inc. - Mutual Shares Fund: Class 1, Neuberger & Berman Equity Trust(R) - Neuberger & Berman Genesis Trust, Warburg Pincus Global Fixed Income Fund. These Underlying Mutual Funds were added to the Variable Account effective January 2, 1998, and therefore have no unit value histories prior to that time.


                        NATIONWIDE LIFE INSURANCE COMPANY


The Company is a stock life insurance company organized under the laws of the state of Ohio in March 1929. The Company is a member of the Nationwide Insurance Enterprise, with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. The Company is a leading provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, and Puerto Rico. The Contracts are distributed by the General Distributor, Nationwide Advisory Services, Inc.


The Company is ranked and rated by independent financial rating services, among which are Moody's, Standard and Poor's, and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings in sales literature from time to time.


                       NATIONWIDE ADVISORY SERVICES, INC.

The Contracts are distributed by the General Distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly-owned subsidiary of Nationwide Life Insurance Company.

                                   21 of 127

                              THE VARIABLE ACCOUNT


The Variable Account was established by the Company on March 3, 1976, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the SEC as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision of the management of the Variable Account or the Company by the SEC.


The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains, and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.


Purchase Payments are allocated within the Variable Account among one or more Sub-Accounts made up of shares in the Underlying Mutual Fund option(s). Currently (and at all times after January 1, 1993), the Contracts are issued to Individual Retirement Account custodians for the benefit of Individual Retirement Account holders.


UNDERLYING MUTUAL FUND OPTIONS


Contract Owners (or Annuitants, if Annuitants have been authorized to exercise ownership rights under the Contract) may choose from among a number of different Underlying Mutual Fund options (see Appendix B which contains a summary of investment objectives for each Underlying Mutual Fund option). More detailed information may be found in the current prospectus for each Underlying Mutual Fund option offered. Such a prospectus for the Underlying Mutual Fund option(s) being considered must accompany this prospectus and should be read in conjunction herewith. A copy of each prospectus may be obtained without charge from Nationwide Life Insurance Company by calling 1-800-848-6331, TDD 1-800-238-3035 or writing P.O. Box 16609, Columbus, Ohio 43216-6609.

The Underlying Mutual Fund options may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Underlying Mutual Funds. A conflict may occur due to a number of reasons, including a change in law affecting the operations of variable life and variable annuity separate accounts or differences in the voting instructions of the Contract Owners and those of other companies. In the event of conflict, the Company will take any steps necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the Underlying Mutual Fund(s) involved in the conflict.

For Contracts issued after January 1, 1993, the Underlying Mutual Fund options offered are also available to the general public. (Based on the Company's marketing plan for the Contracts, the Company does not anticipate any disadvantages to this.) There is, however, a possibility that a material conflict may arise between those with interests in the Contracts, the Variable Account and the various individuals and entities holding shares of the Funds. A conflict may occur due to a number of reasons, including a change in law affecting the operations of variable annuity separate accounts or differences in the voting instructions of the Owners and others maintaining a voting interest in the Underlying Mutual Funds. In the event of conflict, the Company will take any steps necessary to protect those with interests in the Contracts.


VOTING RIGHTS

Voting rights under the Contracts apply ONLY with respect to Purchase Payments or accumulated amounts allocated to the Variable Account.


In accordance with its view of applicable law, the Company will vote the shares of the Underlying Mutual Funds at regular and special meetings of the shareholders. These shares will be voted in accordance with instructions received from Contract Owners. If the 1940 Act or any regulation thereunder should be amended, or if the present interpretation changes, whereby the Company is permitted to vote the shares of the Underlying Mutual Funds in its own right, it may elect to do so.

                                   22 of 127

The number of shares held in the Variable Account which are attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account by the Net Asset Value of the Underlying Mutual Fund corresponding to the Sub-Account. The number of shares which may be voted will be determined as of a date chosen by the Company not more than 90 days prior to the meeting of the Underlying Mutual Fund. Each person having a voting interest in the Variable Account will receive periodic reports relating to the Underlying Mutual Fund, proxy material and a form with which to give such voting instructions. In those cases in which the Annuitant has been authorized to exercise ownership rights, the Company will accept voting instructions from the Annuitant and provide all necessary information to the Annuitant as if he or she were the Contract Owner.


Voting instructions will be solicited by written communication at least 21 days prior to such meeting. Underlying Mutual Fund shares to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.

        VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS

MORTALITY RISK CHARGE


The Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.80% of the daily net assets of the Variable Account. By guaranteeing the Contract's annuity rate, the Company assumes the Mortality Risk. These guarantees cannot change regardless of the death rates of persons receiving annuity payments or of the general population. The Company expects to generate a profit from this charge.


EXPENSE RISK CHARGE


The Company deducts an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.45% (0.50% for Contracts issued prior to January 1, 1993) of the daily net assets of the Variable Account. By guaranteeing the Contract's annuity rate, the Company assumes the Expense Risk. These guarantees cannot change regardless of its annual expenses. The Company expects to generate profit from this charge.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

No deduction for a sales charge is made from the Purchase Payments for this Contract. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions (see "Elimination of CDSC"), deduct a CDSC. The CDSC will not exceed the lesser of:

         (1)   7% of the amount surrendered; or

         (2) 7% of the total of all Purchase Payments made within 84 months prior to the date of the surrender request.

The Contingent Deferred Sales Charge, when it is applicable, will be used to cover expenses relating to the sale of the Contract, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contract from the CDSC. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Mortality Risk Charge and Expense Risk Charge since the Company expects to generate a profit through these charges. Gross distribution allowances which may be paid on the sale of these Contracts are not more than 5.25% of the Purchase Payments.


If part or all of the Contract Value is surrendered, a CDSC will be deducted by the Company. For purposes of the CDSC, surrenders under a Contract come first from the Purchase Payments which have been on deposit under the Contract for the longest time period. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

For Contracts issued on or after January 1, 1993, the CDSC will apply in the amounts set forth below. In no event will any CDSC be made against any values which have been held under the Contract for at least 84 months, or to commencement of an annuity payout under Contracts which have been in effect for at least two years or upon the death of the Annuitant.


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



 NUMBER OF COMPLETED YEARS    CONTINGENT DEFERRED SALES   NUMBER OF COMPLETED YEARS   CONTINGENT DEFERRED SALES
   FROM DATE OF PURCHASE          CHARGE PERCENTAGE         FROM DATE OF PURCHASE         CHARGE PERCENTAGE
          PAYMENT                                                  PAYMENT

             0                           7%                           4                          3%
             1                           6%                           5                          2%
             2                           5%                           6                          1%
             3                           4%                           7                          0%

Starting with the second year after a Purchase Payment has been made under the Contract, 10% of that Purchase Payment may be withdrawn each year without imposition of the CDSC. This free withdrawal privilege is non-cumulative and will not exceed 10% of the Purchase Payment in any year. The CDSC is waived:


         (a) for first year withdrawals of up to 10% of Purchase Payments for Individual Retirement Account rollover contracts; or

         (b) for any amount withdrawn from this Contract in order to meet minimum distribution requirements under the Code.

Withdrawals may be restricted for Contracts issued pursuant to the terms of a Qualified Plan. No sales charges are deducted on redemption proceeds that are transferred to the Fixed Account option of this annuity. The Contract Owner may be subject to a tax penalty if withdrawals are taken prior to age 59 1/2.


For Contracts issued before January 1, 1993 a CDSC will be deducted by the Company equal to 5% of the lesser of the total of all Purchase Payments made within 96 months prior to the date of the request for surrender, or the amount surrendered. In no event will any CDSC be made against any values which have been held under the Contract for at least 96 months. Certain partial surrenders may be requested for which no CDSC will be assessed. For any Purchase Payments made, the Contract Owner (or Annuitant, if applicable) may, after the first year from the date of each such Purchase Payment, withdraw without a CDSC, up to 5% of that Purchase Payment for each year that the Purchase Payment has remained on deposit (less the amount of such Purchase Payment previously surrendered free of charge).


ELIMINATION OF CDSC

For Contracts sold pursuant to Qualified Plans established on or after January 1, 1993, as described in Section 401 of the Code, SEP-IRA Contracts sold on or after January 1, 1993, and Roth IRAs, the Company will waive the CDSC when:


         (1) the Plan Participant experiences a case of hardship (as defined for purposes of Code Section 401(k));

         (2)   the Plan Participant becomes disabled (within the meaning of Code
               Section 72(m)(7));

         (3) the Plan Participant attains age 59-1/2 and has participated in the Contract for at least 5 years, as determined from the Contract Anniversary date;

         (4) the Plan Participant has participated in the Contract for at least 15 years as determined from the Contract Anniversary date;

         (5)   the Plan Participant dies; or

         (6)   the Plan Participant annuitizes after 2 years in the Contract.


For Individual Retirement Accounts, the Company will waive the CDSC when:


         (1)   the Designated Annuitant dies; or

         (2)   the Contract Owner annuitizes after 2 years in the Contract.

When a Contract is exchanged for another contract issued by the Company or any of its affiliate insurance companies, of the type and class which the Company determined is eligible for such exchange, the Company will waive the Contingent Deferred Sales Charge on the first Contract.


In no event will elimination of Contingent Deferred Sales Charges be permitted where such elimination would be unfairly discriminatory to any person, or where it is prohibited by law.


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


CONTRACT MAINTENANCE CHARGE

Each year on the Contract Anniversary (and on the date of surrender in any year in which the entire Contract Value is surrendered), the Company deducts a Contract Maintenance Charge of $30 from the Contract Value to reimburse it for the administrative expenses relating to the issuance and maintenance of the Contract. For Contracts issued pursuant to Qualified Plans described in Section 401 of the Code, established on or after January 1, 1993 and SEP-IRA Contracts established on or after January 1, 1993 and before August 1, 1994, the Contract Maintenance Charge varies from $30 to $0. Underwriting considerations include the size of the group, the average participant account balance transferred to the Company, if any, and administrative savings. For Contracts issued to Qualified Plans described in Section 401 of the Code and SEP-IRA Contracts established on or after August 1, 1994, the Contract Maintenance Charge varies from $12 to $0. Variances are based on internal underwriting guidelines. The Contract Maintenance Charge will be allocated between the Fixed Account and Variable Account in the same percentages as the purchase payment investment allocations are to the Fixed Account and Variable Account.


ADMINISTRATION CHARGE

The Company deducts an Administration Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.05% of the daily net assets of the Variable Account for Contracts issued after January 1, 1993. The Administration Charge is designed only to reimburse the Company for administrative expenses. The Company will monitor this charge to ensure that it does not exceed annual administration expenses.


PREMIUM TAXES


The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion in compliance with state law. The Company currently deducts such charges from the Contract Value either at:

         (1)   the time the Contract is surrendered;

         (2)   Annuitization; or

         (3) such earlier date as the Company may become subject to such taxes.


EXPENSES OF VARIABLE ACCOUNT


The Variable Account is responsible for the following charges:

         (1) Administrative Charge associated with the issuance and maintenance of the Contract;


         (2) Mortality Risk Charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contract; and


         (3) Expense Risk Charge associated with guaranteeing that the Mortality Risk Charge, Expense Risk Charge, Contract Maintenance Charge and Administration Charge will not be changed regardless of actual expenses.

If these charges are insufficient to cover the actual expenses, the loss will be borne by the Company.

All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account are subject to CDSC and premium tax deductions, if applicable, but are not subject to charges exclusive to the Variable Account; e.g., the Mortality Risk Charge, the Expense Risk Charge, and the Administration Charge.


INVESTMENTS OF THE VARIABLE ACCOUNT


The Contract Owner (or Annuitant, if applicable) may elect to have Purchase Payments allocated among one or more of the Sub-Accounts. Shares of the respective Underlying Mutual Fund option(s) specified are purchased at Net Asset Value for the respective Sub-Account(s) and converted into Accumulation Units. The Contract Owner (or Annuitant, if applicable) may change the allocation of Purchase Payments or may exchange amounts among the Sub-Accounts. Such transactions are subject to conditions imposed by the Underlying Mutual Funds, as well as those set forth in the Contract.



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                                   25 of 127

RIGHT TO REVOKE


Unless a longer period is required by state law, the Contract Owner (or Annuitant, if so authorized) may revoke the Contract within 10 days of receipt of the Contract and receive a refund of the Contract Value. In order to revoke, the Contract must be mailed or delivered to the Home Office at the mailing address shown on page 1 of this prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office at the mailing address shown on page 1 of this prospectus.


The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

TRANSFERS


Up to 100% of the value of the Variable Account may be transferred to the Fixed Account without penalty or adjustment. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the Interest Rate Guarantee Period. Transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period for any amount allocated to the Fixed Account expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. For all transfers involving the Variable Account, the Contract Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order. The Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 25% of the Contract Value for any 12 month period. Once the Contract has been annuitized, transfers may only be made on each anniversary of the Annuitization Date.

At the expiration of an Interest Rate Guarantee Period, a portion of the value of the Fixed Account may be transferred to the Variable Account. The amount that may be transferred from the Fixed Account to the Variable Account will be determined by the Company, at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred from the Fixed Account will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The specific percentage will be declared upon the expiration date of the guaranteed period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the guarantee period. If a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") has been established, transfers from the Fixed Account to the Variable Account will be determined under the terms of that agreement.

Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available automatically without the need of any affirmative election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include the following: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions and providing written confirmation thereof to the person authorized to make exchanges and any agent of record at the last address of record; or such other procedures as the Company may deem reasonable. The Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner. The Company may withdraw the telephone exchange privilege upon 30 days written notice to Contract Owners.


LOAN PRIVILEGE

Loans are available only for Contracts issued on or before January 1, 1993.


Prior to the Annuitization Date, the Owner of a Qualified Contract may receive a loan from their Contract Value, subject to the terms of the Contract, the Plan, and the Code, which may impose restrictions on loans. Individual Retirement Accounts, Roth IRAs and SEP-IRAs are not eligible for loans.

Loans from Qualified Contracts are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000, unless a lower minimum amount is mandated by state law. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during



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

the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated above.


All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. The Company will first transfer to the collateral fixed account the Sub-Account's Accumulation Units in proportion to the assets in each option until the required balance is reached or all such Accumulation Units are exhausted. The remaining required collateral will be transferred from the Fixed Account. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the collateral fixed account.

Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance will be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will be processed in the same manner as a Purchase Payment; they will be allocated among the Sub-Accounts in accordance with the Contract, unless the Contract Owner and the Company agree to amend the Contract at a later date on a case by case basis.

Any amounts distributed will be reduced by the amount of the loan outstanding, plus accrued interest if:

         (1)   the Contract is surrendered;

         (2)   the Contract Owner/Annuitant dies; or

         (3) the Contract Owner who is not the Annuitant dies prior to Annuitization.

In addition, the Contract Value will be reduced by the amount of any outstanding loans plus accrued interest if the annuity payments begin while the loan is outstanding. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, the entire loan will be treated as a deemed Distribution, will be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest will continue to accrue on the loan after default. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a Distribution of at least that amount. Additional loans may not be available while a previous loan remains in default.


Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the Participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the Participant or the employer.


Loan repayments must be identified as such or else they will be treated as Purchase Payments, and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the loan's term or procedures if there is a change in applicable law. The Company also reserves the right to assess a loan processing fee.


BENEFICIARY


The Beneficiary is the person who may receive certain benefits under the Contract in the event the Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Annuitant, all rights and interest of the Beneficiary will vest in the Contingent Beneficiary. If more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If no Contingent Beneficiary survives the Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the estate of the last surviving Contract Owner.



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





Subject to the terms of any existing assignment, the Contract Owner (or Annuitant, if so authorized) may change the Beneficiary or the Contingent Beneficiary during the lifetime of the Annuitant by written notice to the Company. The change will take effect as of the time the written notice was signed, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

CONTRACT OWNERSHIP

Unless the Contract otherwise provides, the Contract Owner has all rights under the Contract. Ownership rights may be exercised by the Annuitant if the Contract Owner has authorized the Annuitant to exercise such rights. PURCHASERS NAMING SOMEONE OTHER THAN THEMSELVES AS OWNER WILL HAVE NO RIGHTS UNDER THE CONTRACT. If the Annuitant does not survive the Contract Owner or if the Annuitant and the Owner are the same person, Contract ownership will be determined in accordance with the "Death Of Annuitant Prior To The Annuitization Date" provision. After the Annuitization Date, ownership will be determined based on the Annuity Payment Option selected. Ownership rights under this Contract may be restricted under the provisions of the retirement or deferred compensation plan under which this Contract may be issued.


SUBSTITUTION OF SECURITIES

If the shares of the Underlying Mutual Fund options described in this prospectus should no longer be available for investment by the Variable Account or, if in the judgment of the Company's management, further investment in such Underlying Mutual Fund shares should become inappropriate, the Company may substitute shares of another Underlying Mutual Fund for shares already purchased or to be purchased in the future by Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the SEC and under such requirements as it may impose.

INQUIRIES

Inquiries may be directed to Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD
1-800-238-3035.


          ANNUITY PAYMENT PERIOD, DEATH BENEFIT AND OTHER DISTRIBUTIONS


ANNUITY COMMENCEMENT DATE


An Annuity Commencement Date will be selected. Such date will be the first day of a calendar month unless otherwise agreed upon. The date must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of a Qualified Plan or Tax Sheltered Annuity Plan, Annuitization may occur during the first 2 years subject to approval by the Company.

The Annuity Commencement Date may be changed by the Contract Owner in writing subject to approval by the Company.

ANNUITIZATION

Annuitization is irrevocable once payments have begun. When making an Annuitization election, the Annuitant must choose:

         (1)   an Annuity Payout Option; and

         (2) either a Fixed Payment Annuity, a Variable Payment Annuity, or an available combination.

If a Variable Payment Annuity is elected, all amounts in the Fixed Account must be transferred to the Sub-Accounts prior to the Annuitization Date.

Payments under a Fixed Payment Annuity are guaranteed by the Company as to the dollar amount during the annuity payment period. The dollar amount of each payment under a Variable Payment Annuity will vary depending on the performance of the selected Underlying Mutual Fund options. The dollar amount of each variable payment could be higher or lower than a previous payment.



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





FIXED PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first payment under a Fixed Payment Annuity will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the Fixed Payment Annuity table then in effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. Subsequent Fixed Annuity Payments will remain level unless the Annuity Payment Option elected provides otherwise. The Company does not credit discretionary interest paid by the Company to payments during the annuity payment period.

VARIABLE PAYMENT ANNUITY - FIRST AND SUBSEQUENT PAYMENTS

The first payment under a Variable Payment Annuity will be determined by applying the portion of the total Contract Value specified by the Contract Owner to the Variable Payment Annuity table then effect for the Annuity Payment Option elected, after deducting any applicable premium taxes from the total Contract Value. This will be done at the Annuitization Date on an age last birthday basis. The dollar amount of the first payment is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VARIABLE PAYMENT ANNUITY - ASSUMED INVESTMENT RATE

A 3.5% assumed investment rate is built into the variable payment annuity purchase rate basis in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate is at the annual rate of 3.5%, the annuity payments will be level.

VARIABLE PAYMENT ANNUITY - VALUE OF AN ANNUITY UNIT

The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value from the immediately preceding Valuation Period by the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Variable Payment Annuity purchase rate basis in the Contracts (see "Net Investment Factor").

VARIABLE PAYMENT ANNUITY - EXCHANGES AMONG UNDERLYING MUTUAL FUND OPTIONS

During the annuity payment period, exchanges among the Underlying Mutual Fund options must be made in writting and the exchange will take place on the anniversary of the Annuitization Date.


FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS


Payments will be made based on the Annuity Payment Option selected. However, if the net amount available under any Annuity Payment Option is less than $500, the Company will have the right to pay such amount in one lump sum in lieu of periodic annuity payments. In addition, if the payments to be provided would be or become less than $20, the Company will have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event will the Company make payments under an annuity option less frequently than annually.

DEATH OF CONTRACT OWNER

If the Contract Owner and the Annuitant are not the same person and the Contract Owner dies prior to the Annuitization Date, then the Annuitant becomes the Contract Owner. In such event, the entire interest in the Contract Value, less any applicable deductions (which may include a CDSC), must be distributed in accordance with the appropriate "Required Distributions" section.



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





DEATH OF ANNUITANT

If the Contract Owner and Annuitant are not the same person, and the Annuitant dies prior to the Annuitization Date, then the Contingent Annuitant becomes the Annuitant and no Death Benefit is payable. In the event there is no living Contingent Annuitant, then, upon the Annuitant's death, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the Contract Owner's estate, as specified in the "Beneficiary" section.

The recipient of the Death Benefit may elect to receive such Death Benefit in the form of:

         (1)   a lump sum distribution;

         (2)   an annuity payout; or

         (3) any Distribution that is permitted under state and federal regulations and is acceptable by the Company.

Such election must be received by the Company within 60 days of the Annuitant's death.

DEATH OF CONTRACT OWNER/ANNUITANT

If any Contract Owner and the Annuitant are the same person, and such person dies before the Annuitization Date, a Death Benefit will be payable to the Beneficiary, Contingent Beneficiary, or the last surviving Contract Owner's estate, as specified in the "Beneficiary" section and in accordance with the appropriate "Required Distributions" section.

DEATH BENEFIT PAYMENT

For Contracts issued on or after the later of May 1, 1998 or a date on which state insurance authorities approve applicable Contract modifications, if the Annuitant dies prior to his or her 75th birthday and prior to the Annuitization Date, the dollar amount of the Death Benefit will be the greater of:


         (1)   the Contract Value; or


         (2) the sum of all Purchase Payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

For Contracts issued prior to May 1, 1998 or a date prior to approval of applicable Contract modifications by state insurance authorities, if the Annuitant dies prior to his or her 75th birthday and prior to the Annuitization Date, the dollar amount of the Death Benefit will be the greater of:

         (1)   the Contract Value; or

         (2)   the sum of all Purchase Payments, less any amounts surrendered.

If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the dollar amount of the Death Benefit will be equal to the Contract Value, if the Contract Owner has:

         (1) requested an Annuity Commencement Date later than the first day of the calendar month after the Annuitant's 75th birthday; and

         (2)   the Company approved the request.

The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives in good order at the Home Office the following three items in writing:

         (1)   proper proof of the Annuitant's death;

         (2)   an election specifying the Distribution method; and

         (3)   any applicable state required form(s).


DEATH BENEFIT AFTER THE ANNUITIZATION DATE

If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.


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




ANNUITY PAYMENT OPTIONS


Any one of the following Annuity Payment Options may be elected:


         (1) Life Annuity - An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE ANNUITANT TO RECEIVE ONLY ONE ANNUITY PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

         (2) Joint and Last Survivor Annuity - An annuity payable monthly during the joint lifetimes of the Annuitant and designated second person, and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.


         (3) Life Annuity With 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant. If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to be made for the remainder of the selected guaranteed period to a designee chosen by the Contract Owner at the time the Annuity Payment Option was elected.

               Alternatively, the designee may elect to receive the present value of any remaining guaranteed payments in a lump sum. The present value will be computed as of the date on which the Company receives notice of the Annuitant's death.

Some of the stated Annuity Payment Options may not be available in all states. The Owner (or Annuitant, if so authorized) may request an alternative option by sending written notice to the Home Office prior to Annuitization. If such a request is approved by the Company, it will be permitted under the Contract. Qualified Plan Contracts or Individual Retirement Annuities are subject to the minimum Distribution requirements set forth in the Plan, Contract, or the Code.


CHANGE IN FORM OF ANNUITY

The Contract Owner (or Annuitant, if so authorized) may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS


The entire interest of an Annuitant under a Qualified Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code, and applicable regulations, and will be paid, notwithstanding anything else contained herein, to the Owner/Annuitant under the Annuity Payment Option selected, over a period not exceeding:

         (A) the life of the Owner/Annuitant or the lives of the Owner/Annuitant and the Owner/Annuitant's designated beneficiary under the selected Annuity Payment Option; or


         (B) a period not extending beyond the life expectancy of the Owner/Annuitant or the life expectancy of the Owner/Annuitant and the Owner/Annuitant's designated beneficiary under the selected Annuity Payment Option.


If the Owner/Annuitant's entire interest is to be distributed in equal or substantially equal payments over a period described in A or B, such payments will commence on the required beginning date, which is the later of :

         (A) the first day of April following the calendar year in which the Annuitant attains age 70-/2; or

         (B)   when the Annuitant retires;

However, provision (B) does not apply to any employee who is a 5% owner (as defined in section 416 of the Code) with respect to the plan year ending in the calendar year in which the employee attains age 70-/2.



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If the Owner/Annuitant dies prior to the commencement of his or her
Distribution, the interest in the Qualified Contract must be distributed by December 31 of the calendar year during which the fifth anniversary of his or her death occurs unless:

         (A) the Owner/Annuitant names his or her surviving spouse as the Beneficiary and such spouse elects to receive Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Annuitant would have attained age 70-1/2; or

         (B) the Owner/Annuitant names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner/Annuitant dies.

If the Owner/Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

Payments commencing on the required beginning date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Owner/Annuitant by the life expectancy of the Owner/Annuitant, or the joint and last survivor expectancy of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary (whichever is applicable under the applicable Minimum Distribution or MDIB provisions). Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.


REQUIRED DISTRIBUTIONS FOR ROTH IRAS

Distributions from a Roth IRA, unlike other IRAs, are not required to commence during the lifetime of the Contract Owner.

Upon the death of the Contract Owner, the Contract Owner's interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

         (a) The Contract Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

               (i) treat the annuity as a Roth IRA established for his or her benefit; or

               (ii) receive Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year following the year in which the Contract Owner would have attained age 70-/2; or

         (b) The Contract Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the Contract in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the following year in which the Contract Owner dies.

Distribution from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions" see "Federal Income Taxes."


REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ACCOUNTS


Distributions from an Individual Retirement Account must begin not later than April 1 of the calendar year following the calendar year in which the Owner/Annuitant attains age 70-1/2. Distribution may be accepted in a lump sum or in nearly equal payments over:


         (A) the Owner/Annuitant's life or the lives of the Owner/Annuitant and his or her spouse or designated beneficiary; or

         (B) a period not extending beyond the life expectancy of the Owner/Annuitant and his or her spouse or designated beneficiary.


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If the Owner/Annuitant dies prior to the commencement of Distribution, the interest in the Contract must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs unless:


         (a) The Owner/Annuitant has named his or her surviving spouse as the Beneficiary and such spouse elects to:


               (i) treat the annuity as an Individual Retirement Account established for his or her benefit; or

               (ii) receive Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner/ Annuitant would have attained age 70-1/2; or


         (b) The Owner/Annuitant has named a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner/Annuitant dies.


If the Owner/Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except to the extent that a surviving spouse who is the beneficiary under the Annuity Payment Option, may elect to treat the Contract as his or her own, in the same manner as is described in section (a)(i) above.

If the amounts Distributed to the Owner/Annuitant are less than those mentioned above, a penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year, over the amount that actually was distributed for that year.

A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Purchase Payments exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The Owner/Annuitant must annually report to the Internal Revenue Service the amount of non-deductible contributions, the amount of any Distribution, the amount by which non-deductible contributions for all years exceed non-taxable Distributions for all years, and the total balance of all Individual Retirement Annuities and Individual Retirement Accounts.


Individual Retirement Account Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Owner/Annuitant dies prior to the time Distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.

GENERATION-SKIPPING TRANSFERS


The Company may determine that the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and thereby determine the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, such payment will be reduced by any tax the Company is required to pay by Section 2603 of the Code.


A direct skip may occur when property is transferred to, a Death Benefit is paid to, an individual two or more generations younger than the Contract Owner.

                               GENERAL INFORMATION

CONTRACT OWNER SERVICES


ASSET REBALANCING - The Contract Owner (or Annuitant, if so authorized) may direct the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis every three months. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, the Asset Rebalancing exchange will occur on the last business day before that day. Asset Rebalancing will not affect future allocations of Purchase Payments. An Asset Rebalancing request must be in writing on a form provided by the Company.


Contracts issued to a Qualified Plan may have superseding plan restrictions with regard to the frequency of Fund exchanges and Underlying Mutual Fund options. The Contract Owner may want to contact a financial adviser in order to discuss the use of Asset Rebalancing in his or her Contract.


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

The Company reserves the right to discontinue offering Asset Rebalancing upon 30 days written notice; such discontinuation will not affect Asset Rebalancing programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.


DOLLAR COST AVERAGING - The Contract Owner (or Annuitant, if so authorized) may direct the Company to automatically transfer a specified amount from the Money Market Sub-Account or the Fixed Account to any other Sub-Account within the Variable Account on a monthly basis. This service is intended to allow the Contract Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss in a declining market. To qualify for Dollar Cost Averaging, there must be a minimum total Contract Value of $15,000. Transfers for purposes of Dollar Cost Averaging can only be made from the Money Market Sub-Account or the Fixed Account. The minimum monthly Dollar Cost Averaging transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Contract Owner (or Annuitant, if so authorized) in order to begin transfers. Once elected, transfers from the Money Market Sub-Account or the Fixed Account will be processed monthly until either the value in the Money Market Sub-Account or the Fixed Account is completely depleted, or the Contract Owner (or Annuitant, if so authorized) instructs the Company in writing to cancel the monthly transfers.


The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days written notice; such discontinuation will not affect Dollar Cost Averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS - A Contract Owner (or Annuitant, if so authorized) may elect, in writing on a form provided by the Company, to take Systematic Withdrawals by surrendering a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The Company will process the withdrawals as directed by surrendering on a pro-rata basis, Accumulation Units from all Sub-Accounts and the Fixed Account. A Contingent Deferred Sales Charge may also apply to Systematic Withdrawals in accordance with the considerations set forth in the "Contingent Deferred Sales Charge" section. Each Systematic Withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on Systematic Withdrawals if the recipient is under age 59 1/2. If directed by the Contract Owner, the Company will withhold federal income taxes from each Systematic Withdrawal. The Contract Owner (or Annuitant, if so authorized) may discontinue Systematic Withdrawals at any time by notifying the Company in writing.

The Company reserves the right to discontinue offering Systematic Withdrawals upon 30 days written notice; such discontinuation will not affect any Systematic Withdrawal programs already commenced. The Company also reserves the right to assess a processing fee for this service.

STATEMENTS AND REPORTS


The Company will mail to the Contract Owner (or Annuitant if so authorized to receive statements), at the last known address of record, any statements and reports required by applicable law. The Company must, therefore, be given prompt notice of any address change. The Company will send a confirmation statement each time a transaction is made affecting the Variable Account Contract Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program) or salary reduction arrangement, the Contract Owner (or Annuitant) will receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Company is otherwise notified within 30 days after receipt of the statement. The Company will also send an annual report and a semi-annual report containing financial statements for the Variable Account, as of December 31 and June 30, respectively.



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ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

Purchase Payments are allocated to one or more Sub-Accounts within the Variable Account in accordance with the designation of the Underlying Mutual Fund options by the Contract Owner (or Annuitant, if so authorized), and converted into Accumulation Units.


The cumulative total of all purchase payments under contracts issued by the Company on the life of any one Annuitant may not exceed $1,000,000 without prior consent of the Company.


THE PURCHASER IS CAUTIONED THAT INVESTMENT RETURN ON SMALL INITIAL AND SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.

The initial Purchase Payment allocated to designated Sub-Accounts will be priced not later than 2 business days after receipt of an order to purchase, if the application and all information necessary for processing the purchase order are complete. The Company may retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the application is made complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the Accumulation Unit value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.


Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

VALUE OF AN ACCUMULATION UNIT

The value of an Accumulation Unit for each Sub-Account was arbitrarily set at $10 when the Underlying Mutual Fund shares in that Sub-Account were initially available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.


NET INVESTMENT FACTOR


The net investment factor for any Valuation Period is determined by dividing (a) by (b), and then subtracting (c) where:


         (A)   is the net of:


               (1) the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period; and

               (2) the per share amount of any dividend or income distributions made by the Underlying Mutual Fund held in the Sub-Account if the ex-dividend date occurs during the current Valuation Period.


         (B) is the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period.


         (C) is a factor representing the daily Mortality Risk Charge, Expense Risk Charge and Administration Charge. Such factor is equal to an annual rate of 1.30% of the daily net assets of the Variable Account.


The net investment factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of Underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge, Expense Risk Charge and Administration Charge, and any charge or credit for tax reserves.


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DETERMINING THE CONTRACT VALUE


The Contract Value is the sum of the value of all Variable Account Accumulation Units attributable to the Contract and amounts credited to the Fixed Account. If part or all of the Contract Value is surrendered, or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's (or Annuitant's) interest in the Variable Account and the Fixed Account bears to the total Contract Value.


SURRENDER (REDEMPTION)


While the Contract is in force and prior to the earlier of the Annuitization Date or the death of the Annuitant, the Company will, upon proper written application by the Contract Owner (or Annuitant, if so authorized) deemed by the Company to be in good order, allow the surrender of a portion or all of the Contract Value. "Proper written application" means that the Contract Owner (or Annuitant, if so authorized), must request the surrender in writing and include the Contract. The Company may require that signature(s) be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases (for example, requests by a corporation, partnership, agent or fiduciary), the Company will require additional documentation of a customary nature.


The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable CDSC (see "Contingent Deferred Sales Charge").


The Company will pay any funds applied for from the Sub-Accounts within 7 days of receipt of such application at the Home Office. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period when:

         (1)   the New York Stock Exchange ("Exchange") is closed;

         (2)   trading on the Exchange is restricted;

         (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

         (4) the SEC, by order, so permits for the protection of security holders.

Applicable rules and regulations of the SEC will govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value upon surrender may be more or less than the total of Purchase Payments made, depending on the market value of the Underlying Mutual Fund shares.


SURRENDERS UNDER A QUALIFIED PLAN

The Contract surrender provisions may be modified pursuant to the plan terms and Code provisions when the Contract is issued to fund a Qualified Plan.

TAXES

INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.

The Company does not make any guarantee regarding the tax status of any Contract or any transaction involving the Contracts.


Section 72 of the Code governs federal income taxation of annuities in general. That section sets forth different rules for:

         (1)   Qualified Contracts; and

         (2)   Roth IRAs and Individual Retirement Accounts.

Distributions to Plan Participants from Qualified Contracts are generally taxed when received. A portion of each Distribution is excludable from income based on a formula required by the Code. The formula required by the Code excludes from income an amount equal to the investment in the Contract by the number of anticipated payments, as determined pursuant to Section 72(d) of the Code.



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


Distributions from Contracts owned by Individual Retirement Accounts are generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all such Contracts exceeds prior non-taxable Distributions from the Contracts, and the total account balances in the Contracts at the time of the Distribution. The Annuitant under Contracts held by Individual Retirement Accounts must annually report to the IRS the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all Individual Retirement Annuities and Individual Retirement Accounts.

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five year rule and meets one of the following four requirements: (i) it is made on or after the date on which the Contract Owner attains the age of 59 1/2; (ii) it is made to a Beneficiary (or the Contract Owner's estate); (iii) it is attributable to the Contract Owner's disability; and (iv) it is a qualified first-time homebuyer distribution (as defined in Section 72(t)(2)(F) of the Code). If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the Distribution is not made within the five year period beginning with the first contribution to the Roth IRA. If the Roth IRA has any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the Distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A nonqualified distribution is any Distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A nonqualified distribution is not includible in gross income to the extent that such Distribution, when added to all previous Distributions, does not exceed that aggregate amount of contributions made to the Roth IRA. Any nonqualified distribution in excess of the aggregate amount of contributions will be included in the Contract Owner's gross income in the year that is distributed to the Contract Owner.

Taxable Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a qualified plan. If the Contract Owner dies prior to the complete Distribution of the Contract, the balance will also be included in the Contract Owner's gross estate for federal estate tax purposes.


QUALIFIED PLANS AND INDIVIDUAL RETIREMENT ACCOUNTS


The Contracts may be purchased as Qualified Plans (Contracts issued on or before January 1, 1993), Individual Retirement Accounts (funded after January 1, 1993), and other plans receiving favorable tax treatment. For information regarding eligibility, limitations on permissible amounts of Purchase Payments, and tax consequences on Distribution from such plans, the purchasers of such Contracts should seek competent advice. The terms of such plans may limit the rights available under the Contracts.

The Code permits the rollover of most Distributions from Qualified Plans to other Qualified Plans or Individual Retirement Accounts. Distributions which may not be rolled over are those which are:

         (1) one of a series of substantially equal annual (or more frequent) payments made:

               (a)  over the life (or life expectancy) of the employee;

               (b) over the joint lives (or joint life expectancies) of the employee and the employee's designated Beneficiary; or

               (c)  for a specified period of ten years or more, and


         (2)   a required minimum distribution.

Any Distribution eligible for rollover will be subject to federal tax withholding at a twenty percent (20%) rate unless the Distribution is transferred directly to an appropriate plan as described above.

The Contract is available for Qualified Plans electing to comply with section 404(c) of ERISA. It is the responsibility of the plan and its fiduciaries to determine and satisfy section 404(c) requirements.


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





ROTH IRAS

The Contract may be purchased as a Roth IRA. The Contract Owner should seek competent advice as to the tax consequences associated with the use of a Contract as a Roth IRA, for information regarding eligibility to invest in a Roth IRA, for limitations on permissible amounts of Purchase Payments that may be made to a Roth IRA, and as to the tax consequences of Distributions from Roth IRAs.

The Code permits the rollover of most Distributions from Individual Retirement Accounts or IRAs to Roth IRAs. The rollovers are subject to federal income tax as Distributions from the Individual Retirement Account or IRA. For rollovers that take place in 1998, the income from rollover is included in income ratably over the four year period commencing in 1998. For rollovers in subsequent years, the entire amount of income from the rollover will be required to be included in income in the year of the rollover Distribution from the Individual Retirement Account or IRA.

A Distribution from a Roth IRA that received the proceeds of a rollover from an Individual Retirement Account or IRA within the previous five years could be subject to a 10% penalty even if the Distribution is not taxable. In addition, if the rollover from the Individual Retirement Account or IRA was made in 1998 and the income from that rollover was included in income ratably over a four year period, a Distribution from the Roth IRA within four years of the rollover may be subject to an additional 10% penalty.


INDIVIDUAL RETIREMENT ACCOUNTS

The Internal Revenue Service issued a ruling on September 25, 1981 that Individual Retirement Annuities could not be established using variable annuity contracts that allocated assets to separate accounts of life insurance companies, if the separate account purchased shares of publicly available Mutual Funds. The owner of such a contract is treated as the owner of the Underlying Mutual Fund shares purchased and is taxed on any dividends accruing or recognized gains.

It is possible to establish an Individual Retirement Account funded with such a variable annuity contract, by depositing the funds in a trust or custodial account which qualifies under Section 408 of the Code, and having the trustee or custodian purchase the contract. Such an Individual Retirement Account is subject to rules which are comparable to those which apply to Individual Retirement Annuities. The trustee or custodian is treated as the owner of the underlying mutual fund shares, and the individual establishing the account is taxed in the manner described in "Required Distributions For Individual Retirement Annuities And Individual Retirement Accounts."

ADVERTISING


A "yield" and "effective yield" may be advertised for the Nationwide Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Nationwide Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the Nationwide Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

The Company may also from time to time advertise the performance of a Sub-Account of the Variable Account relative to the performance of other variable annuity sub-accounts or underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

The Sub-Accounts may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2-1/2 Year CD Rates; and Dow Jones Industrial Average.

Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard &


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Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS
Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the underlying Mutual Fund options against all underlying mutual funds over specified periods and against underlying mutual funds in specified categories. The rankings may or may not include the effects of sales charges or other fees.

The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

The Company may, from time to time, advertise several types of historical performance of the Sub-Accounts. The Company may advertise for the Sub-Account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." "Average annual total return" illustrates the percentage rate or return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying Mutual Fund has been available in the Variable Account if the underlying Mutual Fund option has not been available for the prescribed periods. THIS CALCULATION REFLECTS THE DEDUCTION OF ALL APPLICABLE CHARGES MADE TO THE CONTRACTS EXCEPT FOR PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying Mutual Fund option has been in existence. For those underlying Mutual Fund options which have not been held as Sub-Accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the same charges except the CDSC) had such underlying Mutual Fund options been available in the Variable Account for the periods quoted. THE CDSC IS NOT REFLECTED BECAUSE THE CONTRACTS ARE DESIGNED FOR LONG TERM INVESTMENT. THE CDSC, IF REFLECTED, WOULD DECREASE THE LEVEL OF PERFORMANCE SHOWN. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.

The standardized average annual total return and nonstandardized total return quotations reflected below are calculated as described in this section using underlying Mutual Fund performance for the periods ended December 31, 1997. However, the Company generally provides performance quotations on a more frequent basis, the results of which could reflect better or worse results than shown below. The quotations and other comparative material advertised by the Company are based upon historical earnings and are not intended to represent or guarantee future results. A Contract Owner's Contract Value at redemption may be more or less than the original cost.

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





                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

                          NON-STANDARDIZED TOTAL RETURN



--------------------------------------------------------------------------------------------------------
                                                                       10 Years To
                                        1 Year To       5 Years To     12/31/97 or        Date Fund
        Sub-Account Options             12/31/97         12/31/97      Life of Fund       Effective
--------------------------------------------------------------------------------------------------------
American Century: Benham Short-Term       4.34%           3.15%            4.66%          12/15/82
Government
--------------------------------------------------------------------------------------------------------
American Century: Income & Growth        32.41%           18.76%          19.10%          12/17/90
--------------------------------------------------------------------------------------------------------
American Century: Twentieth Century      27.30%           11.09%          13.70%          10/31/58
Growth
--------------------------------------------------------------------------------------------------------
American Century: Twentieth              17.87%           14.08%          12.35%          05/01/91
Century International Growth
--------------------------------------------------------------------------------------------------------
American Century: Twentieth Century      21.23%           16.01%          20.20%          11/02/81
Ultra
--------------------------------------------------------------------------------------------------------
Delchester Fund-Institutional Class      12.41%           8.69%            9.22%          08/20/70
--------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus, Inc.                7.82%           6.18%            7.72%          06/25/76
--------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.          25.93%          16.47%           15.48%          01/31/84
--------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.              15.62%          11.65%           11.56%          09/30/92
--------------------------------------------------------------------------------------------------------
Dreyfus S & P 500 Index Fund             30.61%           17.77%          14.13%          01/02/90
--------------------------------------------------------------------------------------------------------
Dreyfus Third Century Fund, Inc.         27.39%           14.53%          14.50%          03/29/72
--------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund         23.65%           11.45%          10.62%          08/31/78
--------------------------------------------------------------------------------------------------------
Federated Bond Fund                       9.82%           7.89%            8.60%          05/20/87
--------------------------------------------------------------------------------------------------------
Federated High Yield Trust               11.39%           10.05%          10.21%          08/23/84
--------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced Fund -         20.44%           9.72%           12.28%          01/31/87
Class T
--------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity Income Fund      23.96%           17.43%          18.02%          09/30/92
- Class T
--------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth                  26.59%           18.61%          19.33%          11/30/87
Opportunities Fund - Class T
--------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield Fund -       13.27%           11.21%          13.11%          01/31/87
Class T
--------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)               20.39%           11.57%          11.91%          12/28/88
--------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund              28.00%           18.52%          14.97%          05/16/66
--------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                 24.65%           17.03%          17.14%          05/02/63
--------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                    20.46%           14.41%          13.31%          04/16/47
--------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund, Inc. -      24.10%           18.16%          15.62%          01/31/68
Mutual Shares Fund: Class 1
--------------------------------------------------------------------------------------------------------
Janus Fund                               20.82%           14.05%          16.64%          12/31/85
--------------------------------------------------------------------------------------------------------
Janus Twenty Fund                        27.71%           15.06%          19.40%          04/26/85
--------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                     18.61%           18.06%          18.18%          05/15/91
--------------------------------------------------------------------------------------------------------
MFS(R)World Governments Fund             -1.30%            4.55%           5.83%          02/25/81
--------------------------------------------------------------------------------------------------------

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





                          NON-STANDARDIZED TOTAL RETURN
                                   (CONTINUED)



--------------------------------------------------------------------------------------------------------
                                                                       10 Years To
                                        1 Year To       5 Years To     12/31/97 or        Date Fund
        Sub-Account Options             12/31/97         12/31/97      Life of Fund       Effective
--------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund(1)                  7.59%           5.30%            6.93%          03/01/80
--------------------------------------------------------------------------------------------------------
Nationwide(R)Fund(1)                      37.52%           17.47%          15.89%          05/30/33
--------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund(1)               24.29%           14.67%          13.23%          02/27/61
--------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund(1)          3.46%           2.74%            3.78%          03/01/80
--------------------------------------------------------------------------------------------------------
Nationwide(R)U.S. Government Income        7.75%           5.40%            5.49%          02/28/92
Fund(1)
--------------------------------------------------------------------------------------------------------
Neuberger & Berman Equity Trust(R) -     32.85%           18.37%           14.92%          09/26/88
Neuberger & Berman Genesis Trust
--------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund,        16.11%           14.40%          15.80%          06/01/50
Inc.
--------------------------------------------------------------------------------------------------------
Neuberger & Berman Limited Maturity       5.16%           3.97%            5.53%          06/09/86
Bond Fund
--------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners Fund,        27.25%           18.55%          15.46%          07/16/68
Inc.
--------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund                  19.94%           16.43%          13.64%          12/08/69
--------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund Series             16.50%           8.29%            9.91%          01/30/81
--------------------------------------------------------------------------------------------------------
Strong Total Return Fund, Inc.           22.26%           15.03%          10.69%          12/30/81
--------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I          4.96%           12.08%          11.66%          10/05/82
--------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund      19.39%           16.03%          16.09%          01/31/88
--------------------------------------------------------------------------------------------------------
Warburg Pincus Global Fixed Income        0.54%            5.41%           6.27%          11/01/90
Fund
--------------------------------------------------------------------------------------------------------



(1) As discussed above, each of these will become Class D shares of a corresponding fund in the Reorganization (Nationwide Money Market shares will be without class designation). At that time, the Nationwide U.S. Government Income Fund will become the Nationwide Intermediate U.S. Government Bond Fund.

                                   41 of 127

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN



----------------------------------------------------------------------------------------------------------
                                                                        10 Years or
                                                                         Date Fund
                                                                       Available in
                                                                         Variable       Date Fund Added
                                        1 Year To       5 Years To        Account         to Variable
         Sub-Account Options             12/31/97        12/31/97       To 12/31/97         Account
----------------------------------------------------------------------------------------------------------
American Century: Benham Short-Term       -3.76%           0.06%            2.25%           04/30/84
Government
----------------------------------------------------------------------------------------------------------
American Century: Income & Growth         24.31%            NA             23.28%           10/31/96
----------------------------------------------------------------------------------------------------------
American Century: Twentieth Century       19.20%           8.18%           11.94%           01/28/83
Growth
----------------------------------------------------------------------------------------------------------
American Century: Twentieth Century        9.77%            NA             12.72%           02/01/95
International Growth
----------------------------------------------------------------------------------------------------------
American Century: Twentieth Century       13.13%            NA              8.96%           10/15/93
Ultra
----------------------------------------------------------------------------------------------------------
Delchester Fund-Institutional Class        4.31%           5.92%            5.03%           12/31/92
----------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus, Inc.                -0.28%            NA              0.37%           01/31/94
----------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.             NA              NA            165.70%           01/05/98
----------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.                 NA              NA             51.47%           01/05/98
----------------------------------------------------------------------------------------------------------
Dreyfus S & P 500 Index Fund              22.51%            NA             15.15%           01/04/93
----------------------------------------------------------------------------------------------------------
Dreyfus Third Century Fund, Inc.          19.29%            NA             11.84%           01/04/93
----------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund          15.55%            NA              8.56%           01/04/93
----------------------------------------------------------------------------------------------------------
Federated Bond Fund                        1.72%            NA             -0.80%           11/01/96
----------------------------------------------------------------------------------------------------------
Federated High Yield Trust                  NA              NA               NA             12/31/97
----------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced Fund -          12.34%            NA              7.79%           12/18/95
Class T
----------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity Income Fund       15.86%            NA             12.93%           12/18/95
- Class T
----------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth                   18.49%            NA             16.51%           12/18/95
Opportunities Fund - Class T
----------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield Fund -         5.17%            NA              6.17%           12/18/95
Class T
----------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                12.29%            NA              6.00%           10/15/93
----------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund               19.90%          16.11%           13.11%           03/16/83
----------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                 16.55%            NA             14.67%           01/04/93
----------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                     12.36%            NA             11.80%           01/04/93
----------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund, Inc. -         NA              NA             -7.79%           01/05/98
Mutual Shares Fund: Class 1
----------------------------------------------------------------------------------------------------------
Janus Fund                                12.72%            NA             14.17%           12/18/95
----------------------------------------------------------------------------------------------------------
Janus Twenty Fund                         19.61%            NA             12.15%           10/15/93
----------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                      10.51%            NA              9.15%           11/01/96
----------------------------------------------------------------------------------------------------------

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





                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                                   (CONTINUED)



----------------------------------------------------------------------------------------------------------
                                                                        10 Years or
                                                                         Date Fund
                                                                       Available in
                                                                         Variable       Date Fund Added
                                        1 Year To       5 Years To        Account         to Variable
         Sub-Account Options             12/31/97        12/31/97       To 12/31/97         Account
----------------------------------------------------------------------------------------------------------
MFS(R)World Governments Fund               -9.16%           1.71%            3.58%            02/15/83
----------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund(1)                  -0.51%           2.35%            4.73%            01/29/81
----------------------------------------------------------------------------------------------------------
Nationwide(R)Fund(1)                       29.42%          14.78%           14.16%            01/29/81
----------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund(1)                16.19%          12.06%           11.36%            01/29/81
----------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund(1)          -4.64%          -0.38%            1.27%            01/29/81
----------------------------------------------------------------------------------------------------------
Nationwide(R) U.S. Government Income       -0.35%            NA             -1.23%            12/18/95
Fund(1)
----------------------------------------------------------------------------------------------------------
Neuberger & Berman Equity Trust(R) -         NA              NA            -55.37%            01/05/98
Neuberger & Berman Genesis Trust
----------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund,           8.01%            NA             11.06%            01/31/94
Inc.
----------------------------------------------------------------------------------------------------------
Neuberger & Berman Limited Maturity        -2.94%            NA             -0.58%            09/30/93
Bond Fund
----------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners Fund,          19.15%            NA             16.12%            01/04/93
Inc.
----------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund                    11.84%            NA             14.18%            01/04/93
----------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund Series                8.40%            NA              5.63%            01/31/94
----------------------------------------------------------------------------------------------------------
Strong Total Return Fund, Inc.             14.16%            NA             12.74%            01/04/93
----------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I           -3.14%            NA              6.98%            02/01/95
----------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund        11.29%            NA             12.20%            12/18/95
----------------------------------------------------------------------------------------------------------
Warburg Pincus Global Fixed Income           NA              NA             30.26%            01/05/98
Fund
----------------------------------------------------------------------------------------------------------


(1) As discussed above, each of these will become Class D shares of a corresponding fund in the Reorganization (Nationwide Money Market shares will be without class designation). At that time, the Nationwide U.S. Government Income Fund will become the Nationwide Intermediate U.S. Government Bond Fund.


                           YEAR 2000 COMPLIANCE ISSUES

The Company has developed a plan to address issues related to the Year 2000. The problem relates to many existing computer programs using only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. The Company has been evaluating its exposure to the Year 2000 issue through a review of all of its operating systems as well as dependencies on the systems of others since 1996. The Company expects all system changes and replacements needed to achieve Year 2000 compliance to be completed by the end of 1998. Compliance testing will be completed in the first quarter of 1999. The Company charges all costs associated with these system changes as the costs are incurred.

Operating expenses in 1997 include approximately $45 million on technology projects, which includes costs related to Year 2000 and the development of a new policy administration system for traditional life insurance products and other system enhancements. The Company anticipates spending a comparable amount in 1998 on technology projects, including Year 2000 initiatives. These expenses do not have an effect on the assets of the Variable Account and are not charged through to the Contract Owner.

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




                                LEGAL PROCEEDINGS


The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

The General Distributor, Nationwide Advisory Services, Inc. is not engaged in any litigation of any material nature.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In February 1997, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in New York Supreme Court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit has not been certified as a class action. In April, 1997, a motion to dismiss the Snyder complaint in its entirety was filed by the defendants, and the plaintiff has opposed such motion.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced an action against Nationwide Life Insurance Company and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this action, plaintiffs seek to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that some portion of their premiums were invested in a publicly traded mutual fund when, in fact, the premium monies were invested in a mutual fund whose shares may only be purchased by insurance companies. The complaint seeks unspecified compensatory, treble and punitive damages. In January 1998, both Nationwide Life Insurance Company and American Century filed motions to dismiss the entire complaint. Plaintiffs' counsel have opposed these motions and the federal court in Texas heard arguments on the motions to dismiss in April, 1998. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life Insurance Company intends to defend this case vigorously.

There can be no assurance that any litigation relating to pricing and sales practices will not have a material adverse effect on the Company in the future.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                                            PAGE
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................1
Underwriters.................................................................2
Advertising..................................................................2
Annuity Payments.............................................................3
Financial Statements.........................................................4

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




                                   APPENDIX A

Purchase Payments and transfers allocated to the Fixed Account portion of the Contract become part of the general account of the Company supporting insurance and annuity obligations. Under exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the general account nor any interest therein is generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus related to the guaranteed interest portion. Disclosures regarding the Fixed Account portion of the Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

                           FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company, other than those in the Nationwide Variable Account and other segregated asset accounts. Fixed Account Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner at the time of purchase.

The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from Fixed Account assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

The level of annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts, regardless of its actual expenses.

Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rates as the Company prospectively declares from time to time. Any rates so determined will remain effective for a period of not less than twelve months, and remain at such rate unless changed. The Company guarantees that it will credit interest at not less than 3.0% per year (as otherwise required under state law, or at such minimum rate as stated in the Contract when sold). ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR. New Purchase Payments which are allocated to the Fixed Account may receive a different rate of interest than money transferred from the Sub-Accounts to the Fixed Account and amounts maturing in the Fixed Account after the expiration of an Interest Rate Guarantee Period.

The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less the sum of all administrative charges, any applicable premium taxes, and less any amounts surrendered. If the Contract Owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge").

TRANSFERS

Contract Owners (or Annuitants, if so authorized) may, at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The maximum percentage that may be transferred will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing, and will be declared upon the expiration of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. Transfers must be made within 45 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

                                   45 of 127

                                   APPENDIX B
                               PARTICIPATING FUNDS
                         UNDERLYING MUTUAL FUND OPTIONS

          (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1993)



For Contracts issued on or after January 1, 1993, Variable Account Purchase Payments may be allocated only to the Sub-Accounts which consist of shares of the Underlying Mutual Fund options listed below:


AMERICAN CENTURY: BENHAM SHORT-TERM GOVERNMENT
(formerly Twentieth Century U.S. Governments Short-Term) Investment Objective:
To seek current income and limited price volatility by maintaining an average weighted portfolio maturity of four years or less. U.S. Governments invests in securities of the United States government and its agencies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: INCOME & GROWTH
(formerly Benham Income & Growth Fund)
Investment Objective: Seeks dividend growth, current income and capital appreciation by investing in common stocks. The Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks or warrants. The Fund may also, for liquidity purposes, invest in high-quality money market instruments with remaining maturities of one year or less. The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers deemed to present minimal credit risk. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: TWENTIETH CENTURY GROWTH
(formerly Twentieth Century Growth Investors)
Investment Objective: Seeks capital growth through investment in securities which the management considers to have better than average prospects for appreciation of value. The Fund's investment approach identifies companies with accelerating earnings and revenues. As part of its strategy, the Fund remains essentially fully invested in stocks at all times. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: TWENTIETH CENTURY INTERNATIONAL GROWTH
(formerly Twentieth Century International Equity Fund)
Investment Objective: Seeks capital growth by investing in an international portfolio of common stocks, primarily in developed markets; stocks considered by the investment manager to have prospects for appreciation. The Fund will invest primarily in common stocks (defined to include depository receipts for common stocks) and other equity equivalents of such companies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: TWENTIETH CENTURY ULTRA
(formerly Twentieth Century Ultra Investors)
Investment Objective: The investment objective of the Fund is to seek capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. American Century Investment Management, Inc. serves as the Fund's investment adviser.

DELCHESTER FUND-INSTITUTIONAL CLASS
Investment Objective: Seeks to provide high current income by investing principally in corporate bonds, and also in U.S. Government securities and commercial paper. This Fund invests primarily in high-yield securities (junk bonds) and greater risks may be involved with an investment in the Fund than an investment in a Mutual Fund comprised primarily of investment grade bonds. Delaware Management Company, Inc. serves as the Fund's investment adviser.

                                   46 of 127

DREYFUS A BONDS PLUS, INC


Investment Objective: The Fund's goal is to provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund invests principally in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major U.S. banking institutions. The Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940) of the Fund's outstanding voting shares. There can be no assurance that the Fund's investment objective will be achieved. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS APPRECIATION FUND, INC.

Investment Objective: To provide long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. The Fund seeks to meet its objective by investing primarily in the common stocks of domestic and foreign issuers. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS BALANCED FUND, INC.

Investment Objective: To provide long-term capital growth and current income, consistent with reasonable investment risk. The Fund is managed as a balanced fund and invests in equity and debt securities, the proportion of which will vary from time to time in accordance the fund manager's assessment of economic conditions and investment opportunities.
The Dreyfus Corporation serves as the Fund's investment adviser.


DREYFUS S & P 500 INDEX FUND


Investment Objective: Seeks to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund's investment objective cannot be changed without approval by the holders of a majority of the Fund's outstanding voting shares. The Dreyfus Corporation serves as the Fund's investment adviser.


THE DREYFUS THIRD CENTURY FUND, INC.


Investment Objective: Primarily seeks to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business, in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the Fund's investment adviser.

EVERGREEN INCOME AND GROWTH FUND
(formerly The Evergreen Total Return Fund)
Investment Objective: Seeks to achieve a return consisting of current income and capital appreciation in the value of its shares. The emphasis on current income and capital appreciation will be relatively equal although, over time, changes in the outlook for market conditions and the level of interest rates will cause the Fund to vary its emphasis between these two elements in its search for the optimum return for its shareholders. The Fund seeks to achieve its investment objective through investments in common stocks, preferred stocks, securities convertible into or exchangeable for common stocks and fixed income securities. The Fund may also write covered call options. Evergreen Asset Management Corp. serves as the Fund's investment adviser.

FEDERATED BOND FUND
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by investment grade securities. The Fund may invest in corporate debt obligations, U.S. Government obligations, municipal securities, asset-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations, and other securities which are deemed to be consistent with the Fund's investment objective. Federated Advisers serves as the Fund's investment adviser.



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FEDERATED HIGH YIELD TRUST
Investment Objective: Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. Such securities are expected to be lower-rated corporate debt obligations commonly referred to as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest than investments in higher rated securities. The Trust's investment adviser will endeavor to limit these risks through diversifying the portfolio and through careful credit analysis of individual issuers. Federated Advisers serves as the Fund's investment adviser.

FIDELITY ADVISOR BALANCED FUND - CLASS T
Investment Objective: Seeks income and growth potential by investing in securities including U.S. government and corporate bonds, and a diversified selection of common stocks. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR EQUITY INCOME FUND - CLASS T
Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities, with a secondary emphasis on growth potential. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS T
Investment Objective: Pursues capital growth that exceeds market performance through investments in growth, cyclical, and value stocks, and securities convertible to common stocks. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR HIGH YIELD FUND - CLASS T
Investment Objective: A bond Fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high-yielding, fixed income securities. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ASSET MANAGER(TM)
Investment Objective: Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY EQUITY-INCOME FUND
Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price index. In addition, consistent with the above objective, in managing its portfolio, the Fund will consider the potential for achieving capital appreciation. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY MAGELLAN(R) FUND
Investment Objective: Seeks capital appreciation by investing primarily in common stock and securities convertible into common stock. Up to 20% of the Fund's assets may also be invested in debt securities of all types and qualities issued by foreign and domestic issuers if the Fund's management believes that doing so will result in capital appreciation. No emphasis is placed on dividend income except when the Fund's management believes that this income will have a favorable influence on the market value of the security. Because the Fund has no limitation on the quality of debt securities in which it may invest, the debt securities in its portfolio may be of poor quality and may present the risk of default or may be in default. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY PURITAN FUND
Investment Objective: Seeks to obtain as much income as possible, consistent with the preservation and conservation of capital, by investing in a broadly diversified portfolio of high-yielding securities, including common stocks, preferred stocks, and bonds. While emphasis on income is an important objective, this does not preclude growth in capital since some securities offering a better than average yield may also possess some growth possibilities. Fidelity Management & Research Company serves as the Fund's investment adviser.


FIDELITY VIP HIGH INCOME PORTFOLIO
Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower rated, high-yielding, fixed-income securities, while also considering growth of capital. The Fund's manager will seek high current income normally by investing the Portfolio's assets as follows:


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         o     at least 80% in income-producing debt securities and preferred stocks, including convertible securities; and

         o up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.


Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus. Fidelity Management & Research Company serves as the Fund's investment adviser.

FRANKLIN MUTUAL SERIES FUND, INC. - MUTUAL SHARES FUND: CLASS 1
Investment Objective: Seeks capital appreciation, which may occasionally be short-term. Income is a secondary objective. The Fund seeks to meet its objectives by primarily investing in common stock, preferred stock and corporate debt securities which may be convertible into common stock. Franklin Mutual serves as the Fund's investment adviser.

JANUS FUND
Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size. Generally this Fund emphasizes issuers with larger market capitalizations. Janus Capital Corporation serves as the Fund's investment adviser.

JANUS TWENTY FUND
Investment Objective: Seeks growth of capital in a manner consistent with the preservation of capital. Under normal conditions, the Fund will concentrate its investments in a core position of 20-30 common stocks. However, the percentage of the Fund's assets invested in common stocks will vary, depending upon its investment adviser's opinion of prevailing market, financial and economic conditions. Consequently, the Fund may at times hold substantial positions in cash, or interest bearing securities. Janus Capital Corporation serves as the Fund's investment adviser.

JANUS WORLDWIDE FUND
Investment Objective: To seek long-term growth of capital in a manner consistent with the preservation of capital. The objective is pursued primarily through investments in common stocks of foreign and domestic issuers. The Fund may invest on a worldwide basis in companies and organizations of any size, regardless of country of organization or place of principal business activity. The Fund normally invests in issuers from at least five different countries. Janus Capital Corporation serves as the Fund's investment adviser.

MFS(R) WORLD GOVERNMENTS FUND
Investment Objective: To seek not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The Fund is designed for investors who wish to diversify their investments beyond the United States and who are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. Investments. Massachusetts Financial Services Company serves as the Fund's investment adviser.

NATIONWIDE(R) BOND FUND (UNTIL THE REORGANIZATION ON MAY 9, 1998)
Investment Objective: Seeks to generate a high level of income consistent with capital preservation through investments in high quality bonds and other fixed income securities. Through investment in long-term income obligations, including corporate debt securities, United States and Canadian government obligations and commercial paper, this Fund seeks to serve those who are less willing to accept the greater risk and higher volatility of a common stock portfolio.
Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.


NATIONWIDE(R) BOND FUND - CLASS D (BEGINNING MAY 9, 1998)
Investment Objective: Seeks as high level of income as is consistent with preservation of capital. The Fund invests primarily in fixed-income securities and currently focuses on corporate debt investments and U.S. Government mortgage-backed securities. Under normal market conditions, the dollar-weighted average portfolio maturity of the Fund will be intermediate, which is defined as being between six and ten years.


NATIONWIDE(R) FUND (UNTIL THE REORGANIZATION ON MAY 9, 1998)
Investment Objective: Seeks to obtain a reasonable current income on invested capital and possible growth of such income through timely investments in common stocks, convertible issues or bonds. Major emphasis in the selection of investments for this Fund is placed on securities which will provide a reasonable current return. Though growth of capital considerations is secondary, an effort is made to select those securities which, while



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paying a reasonable current return, also hold some promise of long-term growth as well as possibilities of growth of income. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.

NATIONWIDE(R) FUND - CLASS D (BEGINNING MAY 9, 1998)
Investment Objective: Seeks total return through a flexible combination of current income and capital appreciation. The Fund invests primarily in common stocks, but also in convertible securities, other equity securities, bonds and money market obligations.

NATIONWIDE(R) GROWTH FUND (UNTIL THE REORGANIZATION ON MAY 9, 1998)
Investment Objective: Seeks to achieve reasonable growth of capital through selective participation in the long-term progress of business without emphasis on current return on invested capital. Major emphasis in the selection of securities for this Fund is placed on strong companies which have capable management, and are in fields where social and economic trends, technical developments and new processes or products indicate greater than average growth. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.

NATIONWIDE(R) GROWTH FUND - CLASS D (BEGINNING MAY 9, 1998)
Investment Objective: Seeks long-term capital appreciation. The Fund invests primarily in equity securities of companies of all sizes. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater-than-average growth.

NATIONWIDE(R) MONEY MARKET FUND (UNTIL THE REORGANIZATION ON MAY 9, 1998) Investment Objective: Seeks to provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through a diversified portfolio of high quality money market instruments maturing in one year or less. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.

NATIONWIDE(R) MONEY MARKET FUND (BEGINNING MAY 9, 1998)
Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money-market instruments maturing in 397 days or less.

NATIONWIDE(R) U.S. GOVERNMENT INCOME FUND (UNTIL THE REORGANIZATION ON MAY 9,
1998)
Investment Objective: Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing in securities of the U.S. Government, its agencies and instrumentalities. The average dollar-weighted maturity of the Fund will be maintained at between 3 and 10 years. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.

NATIONWIDE(R) INTERMEDIATE U.S. GOVERNMENT BOND FUND - CLASS D (BEGINNING
MAY 9, 1998)
Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital. The Fund invests in securities of the U.S. Government and its agencies and instrumentalities. The average duration of the Fund will be between three and a half and six years.

NEUBERGER & BERMAN EQUITY TRUST(R) - NEUBERGER & BERMAN GENESIS TRUST
Investment Objective: Seeks capital appreciation by investing primarily in stocks of companies with small market capitalizations (usually up to $1.5 billion). The portfolio manager seeks to buy the stocks of strong companies with a history of solid performance and a proven management team, which are selling at attractive prices. Neuberger&Berman Management Incorporated serves as the Fund's investment adviser. THIS FUND IS NOT AVAILABLE FOR PLANS ESTABLISHED ON OR AFTER MARCH 6, 1998.

NEUBERGER & BERMAN GUARDIAN FUND, INC.
Investment Objective: Seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. (This fund is not available for Plans established on or after March 6, 1998). Neuberger&Berman Management Incorporated serves as the Fund's investment adviser.

NEUBERGER & BERMAN LIMITED MATURITY BOND FUND
Investment Objective: Seeks highest current income consistent with low risk to principal and liquidity. The Fund invests in a diversified portfolio of short-to intermediate-term debt securities and other debt securities with special features producing similar price characteristics. Total return is a secondary objective. Neuberger&Berman Management Incorporated serves as the Fund's investment adviser.

NEUBERGER & BERMAN PARTNERS FUND, INC.
Investment Objective: Seeks capital growth. The Fund invests in securities solely on the basis of management's evaluation of their investment merit and potential for growth using a value-oriented approach to the selection of individual securities. The Fund's management believes that the Fund is an attractive investment vehicle for conservative investors who are interested in long-term appreciation from stock investments, but who have a low tolerance for risk. Neuberger&Berman Management Incorporated serves as the Fund's investment adviser.

OPPENHEIMER GLOBAL FUND
Investment Objective: Seeks capital appreciation. The Fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the Fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. The remainder of the Fund's invested assets will be invested in securities for liquidity purposes. OppenheimerFunds, Inc. serves as the Fund's investment adviser.



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PHOENIX BALANCED FUND SERIES
Investment Objective: The Fund seeks reasonable income, long-term capital growth and conservation of capital. It is intended that the Fund will invest in common stocks and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital enhancement. Phoenix Investment Counsel serves as the Fund's investment adviser.

STRONG TOTAL RETURN FUND, INC.
Investment Objective: Seeks a combination of income and capital appreciation which will produce the highest total return while assuming reasonable risks. "Reasonable risks" refers to the advisor's judgment that the risks of investing in the securities in the Total Return Fund's portfolio are no greater than normal. The Total Return Fund invests in common stocks and other equity-type securities; corporate bonds, debentures, and notes; and short-term money market instruments. Common stocks may be either growth or income oriented. Other equity-type securities are limited to convertible bonds, preferred stocks, warrants, and convertible preferred shares. Short-term money market instruments include U.S. Treasury obligations, bank certificates of deposit, commercial paper, and variable-rate master demand notes (floating-rate debt instruments without a fixed maturity). The Total Return Fund may also invest in debt securities issued or guaranteed by the U.S. government and its agencies or instrumentalities. Strong Capital Management, Inc.
serves as the Fund's investment adviser.

TEMPLETON FOREIGN FUND - CLASS I
Investment Objective: Seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

WARBURG PINCUS EMERGING GROWTH FUND
Investment Objective: Seeks maximum capital appreciation by investing in equity securities of small- to medium-sized companies in the United States with emerging or renewed growth potential. Warburg, Pincus Counsellors, Inc., serves as the Fund's investment adviser.

WARBURG PINCUS GLOBAL FIXED INCOME FUND
Investment Objective: Seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. The Fund will pursue its objective by investing in a portfolio principally consisting of investment grade fixed income securities of governmental and corporate issuers denominated id various currencies, including U.S. dollars. Warburg, Pincus Counsellors, Inc., serves as the Fund's investment adviser.



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                         UNDERLYING MUTUAL FUND OPTIONS
                   (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER
                 DECEMBER 25, 1982 AND BEFORE JANUARY 1, 1993)

For Contracts issued on or after December 25, 1982, and before January 1, 1993 Variable Account Purchase Payments may be allocated only to the Sub-Accounts which consist of shares of the Underlying Mutual Fund options listed below:


AMERICAN CENTURY: BENHAM SHORT-TERM GOVERNMENT
(FORMERLY TWENTIETH CENTURY U.S. GOVERNMENTS SHORT-TERM)
Investment Objective: To seek current income and limited price volatility by maintaining an average weighted portfolio maturity of four years or less. U.S. Governments invests in securities of the United States government and its agencies. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: TWENTIETH CENTURY GROWTH
(FORMERLY TWENTIETH CENTURY GROWTH INVESTORS)
Investment Objective: To seek capital growth through investment in securities which the management considers to have better than average prospects for appreciation of value. The Fund's investment approach identifies companies with accelerating earnings and revenues. As part of it strategy, the Fund remains essentially fully invested in stocks at all times. American Century Investment Management, Inc. serves as the Fund's investment adviser.

FIDELITY CAPITAL & INCOME FUND
Investment Objective: Seeks to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities of companies with uncertain financial positions. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY EQUITY-INCOME FUND
Investment Objective: Seeks to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price index. In addition, consistent with the above objective, in managing its portfolio, the Fund will consider the potential for achieving capital appreciation. Fidelity Management & Research Company serves as the Fund's investment adviser.


FIDELITY VIP HIGH INCOME PORTFOLIO
Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower rated, high-yielding, fixed-income securities, while also considering growth of capital. The Fund's manager will seek high current income normally by investing the Portfolio's assets as follows:

         o at least 80% in income-producing debt securities and preferred stocks, including convertible securities; and

         o up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.


Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus. Fidelity Management & Research Company serves as the Fund's investment adviser.

MFS(R) WORLD GOVERNMENTS FUND
Investment Objective: To seek not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The Fund is designed for investors who wish to diversify their investments beyond the United States and who are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. Investments. Massachusetts Financial Services Company serves as the Fund's investment adviser.



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NATIONWIDE(R) MONEY MARKET FUND (UNTIL THE REORGANIZATION ON MAY 9, 1998)
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through a diversified portfolio of high quality money market instruments maturing in one year or less. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.



NATIONWIDE(R) MONEY MARKET FUND (BEGINNING MAY 9, 1998)
Investment Objective: Seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market instruments maturing in 397 days or less.



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                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1998

                   DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                      BY THE NATIONWIDE VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY

   This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1998. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.
O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6631, TDD
1-800-238-3035.

                                TABLE OF CONTENTS


                                                                           PAGE
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................1
Underwriters.................................................................2
Advertising..................................................................2
Annuity Payments.............................................................3
Financial Statements.........................................................4


GENERAL INFORMATION AND HISTORY

Nationwide Variable Account ("Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Financial Services, Inc. (NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of Nationwide Insurance Enterprise.

SERVICES

The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the Underlying Mutual Fund options. The Company, or affiliates of the Company may have entered into agreements with either the investment adviser or distributor for several of the Underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular Underlying Mutual Funds. These fees in no way affect the Net Asset Value of the Underlying Mutual Funds or fees paid by the Contract Owner.


The audited financial statements have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.


PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").


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The Contract Owner may, on written request, transfer up to 100% of the Contract
Value from the Variable Account to the Fixed Account. However, the Company reserves the right to restrict transfers from the Variable Account to 25% of Contract Value in any 12 month period. Such transfers must be made prior to the earlier of the Annuitization Date or the death of the Designated Annuitant. However, no such transfers will be permitted prior to the first Contract Anniversary, or within 12 months of any prior transfer. Contract Owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the Contract Value of the Fixed Account to the Variable Account.

Such portion will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing, and will be declared upon the expiration date of the then current interest rate guarantee period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter; therefore the Interest Rate Guarantee Period for deposits or transfers in the Fixed Account may continue for up to three months after a one year period has expired. Transfers under this provision must be made within 30 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

UNDERWRITERS

The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43216, a wholly owned subsidiary of the Company. During the fiscal years ended December 31, 1995, 1994 and 1993 no underwriting commissions were paid by the Company to NAS.

ADVERTISING


A "yield" and "effective yield" may be advertised for the Nationwide Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Nationwide Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the Nationwide Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

The Company may also from time to time advertise the performance of a Sub-Account of the Variable Account relative to the performance of other variable annuity sub-accounts or underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

The Sub-Accounts may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2-1/2 Year CD Rates; and Dow Jones Industrial Average.

Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the underlying Mutual Fund options against all underlying mutual funds over specified periods and against underlying mutual funds in specified categories. The rankings may or may not include the effects of sales charges or other fees.

The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In



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addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

The Company may, from time to time, advertise several types of historical performance of the Sub-Accounts. The Company may advertise for the Sub-Account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." "Average annual total return" illustrates the percentage rate or return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying Mutual Fund has been available in the Variable Account if the underlying Mutual Fund option has not been available for the prescribed periods. THIS CALCULATION REFLECTS THE DEDUCTION OF ALL APPLICABLE CHARGES MADE TO THE CONTRACTS EXCEPT FOR PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the underlying Mutual Fund option has been in existence. For those underlying Mutual Fund options which have not been held as Sub-Accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the same charges except the CDSC) had such underlying Mutual Fund options been available in the Variable Account for the periods quoted. THE CDSC IS NOT REFLECTED BECAUSE THE CONTRACTS ARE DESIGNED FOR LONG TERM INVESTMENT. THE CDSC, IF REFLECTED, WOULD DECREASE THE LEVEL OF PERFORMANCE SHOWN. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.

The standardized average annual total return and nonstandardized total return quotations reflected below are calculated as described in this section using underlying Mutual Fund performance for the periods ended December 31, 1997. However, the Company generally provides performance quotations on a more frequent basis, the results of which could reflect better or worse results than shown below. The quotations and other comparative material advertised by the Company are based upon historical earnings and are not intended to represent or guarantee future results. A Contract Owner's Contract Value at redemption may be more or less than the original cost.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                   56 of 127

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

                           NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997

ASSETS:
   Investments at market value:
      American Century: Benham Short-Term Government Fund (ACBenSTGvt)
         322,728 shares (cost $3,063,751) .....................................................        $  3,059,462
      American Century: Income & Growth Fund (ACIncGro)
         78,031 shares (cost $1,985,279) ......................................................           1,896,148
      American Century: Twentieth Century Growth Fund (ACTCGro)
         437,633 shares (cost $9,177,412) .....................................................          10,507,571
      American Century: Twentieth Century International Growth Fund (ACTCIntlGr)
         60,876 shares (cost $534,608) ........................................................             498,575
      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         406,190 shares (cost $11,493,162) ....................................................          11,089,000
      Delaware Group Delchester High-Yield Bond Fund, Inc. -
      Delchester Fund Institutional Class (DeHYBd)
         202,610 shares (cost $1,276,667) .....................................................           1,337,226
      Dreyfus A Bonds Plus, Inc. (DryABds)
         125,915 shares (cost $1,809,206) .....................................................           1,848,437
      Dreyfus S&P 500 Index Fund (Dry500Ix)
         265,889 shares (cost $6,920,293) .....................................................           7,631,005
      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         68,646 shares (cost $687,467) ........................................................             721,470
      Evergreen Income and Growth Fund - Class Y (EvIncGro)
         46,367 shares (cost $928,011) ........................................................           1,109,571
      Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
         36,894 shares (cost $360,585) ........................................................             371,518
      Fidelity Advisor Balanced Fund - Class T (FABal)
         9,643 shares (cost $172,352) .........................................................             175,498
      Fidelity Advisor Equity Income Fund - Class T (FAEqInc)
         46,988 shares (cost $1,069,908) ......................................................           1,210,399
      Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp)
         113,035 shares (cost $4,374,500) .....................................................           4,798,327
      Fidelity Advisor High Yield Fund - Class T (FAHiYld)
         198,168 shares (cost $2,480,669) .....................................................           2,492,962
      Fidelity Asset Manager(TM) (FidAsMgr)
         199,890 shares (cost $3,256,694) .....................................................           3,667,988
      Fidelity Capital & Income Fund (FidCapInc)
         128,863 shares (cost $1,176,433) .....................................................           1,289,914
      Fidelity Equity-Income Fund (FidEqInc)
         332,832 shares (cost $12,537,481) ....................................................          17,443,710
      Fidelity Magellan(R) Fund (FidMgln)
         153,045 shares (cost $12,884,011) ....................................................          14,580,637
      Fidelity Puritan(R) Fund (FidPurtn)
         611,901 shares (cost $10,708,661) ....................................................          11,858,632

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         20,130 shares (cost $225,352) ........................................................             273,365
      Janus Fund (JanFund)
         138,458 shares (cost $3,583,124) .....................................................           3,447,601
      Janus Twenty Fund (Jan20Fd)
         190,683 shares (cost $5,958,137) .....................................................           5,909,259
      Janus Worldwide Fund (JanWrldwde)
         105,205 shares (cost $4,027,859) .....................................................           3,974,631
      MFS(R) World Governments Fund - Class A (MFSWdGvt)
         69,856 shares (cost $788,900) ........................................................             757,242
      Nationwide(R) Bond Fund (NWBdFd)
         179,767 shares (cost $1,663,450) .....................................................           1,713,181
      Nationwide(R) Fund (NWFund)
         170,126 shares (cost $3,419,578) .....................................................           4,506,644
      Nationwide(R) Growth Fund (NWGroFd)
         300,984 shares (cost $3,688,337) .....................................................           4,406,402
      Nationwide(R) Money Market Fund (NWMyMkt)
         7,768,484 shares (cost $7,768,484) ...................................................           7,768,484
      Nationwide(R) U.S. Government Income Fund (NWUSGvt)
         7,277 shares (cost $73,266) ..........................................................              75,166
      Neuberger & Berman Guardian Fund (NBGuard)
         294,771 shares (cost $7,497,897) .....................................................           7,634,559
      Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)
         78,435 shares (cost $782,440) ........................................................             785,132
      Neuberger & Berman Partners Fund (NBPartFd)
         282,386 shares (cost $7,386,546) .....................................................           7,426,740
      Oppenheimer Global Fund - Class A (OppGlob)
         138,920 shares (cost $5,554,092) .....................................................           5,695,730
      Phoenix Balanced Fund Series - Class A (PhxBalFd)
         42,603 shares (cost $703,006) ........................................................             663,762
      Strong Total Return Fund, Inc. (StTotRet)
         60,960 shares (cost $1,746,436) ......................................................           1,613,008
      Templeton Foreign Fund - Class I (TemForFd)
         485,053 shares (cost $4,979,238) .....................................................           4,826,279
      Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
         118,616 shares (cost $4,016,254) .....................................................           4,480,138
                                                                                                        -----------
            Total investments .................................................................         163,545,373
   Accounts receivable ........................................................................              13,985
                                                                                                        -----------
            Total assets ......................................................................         163,559,358
ACCOUNTS PAYABLE ..............................................................................               4,632
                                                                                                        -----------
CONTRACT OWNERS' EQUITY (NOTE 4) ..............................................................        $163,554,726
                                                                                                       ============


See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                       TOTAL                         ACBenSTGvt
                                                          ------------------------------  ------------------------------
                                                                1997            1996            1997            1996
                                                          --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................        $    2,943,209       2,538,255         177,782         227,106
Mortality, expense and administration
  charges (note 2) ...............................            (1,849,500)     (1,250,216)        (42,118)        (55,192)
                                                          --------------  --------------  --------------  --------------
  Net investment activity ........................             1,093,709       1,288,039         135,664         171,914
                                                          --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ............            47,219,466      32,882,395         925,121       1,811,725
Cost of mutual fund shares sold ..................           (41,630,262)    (30,480,861)       (914,401)     (1,849,476)
                                                          --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ............             5,589,204       2,401,534          10,720         (37,751)
Change in unrealized gain (loss) on investments ..             6,076,074       2,414,112          (2,838)        (23,552)
                                                          --------------  --------------  --------------  --------------
  Net gain (loss) on investments .................            11,665,278       4,815,646           7,882         (61,303)
                                                          --------------  --------------  --------------  --------------
Reinvested capital gains .........................            13,114,383       5,820,660              -               -
                                                          --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........            25,873,370      11,924,345         143,546         110,611
                                                          --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................            36,040,726      36,936,853         178,490         219,736
Transfers between funds ..........................                    -               -          (53,232)         76,052
Redemptions ......................................           (12,768,924)    (11,033,070)       (517,635)     (1,489,133)
Annuity benefits .................................               (17,520)        (22,282)           (938)           (934)
Annual contract maintenance charge (note 2) ......              (108,625)        (82,641)         (1,865)         (2,716)
Contingent deferred sales charges (note 2) .......              (262,567)       (162,303)        (15,741)        (24,112)
Adjustments to maintain reserves .................                 9,849           1,139             301          (1,096)
                                                          --------------  --------------  --------------  --------------
    Net equity transactions ......................            22,892,939      25,637,696        (410,620)     (1,222,203)
                                                          --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............            48,766,309      37,562,041        (267,074)     (1,111,592)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......           114,788,417      77,226,376       3,326,872       4,438,464
                                                          --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............        $  163,554,726     114,788,417       3,059,798       3,326,872
                                                          ==============  ==============  ==============  ==============


                                                                     ACIncGro                        ACTCGro
                                                          ------------------------------  -------------------------------
                                                               1997             1996            1997             1996
                                                          -------------   --------------  --------------  ----------------
INVESTMENT ACTIVITY:
Reinvested dividends .............................               15,209              524              -           80,898
Mortality, expense and administration
  charges (note 2) ...............................              (12,374)            (238)       (134,498)       (131,009)
                                                          -------------   --------------  --------------  --------------
  Net investment activity ........................                2,835              286        (134,498)        (50,111)
                                                          -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ............            1,753,420            4,547       2,899,543       3,327,649
Cost of mutual fund shares sold ..................           (1,566,771)          (4,407)     (2,626,829)     (3,631,285)
                                                          -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ............              186,649              140         272,714        (303,636)
Change in unrealized gain (loss) on investments ..              (79,760)          (9,371)        768,718       1,519,093
                                                          -------------   --------------  --------------  --------------
  Net gain (loss) on investments .................              106,889           (9,231)      1,041,432       1,215,457
                                                          -------------   --------------  --------------  --------------
Reinvested capital gains .........................              150,836           11,052       1,546,715         108,746
                                                          -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........              260,560            2,107       2,453,649       1,274,092
                                                          -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................              589,787           30,775         482,037         546,891
Transfers between funds ..........................              869,824          159,628        (543,754)       (531,981)
Redemptions ......................................              (14,946)              -       (1,535,818)     (2,126,066)
Annuity benefits .................................                   -                -           (4,775)        (10,768)
Annual contract maintenance charge (note 2) ......                 (224)              (3)        (16,461)        (18,458)
Contingent deferred sales charges (note 2) .......                  (78)              -          (16,969)        (10,179)
Adjustments to maintain reserves .................                   (3)          (1,176)          9,189          (5,131)
                                                          -------------   --------------  --------------  --------------
    Net equity transactions ......................            1,444,360          189,224      (1,626,551)     (2,155,692)
                                                          -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............            1,704,920          191,331         827,098        (881,600)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......              191,331               -        9,690,046      10,571,646
                                                          -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............            1,896,251          191,331      10,517,144       9,690,046
                                                          =============   ==============  ==============  ==============

                          NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                    ACTCIntlGr                      ACTCUltra
                                                          ------------------------------  ------------------------------
                                                                1997            1996           1997            1996
                                                          --------------- --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ...............................      $        1,451              -            4,160              -
Mortality, expense and administration
  charges (note 2) .................................              (7,272)         (5,767)       (122,017)        (71,928)
                                                          --------------  --------------  --------------  --------------
  Net investment activity ..........................              (5,821)         (5,767)       (117,857)        (71,928)
                                                          --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ..............             411,368         425,002       1,635,447         706,950
Cost of mutual fund shares sold ....................            (361,201)       (404,052)     (1,055,134)       (499,670)
                                                          --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ..............              50,167          20,950         580,313         207,280
Change in unrealized gain (loss) on investments ....             (27,035)        (19,547)       (936,614)         90,742
                                                          --------------  --------------  --------------  --------------
  Net gain (loss) on investments ...................              23,132           1,403        (356,301)        298,022
                                                          --------------  --------------  --------------  --------------
Reinvested capital gains ...........................              65,811          51,779       2,211,772         411,800
                                                          --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............              83,122          47,415       1,737,614         637,894
                                                          --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..................................             154,962         185,670       3,371,633       3,378,867
Transfers between funds ............................             (81,095)        (28,602)       (589,520)        447,098
Redemptions ........................................            (151,902)         (3,375)       (729,493)       (392,197)
Annuity benefits ...................................                  -               -               -               -
Annual contract maintenance charge (note 2) ........                (269)           (161)         (7,543)         (3,604)
Contingent deferred sales charges (note 2) .........              (6,228)           (145)        (23,504)        (15,448)
Adjustments to maintain reserves ...................                 (16)           (135)             96           1,318
                                                          --------------  --------------  --------------  --------------
    Net equity transactions ........................             (84,548)        153,252       2,021,669       3,416,034
                                                          --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............              (1,426)        200,667       3,759,283       4,053,928
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........             499,994         299,327       7,329,827       3,275,899
                                                          --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............      $      498,568         499,994      11,089,110       7,329,827
                                                          ==============  ==============  ==============  ==============


                                                                      DeHYBd                         DryABds
                                                          ------------------------------  ------------------------------
                                                               1997             1996           1997            1996
                                                          -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ...............................            116,418           85,291         109,727          73,586
Mortality, expense and administration
  charges (note 2) .................................            (16,476)         (11,099)        (23,480)        (15,178)
                                                          -------------   --------------  --------------  --------------
  Net investment activity ..........................             99,942           74,192          86,247          58,408
                                                          -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ..............            192,668          264,389         870,811         288,783
Cost of mutual fund shares sold ....................           (185,268)        (297,932)       (874,737)       (273,418)
                                                          -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ..............              7,400          (33,543)         (3,926)         15,365
Change in unrealized gain (loss) on investments ....             43,399           48,108          38,180         (28,436)
                                                          -------------   --------------  --------------  --------------
  Net gain (loss) on investments ...................             50,799           14,565          34,254         (13,071)
                                                          -------------   --------------  --------------  --------------
Reinvested capital gains ...........................                 -                -           21,033              -
                                                          -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............            150,741           88,757         141,534          45,337
                                                          -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..................................            236,070          229,635         592,080       1,339,139
Transfers between funds ............................            143,298         (148,730)       (506,273)            935
Redemptions ........................................           (144,393)         (10,114)       (228,961)       (102,373)
Annuity benefits ...................................                 -                -               -               -
Annual contract maintenance charge (note 2) ........               (393)            (262)         (1,091)           (321)
Contingent deferred sales charges (note 2) .........             (3,311)            (193)         (3,508)         (1,874)
Adjustments to maintain reserves ...................                 20             (215)              6             340
                                                          -------------   --------------  --------------  --------------
    Net equity transactions ........................            231,291           70,121        (147,747)      1,235,846
                                                          -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............            382,032          158,878          (6,213)      1,281,183
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........            958,214          799,336       1,854,654         573,471
                                                          -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............          1,340,246          958,214       1,848,441       1,854,654
                                                          =============   ==============  ==============  ==============

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                      Dry500Ix                      Dry3dCen
                                                           ------------------------------  ------------------------------
                                                                1997             1996            1997           1996
                                                           --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................      $       76,946          53,154           1,186             571
Mortality, expense and administration
  charges (note 2) ..................................             (65,774)        (22,204)         (7,462)         (2,808)
                                                           --------------  --------------  --------------  --------------
  Net investment activity ...........................              11,172          30,950          (6,276)         (2,237)
                                                           --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............           2,535,120       1,229,204         479,349          95,093
Cost of mutual fund shares sold .....................          (2,054,865)     (1,059,622)       (427,821)        (76,566)
                                                           --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ...............             480,255         169,582          51,528          18,527
Change in unrealized gain (loss) on investments .....             604,315          64,429          39,050         (16,879)
                                                           --------------  --------------  --------------  --------------
  Net gain (loss) on investments ....................           1,084,570         234,011          90,578           1,648
                                                           --------------  --------------  --------------  --------------
Reinvested capital gains ............................             117,343          93,693          53,383          39,845
                                                           --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............           1,213,085         358,654         137,685          39,256
                                                           --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................           1,991,411       1,713,219         338,691         112,512
Transfers between funds .............................           1,332,333         776,445          41,154          32,794
Redemptions .........................................            (182,233)        (48,257)       (125,882)         (8,148)
Annuity benefits ....................................                  -               -               -               -
Annual contract maintenance charge (note 2) .........              (2,126)           (481)           (358)           (235)
Contingent deferred sales charges (note 2) ..........              (2,808)         (1,927)         (3,494)           (242)
Adjustments to maintain reserves ....................                 420              48              33               6
                                                           --------------  --------------  --------------  --------------
    Net equity transactions .........................           3,136,997       2,439,047         250,144         136,687
                                                           --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............           4,350,082       2,797,701         387,829         175,943
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........           3,281,068         483,367         333,644         157,701
                                                           --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............      $    7,631,150       3,281,068         721,473         333,644
                                                           -=============  ==============  ==============  ==============


                                                                      EvIncGro                        FeDBdFd
                                                           ------------------------------  ------------------------------
                                                                 1997           1996             1997           1996
                                                           -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................             46,100           43,829          21,641           1,179
Mortality, expense and administration
  charges (note 2) ..................................            (12,752)         (10,732)         (3,878)           (168)
                                                           -------------   --------------  --------------  --------------
  Net investment activity ...........................             33,348           33,097          17,763           1,011
                                                           -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............            124,635           90,034          36,495             228
Cost of mutual fund shares sold .....................           (118,286)         (91,449)        (36,293)           (227)
                                                           -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ...............              6,349           (1,415)            202               1
Change in unrealized gain (loss) on investments .....            103,540           58,637          11,825            (893)
                                                           -------------   --------------  --------------  --------------
  Net gain (loss) on investments ....................            109,889           57,222          12,027            (892)
                                                           -------------   --------------  --------------  --------------
Reinvested capital gains ............................             68,181               -               -               -
                                                           -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............            211,418           90,319          29,790             119
                                                           -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................             60,014           68,887          42,403          10,437
Transfers between funds .............................            (27,145)           9,067         206,842          89,302
Redemptions .........................................            (50,285)         (16,005)         (7,402)             -
Annuity benefits ....................................                 -                -               -               -
Annual contract maintenance charge (note 2) .........               (423)            (376)            (21)             (3)
Contingent deferred sales charges (note 2) ..........             (1,158)            (404)             -               -
Adjustments to maintain reserves ....................                 10               26              (6)             39
                                                           -------------   --------------  --------------  --------------
    Net equity transactions .........................            (18,987)          61,195         241,816          99,775
                                                           -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............            192,431          151,514         271,606          99,894
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........            917,150          765,636          99,894              -
                                                           -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............          1,109,581          917,150         371,500          99,894
                                                           =============   ==============  ==============  ==============

                          NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                       FABal                         FAEqInc
                                                          ------------------------------  ------------------------------
                                                                1997           1996            1997            1996
                                                          --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................     $        3,087             424           9,331           4,675
Mortality, expense and administration
  charges (note 2) ..................................             (1,279)           (137)        (12,553)         (3,469)
                                                          --------------  --------------  --------------  --------------
  Net investment activity ...........................              1,808             287          (3,222)          1,206
                                                          --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............             20,257          14,622         146,787          82,721
Cost of mutual fund shares sold .....................            (18,774)        (15,104)       (121,404)        (81,561)
                                                          --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ...............              1,483            (482)         25,383           1,160
Change in unrealized gain (loss) on investments .....              2,888             258         113,836          26,654
                                                          --------------  --------------  --------------  --------------
  Net gain (loss) on investments ....................              4,371            (224)        139,219          27,814
                                                          --------------  --------------  --------------  --------------
Reinvested capital gains ............................              9,912             190          67,192          17,689
                                                          --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............             16,091             253         203,189          46,709
                                                          --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................            115,578          28,643         197,077         346,990
Transfers between funds .............................             23,256             949         169,371         291,300
Redemptions .........................................             (8,828)             -          (41,115)         (1,480)
Annuity benefits ....................................                 -               -               -               -
Annual contract maintenance charge (note 2) .........                (76)             -             (369)            (20)
Contingent deferred sales charges (note 2) ..........               (348)             -           (1,252)            (19)
Adjustments to maintain reserves ....................                (26)             (4)             23              16
                                                          --------------  --------------  --------------  --------------
    Net equity transactions .........................            129,556          29,588         323,735         636,787
                                                          --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............            145,647          29,841         526,924         683,496
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........             29,841              -          683,496              -
                                                          --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............     $      175,488          29,841       1,210,420         683,496
                                                          -==============  ==============  ==============  ==============



                                                                     FAGrOpp                          FAHiYld
                                                          ------------------------------  ------------------------------
                                                               1997             1996           1997           1996
                                                          -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................            48,467           31,619         148,014          49,036
Mortality, expense and administration
  charges (note 2) ..................................           (46,701)         (11,429)        (20,450)         (6,363)
                                                          -------------   --------------  --------------  --------------
  Net investment activity ...........................             1,766           20,190         127,564          42,673
                                                          -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............         1,220,774          259,241         321,627         411,083
Cost of mutual fund shares sold .....................          (997,920)        (242,540)       (303,939)       (411,934)
                                                          -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ...............           222,854           16,701          17,688            (851)
Change in unrealized gain (loss) on investments .....           375,374           48,453           5,965           6,328
                                                          -------------   --------------  --------------  --------------
  Net gain (loss) on investments ....................           598,228           65,154          23,653           5,477
                                                          -------------   --------------  --------------  --------------
Reinvested capital gains ............................           246,460           84,317          51,990           3,761
                                                          -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............           846,454          169,661         203,207          51,911
                                                          -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................         1,354,651        1,166,900         743,205         549,115
Transfers between funds .............................           633,126          825,046         829,565         205,361
Redemptions .........................................          (155,973)         (33,117)        (78,562)         (8,317)
Annuity benefits ....................................                -                -               -               -
Annual contract maintenance charge (note 2) .........            (1,594)            (200)           (449)           (157)
Contingent deferred sales charges (note 2) ..........            (4,894)          (1,783)         (1,423)           (302)
Adjustments to maintain reserves ....................                78               37            (337)           (119)
                                                          -------------   --------------  --------------  --------------
    Net equity transactions .........................         1,825,394        1,956,883       1,491,999         745,581
                                                          -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............         2,671,848        2,126,544       1,695,206         797,492
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........         2,126,544               -          797,492              -
                                                          -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............         4,798,392        2,126,544       2,492,698         797,492
                                                          =============   ==============  ==============  ==============

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES

                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                                         FidAsMgr                        FidCapInc
                                                              ------------------------------  ------------------------------
                                                                   1997             1996            1997           1996
                                                              --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................         $      110,938         103,229          87,131         108,809
Mortality, expense and administration
  charges (note 2) ..................................                (42,804)        (34,887)        (15,505)        (16,861)
                                                              --------------  --------------  --------------  --------------
  Net investment activity ...........................                 68,134          68,342          71,626          91,948
                                                              --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............                821,473         529,976         119,208         340,631
Cost of mutual fund shares sold .....................               (677,732)       (477,442)       (102,280)       (256,941)
                                                              --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ...............                143,741          52,534          16,928          83,690
Change in unrealized gain (loss) on investments .....                197,082          47,147          66,754         (55,028)
                                                              --------------  --------------  --------------  --------------
  Net gain (loss) on investments ....................                340,823          99,681          83,682          28,662
                                                              --------------  --------------  --------------  --------------
Reinvested capital gains ............................                205,712         130,557              -               -
                                                              --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............                614,669         298,580         155,308         120,610
                                                              --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................                634,370         906,115              -              892
Transfers between funds .............................               (301,774)       (238,183)         (2,573)        (19,968)
Redemptions .........................................               (313,159)       (137,123)        (97,708)       (280,462)
Annuity benefits ....................................                     -               -           (1,097)         (1,021)
Annual contract maintenance charge (note 2) .........                 (2,060)         (1,359)         (2,112)         (2,622)
Contingent deferred sales charges (note 2) ..........                 (8,276)         (4,221)           (281)           (714)
Adjustments to maintain reserves ....................                     43             (48)           (550)            324
                                                              --------------  --------------  --------------  --------------
    Net equity transactions .........................                  9,144         525,181        (104,321)       (303,571)
                                                              --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............                623,813         823,761          50,987        (182,961)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........              3,044,221       2,220,460       1,238,341       1,421,302
                                                              --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............         $    3,668,034       3,044,221       1,289,328       1,238,341
                                                              -=============  ==============  ==============  ==============



                                                                        FidEqInc                         FidMgln
                                                              ------------------------------  ------------------------------
                                                                   1997            1996            1997            1996
                                                              -------------   --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................               309,641          334,251         180,615         145,843
Mortality, expense and administration
  charges (note 2) ..................................              (206,648)        (176,134)       (171,071)       (137,518)
                                                              -------------   --------------  --------------  --------------
  Net investment activity ...........................               102,993          158,117           9,544           8,325
                                                              -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............             2,893,495        2,793,431       2,718,430       3,331,197
Cost of mutual fund shares sold .....................            (1,851,804)      (1,765,517)     (2,272,279)     (2,829,565)
                                                              -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ...............             1,041,691        1,027,914         446,151         501,632
Change in unrealized gain (loss) on investments .....             2,069,323          635,621       1,660,947        (964,298)
                                                              -------------   --------------  --------------  --------------
  Net gain (loss) on investments ....................             3,111,014        1,663,535       2,107,098        (462,666)
                                                              -------------   --------------  --------------  --------------
Reinvested capital gains ............................               658,912          593,489         753,138       1,520,319
                                                              -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............             3,872,919        2,415,141       2,869,780       1,065,978
                                                              -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................             1,025,601        1,125,283       2,893,931       4,354,101
Transfers between funds .............................                20,535          514,925      (1,898,187)     (2,225,713)
Redemptions .........................................            (1,703,965)      (1,981,946)       (939,188)       (584,278)
Annuity benefits ....................................                (3,737)          (3,044)             -               -
Annual contract maintenance charge (note 2) .........               (16,868)         (16,817)        (12,358)         (8,079)
Contingent deferred sales charges (note 2) ..........               (14,857)         (11,964)        (27,286)        (20,796)
Adjustments to maintain reserves ....................                   293              474             349           1,683
                                                              -------------   --------------  --------------  --------------
    Net equity transactions .........................              (692,998)        (373,089)         17,261       1,516,918
                                                              -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............             3,179,921        2,042,052       2,887,041       2,582,896
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........            14,264,105       12,222,053      11,693,771       9,110,875
                                                              -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............            17,444,026       14,264,105      14,580,812      11,693,771
                                                              =============   ==============  ==============  ==============

                          NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                            FiDPurtn                           FidVIPHI
                                                   -----------------------------     -----------------------------
                                                       1997             1996             1997             1996
                                                   ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................    $    361,432          227,708           18,061           33,607
Mortality, expense and administration
  charges (note 2) ............................        (129,814)         (81,242)          (3,314)          (4,459)
                                                   ------------     ------------     ------------     ------------
  Net investment activity .....................         231,618          146,466           14,747           29,148
                                                   ------------     ------------     ------------     ------------

Proceeds from mutual fund shares sold .........       1,265,875          900,439           39,981          220,128
Cost of mutual fund shares sold ...............      (1,040,109)        (824,408)         (37,078)        (219,606)
                                                   ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .........         225,766           76,031            2,903              522
Change in unrealized gain (loss) on investments         821,043           55,936           20,298            4,464
                                                   ------------     ------------     ------------     ------------
  Net gain (loss) on investments ..............       1,046,809          131,967           23,201            4,986
                                                   ------------     ------------     ------------     ------------
Reinvested capital gains ......................         536,381          570,984            2,232            6,575
                                                   ------------     ------------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........       1,814,808          849,417           40,180           40,709
                                                   ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................       3,077,343        3,171,521             --               --
Transfers between funds .......................        (390,612)        (290,667)          (4,194)        (129,328)
Redemptions ...................................        (414,158)        (274,189)         (32,145)         (85,944)
Annuity benefits ..............................            --               --               --               --
Annual contract maintenance charge (note 2) ...          (6,296)          (3,644)            (222)            (335)
Contingent deferred sales charges (note 2) ....         (12,075)          (7,982)             (95)             (65)
Adjustments to maintain reserves ..............             105              794             (196)               6
                                                   ------------     ------------     ------------     ------------
    Net equity transactions....................       2,254,307        2,595,833          (36,852)        (215,666)
                                                   ------------     ------------     ------------     ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .........       4,069,115        3,445,250            3,328         (174,957)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...       7,789,644        4,344,394          269,844          444,801
                                                   ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD..........    $ 11,858,759        7,789,644          273,172          269,844
                                                   ============     ============     ============     ============




                                                               JanFund                          Jan20Fd
                                                   -----------------------------     -----------------------------
                                                       1997             1996             1997              1996
                                                   ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................          26,556           12,161           16,202           18,788
Mortality, expense and administration
  charges (note 2) ............................         (36,518)          (9,962)         (64,389)         (28,235)
                                                   ------------     ------------     ------------     ------------
  Net investment activity .....................          (9,962)           2,199          (48,187)          (9,447)
                                                   ------------     ------------     ------------     ------------

Proceeds from mutual fund shares sold .........         441,921           89,607        2,411,435          497,240
Cost of mutual fund shares sold ...............        (403,087)         (76,986)      (2,113,928)        (390,729)
                                                   ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .........          38,834           12,621          297,507          106,511
Change in unrealized gain (loss) on investments         (64,982)         (70,542)         127,847         (186,194)
                                                   ------------     ------------     ------------     ------------
  Net gain (loss) on investments ..............         (26,148)         (57,921)         425,354          (79,683)
                                                   ------------     ------------     ------------     ------------
Reinvested capital gains ......................         543,614          170,001          734,575          549,938
                                                   ------------     ------------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........         507,504          114,279        1,111,742          460,808
                                                   ------------     ------------     ------------     ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................       1,003,807          803,970        1,839,757        1,262,560
Transfers between funds .......................         441,173          702,464          185,607          688,287
Redemptions ...................................        (111,066)         (11,138)        (607,222)        (139,312)
Annuity benefits ..............................              --               --               --               --
Annual contract maintenance charge (note 2) ...          (1,046)            (108)          (2,887)          (1,303)
Contingent deferred sales charges (note 2) ....          (1,859)            (382)         (17,382)          (3,587)
Adjustments to maintain reserves ..............               5               31               80            2,093
                                                   ------------     ------------     ------------     ------------
    Net equity transactions....................       1,331,014        1,494,837        1,397,953        1,808,738
                                                   ------------     ------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       1,838,518        1,609,116        2,509,695        2,269,546
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...       1,609,116             --          3,399,604        1,130,058
                                                   ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........       3,447,634        1,609,116        5,909,299        3,399,604
                                                   ============     ============     ============     ============



                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                             JanWrldwde                         MFSWdGvt
                                                   -----------------------------     -----------------------------
                                                       1997             1996             1997             1996
                                                   ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................    $   19,023            1,937           29,388           22,183

Mortality, expense and administration                 (31,612)            (725)         (11,467)         (14,487)
  charges (note 2) ............................    ----------       ----------       ----------       ----------
                                                      (12,589)           1,212           17,921            7,696
  Net investment activity .....................    ----------       ----------       ----------       ----------

                                                      584,448          158,261          436,153          342,660
Proceeds from mutual fund shares sold .........      (530,660)        (157,152)        (460,939)        (381,186)
Cost of mutual fund shares sold ...............    ----------       ----------       ----------       ----------
                                                       53,788            1,109          (24,786)         (38,526)
  Realized gain (loss) on investments .........       (29,732)         (23,496)         (14,028)          64,504
Change in unrealized gain (loss) on investments    ----------       ----------       ----------       ----------
                                                       24,056          (22,387)         (38,814)          25,978
  Net gain (loss) on investments ..............    ----------       ----------       ----------       ----------
                                                      252,002           25,819            3,807            6,033
Reinvested capital gains ......................    ----------       ----------       ----------       ----------

    Net increase (decrease) in contract owners'       263,469            4,644          (17,086)          39,707
      equity resulting from operations ........    ----------       ----------       ----------       ----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners                                   1,462,110          118,957           35,762          115,330
Transfers between funds .......................     1,864,319          341,828         (134,039)        (165,073)
Redemptions ...................................       (78,572)            --           (161,551)        (159,881)
Annuity benefits ..............................          --               --             (2,597)          (2,645)
Annual contract maintenance charge (note 2) ...          (773)              (3)          (1,293)          (1,872)
Contingent deferred sales charges (note 2) ....        (1,044)            --             (1,956)            (655)
Adjustments to maintain reserves ..............          (145)            (119)             156               21
                                                   ----------       ----------       ----------       ----------
    Net equity transactions....................     3,245,895          460,663         (265,518)        (214,775)
                                                   ----------       ----------       ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........     3,509,364          465,307         (282,604)        (175,068)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...       465,307             --          1,044,393        1,219,461
                                                   ----------       ----------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........    $3,974,671          465,307          761,789        1,044,393
                                                   ==========       ==========       ==========       ==========




                                                               NWBdFd                           NWFund
                                                   -----------------------------     ----------------------------
                                                       1997             1996             1997              1996
                                                   ------------     ------------     ------------     -----------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................        99,663          101,205           42,568           36,818

Mortality, expense and administration                 (20,516)         (20,217)         (43,646)         (27,690)
  charges (note 2) ............................    ----------       ----------       ----------       ----------
                                                       79,147           80,988           (1,078)           9,128
  Net investment activity .....................    ----------       ----------       ----------       ----------

                                                      485,789          340,199          422,079          138,210
Proceeds from mutual fund shares sold .........      (527,157)        (353,001)        (247,136)         (88,454)
Cost of mutual fund shares sold ...............    ----------       ----------       ----------       ----------
                                                      (41,368)         (12,802)         174,943           49,756
  Realized gain (loss) on investments .........        78,384          (55,076)         627,149          213,562
Change in unrealized gain (loss) on investments    ----------       ----------       ----------       ----------
                                                       37,016          (67,878)         802,092          263,318
  Net gain (loss) on investments ..............    ----------       ----------       ----------       ----------
                                                         --               --            218,982          149,374
Reinvested capital gains ......................    ----------       ----------       ----------       ----------

    Net increase (decrease) in contract owners'       116,163           13,110        1,019,996          421,820
      equity resulting from operations ........    ----------       ----------       ----------       ----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners                                     218,598          385,228          613,432          168,174
Transfers between funds .......................      (104,705)        (245,517)         548,513          118,657
Redemptions ...................................      (130,239)         (27,871)        (165,231)          (6,221)
Annuity benefits ..............................          (203)            (200)          (1,292)          (1,007)
Annual contract maintenance charge (note 2) ...        (1,055)            (961)          (1,864)          (1,455)
Contingent deferred sales charges (note 2) ....        (2,203)            (233)            (600)            (224)
Adjustments to maintain reserves ..............             8                9           (1,053)             294
                                                   ----------       ----------       ----------       ----------
    Net equity transactions....................       (19,799)         110,455          991,905          278,218
                                                   ----------       ----------       ----------       ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        96,364          123,565        2,011,901          700,038
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...     1,616,821        1,493,256        2,488,829        1,788,791
                                                   ----------       ----------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........     1,713,185        1,616,821        4,500,730        2,488,829
                                                   ==========       ==========       ==========       ==========


                          NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                               NWGroFd                           NWMyMkt
                                                   -----------------------------     -----------------------------
                                                       1997             1996             1997             1996
                                                   ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................    $    31,889          37,290           427,521         399,919

Mortality, expense and administration                  (53,875)        (44,458)         (111,984)       (108,268)
  charges (note 2) ............................    -----------     -----------       -----------     -----------
                                                       (21,986)         (7,168)          315,537         291,651
  Net investment activity .....................    -----------     -----------       -----------     -----------

                                                       615,042         595,060        14,140,604      10,486,315
Proceeds from mutual fund shares sold .........       (367,660)       (396,338)      (14,140,604)    (10,486,315)
Cost of mutual fund shares sold ...............    -----------     -----------       -----------     -----------
                                                       247,382         198,722              --              --
  Realized gain (loss) on investments .........        124,155          51,672              --              --
Change in unrealized gain (loss) on investments    -----------     -----------       -----------     -----------
                                                       371,537         250,394              --              --
  Net gain (loss) on investments ..............    -----------     -----------       -----------     -----------
                                                       533,665         242,965              --              --
Reinvested capital gains ......................    -----------     -----------       -----------     -----------

    Net increase (decrease) in contract owners'        883,216         486,191           315,537         291,651
      equity resulting from operations ........    -----------     -----------       -----------     -----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners                                      163,823         234,644         4,503,576       4,557,491
Transfers between funds .......................          2,896         156,837        (3,008,782)     (4,773,897)
Redemptions ...................................       (318,735)       (406,105)       (1,686,416)     (1,642,884)
Annuity benefits ..............................         (1,330)         (1,115)           (1,551)         (1,548)
Annual contract maintenance charge (note 2) ...         (2,546)         (2,353)           (7,909)         (7,524)
Contingent deferred sales charges (note 2) ....         (4,373)         (2,588)          (24,598)        (12,111)
Adjustments to maintain reserves ..............            396             341               309            (112)
                                                   -----------     -----------       -----------     -----------
    Net equity transactions....................       (159,869)        (20,339)         (225,371)     (1,880,585)
                                                   -----------     -----------       -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        723,347         465,852            90,166      (1,588,934)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...      3,683,392       3,217,540         7,675,384       9,264,318
                                                   -----------     -----------       -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........    $ 4,406,739       3,683,392         7,765,550       7,675,384
                                                   ===========     ===========       ===========     ===========



                                                              NWUSGvt                            NBGuard
                                                   -----------------------------     ----------------------------
                                                       1997             1996             1997              1996
                                                   ------------     ------------     ------------     -----------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................          2,659              596          43,637          44,627

Mortality, expense and administration                     (600)            (133)        (90,339)        (45,782
  charges (note 2) ............................    -----------      -----------     -----------     -----------
                                                         2,059              463         (46,702)         (1,155
  Net investment activity .....................    -----------      -----------     -----------     -----------

                                                        49,603            2,308         852,547         413,254
Proceeds from mutual fund shares sold .........        (49,605)          (2,295)       (629,818)       (316,770
Cost of mutual fund shares sold ...............    -----------      -----------     -----------     -----------
                                                            (2)              13         222,729          96,484
  Realized gain (loss) on investments .........          1,852               48        (237,797)        272,403
Change in unrealized gain (loss) on investments    -----------      -----------     -----------     -----------
                                                         1,850               61         (15,068)        368,887
  Net gain (loss) on investments ..............    -----------      -----------     -----------     -----------
                                                          --               --         1,010,701         239,815
Reinvested capital gains ......................    -----------      -----------     -----------     -----------

    Net increase (decrease) in contract owners'          3,909              524         948,931         607,547
      equity resulting from operations ........    -----------      -----------     -----------     -----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners                                       34,673            3,097       1,854,345       2,567,921
Transfers between funds .......................        (23,833)          62,393          13,046         432,199
Redemptions ...................................         (5,095)            (218)       (394,887)       (124,328
Annuity benefits ..............................           --               --              --              --
Annual contract maintenance charge (note 2) ...            (40)              (6)         (3,499)         (1,188
Contingent deferred sales charges (note 2) ....           (238)            --            (9,677)         (4,314
Adjustments to maintain reserves ..............             (6)            --                88             440
                                                   -----------      -----------     -----------     -----------
    Net equity transactions....................          5,461           65,266       1,459,416       2,870,730
                                                   -----------      -----------     -----------     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........          9,370           65,790       2,408,347       3,478,277
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...         65,790             --         5,226,228       1,747,951
                                                   -----------      -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........         75,160           65,790       7,634,575       5,226,228
                                                   ===========      ===========     ===========     ===========

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                               NBLtdMat                            NBPartFd
                                                      ----------------------------        ----------------------------
                                                         1997              1996              1997              1996
                                                      ----------        ----------        ----------        ----------
INVESTMENT ACTIVITY:
Reinvested dividends ...............................  $   51,322            64,419            42,968            32,492
Mortality, expense and administration
  charges (note 2) .................................     (10,612)          (13,935)          (75,592)          (32,837)
                                                      ----------        ----------        ----------        ----------
  Net investment activity ..........................      40,710            50,484           (32,624)             (345)
                                                      ----------        ----------        ----------        ----------

Proceeds from mutual fund shares sold ..............     512,384           907,042           893,439           234,164
Cost of mutual fund shares sold ....................    (510,665)         (904,453)         (640,676)         (193,062)
                                                      ----------        ----------        ----------        ----------
  Realized gain (loss) on investments ..............       1,719             2,589           252,763            41,102
Change in unrealized gain (loss) on investments ....       1,619           (16,333)         (202,544)          214,725
                                                      ----------        ----------        ----------        ----------
  Net gain (loss) on investments ...................       3,338           (13,744)           50,219           255,827
                                                      ----------        ----------        ----------        ----------
Reinvested capital gains ...........................          --                --         1,320,713           385,470
                                                      ----------        ----------        ----------        ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............      44,048            36,740         1,338,308           640,952
                                                      ----------        ----------        ----------        ----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..................................     352,479           456,997         1,735,386         1,605,433
Transfers between funds ............................    (302,390)         (105,744)          616,650           889,496
Redemptions ........................................    (126,409)         (531,646)         (393,918)          (82,839)
Annuity benefits                                              --                --                --                --
Annual contract maintenance charge (note 2) ........        (256)             (230)           (3,385)           (1,688)
Contingent deferred sales charges (note 2) .........      (3,195)          (22,311)          (12,603)           (3,238)
Adjustments to maintain reserves ...................          (2)             (302)               (5)            1,265
                                                      ----------        ----------        ----------        ----------
    Net equity transactions ........................     (79,773)         (203,236)        1,942,125         2,408,429
                                                      ----------        ----------        ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............     (35,725)         (166,496)        3,280,433         3,049,381
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........     820,873           987,369         4,146,403         1,097,022
                                                      ----------        ----------        ----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..............  $  785,148           820,873         7,426,836         4,146,403
                                                      ==========        ==========        ==========        ==========


                                                                       OppGlob                            PhxBalFd
                                                             ----------------------------        ----------------------------
                                                                1997              1996              1997              1996
                                                             ----------        ----------        ----------        ----------
INVESTMENT ACTIVITY:
Reinvested dividends ......................................      96,072            52,770            15,090            13,623
Mortality, expense and administration
  charges (note 2) ........................................     (65,639)          (43,092)           (7,320)           (6,272)
                                                             ----------        ----------        ----------        ----------
  Net investment activity .................................      30,433             9,678             7,770             7,351
                                                             ----------        ----------        ----------        ----------

Proceeds from mutual fund shares sold .....................   1,614,192           472,608           215,973           227,295
Cost of mutual fund shares sold ...........................  (1,233,355)         (455,144)         (218,348)         (206,471)
                                                             ----------        ----------        ----------        ----------
  Realized gain (loss) on investments .....................     380,837            17,464            (2,375)           20,824
Change in unrealized gain (loss) on investments ...........    (186,375)          328,475            (8,166)          (44,493)
                                                             ----------        ----------        ----------        ----------
  Net gain (loss) on investments ..........................     194,462           345,939           (10,541)          (23,669)
                                                             ----------        ----------        ----------        ----------
Reinvested capital gains ..................................     665,438           137,384            93,626            55,938
                                                             ----------        ----------        ----------        ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ....................     890,333           493,001            90,855            39,620
                                                             ----------        ----------        ----------        ----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .........................................   1,205,785         1,385,557           213,816           301,358
Transfers between funds ...................................     (95,415)          (94,161)         (146,863)          (37,418)
Redemptions ...............................................    (404,533)         (158,963)          (24,836)          (40,155)
Annuity benefits ..........................................          --                --                --                --
Annual contract maintenance charge (note 2) ...............      (3,916)           (2,538)             (292)              (96)
Contingent deferred sales charges (note 2) ................     (13,137)           (6,142)           (1,026)           (1,719)
Adjustments to maintain reserves ..........................          76                85                --                (3)
                                                             ----------        ----------        ----------        ----------
    Net equity transactions ...............................     688,860         1,123,838            40,799           221,967
                                                             ----------        ----------        ----------        ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....................   1,579,193         1,616,839           131,654           261,587
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...............   4,116,589         2,499,750           532,110           270,523
                                                             ----------        ----------        ----------        ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....................   5,695,782         4,116,589           663,764           532,110
                                                             ==========        ==========        ==========        ==========

                          NATIONWIDE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                         StTotRet                    TemForFd                     WPEmGro
                                                 -------------------------   -------------------------   -------------------------
                                                    1997          1996          1997          1996          1997          1996
                                                 -----------   -----------   -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................  $     9,509        13,647       141,805        80,441            --            --
Mortality, expense and administration
  charges (note 2) ............................      (18,949)      (11,311)      (59,161)      (28,515)      (49,041)      (15,475)
                                                 -----------   -----------   -----------   -----------   -----------   -----------
  Net investment activity .....................       (9,440)        2,336        82,644        51,926       (49,041)      (15,475)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

Proceeds from mutual fund shares sold .........      383,941       273,516       662,819       199,143     1,065,213       378,440
Cost of mutual fund shares sold ...............     (343,668)     (217,249)     (572,838)     (178,360)     (995,193)     (364,174)
                                                 -----------   -----------   -----------   -----------   -----------   -----------
  Realized gain (loss) on investments .........       40,273        56,267        89,981        20,783        70,020        14,266
Change in unrealized gain (loss) on investments      (72,806)     (104,974)     (364,660)      217,950       399,868        64,015
                                                 -----------   -----------   -----------   -----------   -----------   -----------
  Net gain (loss) on investments ..............      (32,533)      (48,707)     (274,679)      238,733       469,888        78,281
                                                 -----------   -----------   -----------   -----------   -----------   -----------
Reinvested capital gains ......................      333,588       157,730       373,056        49,305       263,613         6,092
                                                 -----------   -----------   -----------   -----------   -----------   -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      291,615       111,359       181,021       339,964       684,460        68,898
                                                 -----------   -----------   -----------   -----------   -----------   -----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................      396,146       248,080     1,244,024     1,679,003     1,083,873     1,557,725
Transfers between funds .......................       39,129       120,833       175,787       705,535        57,962     1,387,551
Redemptions ...................................     (178,732)      (24,476)     (209,477)      (45,681)     (298,254)      (48,828)
Annuity benefits ..............................           --            --            --            --            --            --
Annual contract maintenance charge (note 2) ...         (635)         (400)       (2,245)         (786)       (1,806)         (277)
Contingent deferred sales charges (note 2) ....       (4,415)         (626)       (6,278)       (1,257)      (10,397)         (546)
Adjustments to maintain reserves ..............          161            22           (47)           71            (4)         (184)
                                                 -----------   -----------   -----------   -----------   -----------   -----------
    Net equity transactions ...................      251,654       343,433     1,201,764     2,336,885       831,374     2,895,441
                                                 -----------   -----------   -----------   -----------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      543,269       454,792     1,382,785     2,676,849     1,515,834     2,964,339
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...    1,069,747       614,955     3,443,499       766,650     2,964,339            --
                                                 -----------   -----------   -----------   -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........  $ 1,613,016     1,069,747     4,826,284     3,443,499     4,480,173     2,964,339
                                                 ===========   ===========   ===========   ===========   ===========   ===========


See accompanying notes to financial statements.

                           NATIONWIDE VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996





(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              American Century: Benham Short-Term Government Fund (ACBenSTGvt)
                (formerly Twentieth Century Investors, Inc. - U.S. Governments Short-Term (TCUSGvt))

              American Century: Income & Growth Fund (ACIncGro)

              American Century: Twentieth Century Growth Fund (ACTCGro)
                (formerly Twentieth Century Investors, Inc. - Growth Investors (TCGroInv))

              American Century: Twentieth Century International Growth Fund
                (ACTCIntlGr) (formerly Twentieth Century World Investors, Inc.- International Equity (TCIntlEq))

              American Century: Twentieth Century Ultra Fund (ACTCUltra)
                (formerly Twentieth Century Investors, Inc. - Ultra Investors (TCUltra))

              Delaware Group Delchester High-Yield Bond Fund, Inc. -

                Delchester Fund Institutional Class (DeHYBd)

              Dreyfus A Bonds Plus, Inc. (DryABds)

              Dreyfus S&P 500 Index Fund (Dry500Ix)

              The Dreyfus Third Century Fund, Inc. (Dry3dCen)

              Evergreen Income and Growth Fund - Class Y (EvIncGro)
                (formerly The Evergreen Total Return Fund - Class Y (EvTotRet))

              Federated Investment Series Funds, Inc. - Federated Bond Fund -
                 Class F (FedBdFd)

              Fidelity Advisor Balanced Fund - Class T (FABal)
                (formerly Fidelity Advisor Income & Growth Fund - Class T (FAIncGr))

              Fidelity Advisor Equity Income Fund - Class T (FAEqInc)

              Fidelity Advisor Growth Opportunities Fund - Class T (FAGrOpp)

              Fidelity Advisor High Yield Fund - Class T (FAHiYld)

              Fidelity Asset Manager(TM) (FidAsMgr)

              Fidelity Capital & Income Fund (FidCapInc)
                (not available for additional purchase payments or exchanges after May 1, 1991)

              Fidelity Equity-Income Fund (FidEqInc)

              Fidelity Magellan(R) Fund (FidMgln)

              Fidelity Puritan(R) Fund (FidPurtn)

              Portfolio of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP); Fidelity VIP - High Income Portfolio (FidVIPHI) (not available for additional purchase payments or exchanges after December 1, 1993)

              Janus Fund (JanFund)

              Janus Twenty Fund (Jan20Fd)

              Janus Worldwide Fund (JanWrldwde)

              MFS(R) World Governments Fund - Class A (MFSWdGvt)

              Nationwide(R) Bond Fund (NWBdFd) (managed for a fee by an
                affiliated investment advisor)

              Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) Money Market Fund
               (NWMyMkt) (managed for a fee by an affiliated investment advisor)

              Nationwide(R) U.S. Government Income Fund (NWUSGvt)
               (managed for a fee by an affiliated investment advisor)

              Neuberger & Berman Guardian Fund (NBGuard)

              Neuberger & Berman Limited Maturity Bond Fund (NBLtdMat)

              Neuberger & Berman Partners Fund (NBPartFd)

              Oppenheimer Global Fund - Class A (OppGlob)

              Phoenix Balanced Fund Series - Class A (PhxBalFd)

              Strong Total Return Fund, Inc. (StTotRet)

              Templeton Foreign Fund - Class I (TemForFd)

              Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)

         At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current period presentation.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for contracts issued prior to January 1, 1993, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after January 1, 1993, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1997, for each series, in both the accumulation and payout phases.


                                                                                                            ANNUAL
     Contract owners' equity represented by:                 UNITS         UNIT VALUE                       RETURN
                                                            -------        ----------                       -------
       Contracts in accumulation phase:

         American Century: Benham
         Short-Term Government Fund:
            Tax qualified                                    138,808       $ 21.986961  $ 3,051,966            5%

         American Century: Income & Growth Fund:
            Tax qualified                                    135,424         14.002308    1,896,249           33%

         American Century: Twentieth Century
         Growth Fund:
            Tax qualified                                    158,492         65.572069   10,392,648           28%

         American Century: Twentieth Century
         International Growth Fund:
            Tax qualified                                     31,799         15.678789      498,570           18%

         American Century: Twentieth Century
         Ultra Fund:
            Tax qualified                                    660,821         16.780808   11,089,110           22%

         Delaware Group Delchester High-Yield
         Bond Fund, Inc. - Delchester Fund
         Institutional Class:
            Tax qualified                                     87,319         15.348845    1,340,246           13%

         Dreyfus A Bonds Plus, Inc.:
            Tax qualified                                    156,006         11.848519    1,848,440            8%

         Dreyfus S&P 500 Index Fund:
            Tax qualified                                    332,923         22.921661    7,631,148           31%

         The Dreyfus Third Century Fund, Inc.:
            Tax qualified                                     35,892         20.101260      721,474           28%

         Evergreen Income and Growth
         Fund - Class Y:
            Tax qualified                                     63,791         17.394044    1,109,583           24%

         Federated Investment Series Funds, Inc.  -
         Federated Bond Fund - Class F:
            Tax qualified                                     33,538         11.076983      371,500            9%

         Fidelity Advisor Balanced Fund - Class T:
            Tax qualified                                     13,345         13.150098      175,488           21%

         Fidelity Advisor Equity Income
         Fund - Class T:
            Tax qualified                                     84,318         14.355400    1,210,419           24%

         Fidelity Advisor Growth Opportunities
         Fund - Class T:
            Tax qualified                                    315,184         15.224094    4,798,391           27%

                                                                     (Continued)


         Fidelity Advisor High Yield Fund - Class T:
            Tax qualified                                    195,236         12.767617    2,492,698           14%

         Fidelity Asset Manager(TM):
            Tax qualified                                    244,272         15.016191    3,668,035           21%

         Fidelity Capital & Income Fund:
            Tax qualified                                     27,378         46.743425    1,279,741           13%

         Fidelity Equity-Income Fund:
            Tax qualified                                    245,733         70.928467   17,429,465           28%

         Fidelity Magellan(R) Fund:
            Tax qualified                                    655,202         22.253917   14,580,811           25%

         Fidelity Puritan(R) Fund:
            Tax qualified                                    599,590         19.778111   11,858,758           21%

         Fidelity VIP - High Income Portfolio:
            Tax qualified                                     10,793         25.310146      273,172           16%

         Janus Fund:
            Tax qualified                                    235,485         14.640570    3,447,635           21%

         Janus Twenty Fund:
            Tax qualified                                    312,701         18.897600    5,909,298           28%

         Janus Worldwide Fund:
            Tax qualified                                    323,968         12.268712    3,974,670           19%

         MFS(R) World Governments Fund - Class A:
            Tax qualified                                     20,631         36.509244      753,222           (1)%

         Nationwide(R) Bond Fund:
            Tax qualified                                     41,735         40.827520    1,703,937            8%
            Non-tax qualified                                    176         40.652493        7,155            8%

         Nationwide(R) Fund:
            Tax qualified                                     45,672         97.524886    4,454,157           38%
            Non-tax qualified                                    314        101.582074       31,897           38%

         Nationwide(R) Growth Fund:
            Tax qualified                                     46,513         93.947252    4,369,769           25%
            Non-tax qualified                                    229         99.196488       22,716           25%

         Nationwide(R) Money Market Fund:
            Tax qualified - Pre 12/25/82                      43,632         25.582330    1,116,208            4%
            Tax qualified                                    325,458         20.316392    6,612,132            4%
            Non-tax qualified                                    844         25.744006       21,728            4%

         Nationwide(R) U.S. Government
         Income Fund:
            Tax qualified                                      6,737         11.156351       75,160            8%

         Neuberger & Berman Guardian Fund:
            Tax qualified                                    448,443         17.024633    7,634,577           16%

         Neuberger & Berman Limited Maturity
         Bond Fund:
            Tax qualified                                     67,262         11.672986      785,148            5%

         Neuberger & Berman Partners Fund:
            Tax qualified                                    312,513         23.764888      7,426,836           28%

         Oppenheimer Global Fund - Class A:
            Tax qualified                                    262,844         21.669822      5,695,783           20%

         Phoenix Balanced Fund Series - Class A:
            Tax qualified                                     46,629         14.235004        663,764           17%

         Strong Total Return Fund, Inc.:
            Tax qualified                                     78,495         20.549313      1,613,018           23%

         Templeton Foreign Fund - Class I:
            Tax qualified                                    354,769         13.604014      4,826,282            5%

         Warburg Pincus Emerging Growth
         Fund - Common Shares:
            Tax qualified                                    316,835         14.140391      4,480,171           20%
                                                             =======         =========

      Reserves for annuity contracts in payout phase:
            Tax qualified                                                                     211,551
                                                                                         ------------
                                                                                         $163,554,726
                                                                                         ============


                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                            (in millions of dollars)


                                                                                                   December 31,
                                                                                        -----------------------------------
                                        ASSETS                                                1997               1996
                                        ------
                                                                                        -----------------   ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                               $13,204.1           $12,304.6
    Equity securities                                                                            80.4                59.1
  Mortgage loans on real estate, net                                                          5,181.6             5,272.1
  Real estate, net                                                                              311.4               265.8
  Policy loans                                                                                  415.3               371.8
  Other long-term investments                                                                    25.2                28.7
  Short-term investments                                                                        358.4                 4.8
                                                                                           ----------           ---------
                                                                                             19,576.4            18,306.9
                                                                                           ----------           ---------

Cash                                                                                            175.6                43.8
Accrued investment income                                                                       210.5               210.2
Deferred policy acquisition costs                                                             1,665.4             1,366.5
Investment in subsidiaries classified as discontinued operations                                  -                 485.7
Other assets                                                                                    438.4               426.5
Assets held in Separate Accounts                                                             37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims                                                           $18,702.8           $17,600.6
Other liabilities                                                                               885.6             1,101.1
Liabilities related to Separate Accounts                                                     37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                             57,312.8            45,628.4
                                                                                           ----------           ---------

Commitments and contingencies (notes 7 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    914.7               527.9
  Retained earnings                                                                           1,312.3             1,432.6
  Unrealized gains on securities available-for-sale, net                                        247.1               173.6
                                                                                           ----------           ---------
                                                                                              2,477.9             2,137.9
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                            (in millions of dollars)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1997            1996           1995
                                                                              -------------   -------------  --------------

Revenues:
  Investment product and universal life insurance product policy charges       $   545.2       $   400.9      $   286.6
  Traditional life insurance premiums                                              205.4           198.6          199.1
  Net investment income                                                          1,409.2         1,357.8        1,294.0
  Realized gains (losses) on investments                                            11.1            (0.3)          (1.7)
  Other                                                                             46.5            35.9           20.7
                                                                              ----------      ----------     ----------
                                                                                 2,217.4         1,992.9        1,798.7
                                                                              ----------      ----------     ----------
Benefits and expenses:
  Interest credited to policyholder account balances                             1,016.6           982.3          950.3
  Other benefits and claims                                                        178.2           178.3          165.2
  Policyholder dividends on participating policies                                  40.6            41.0           39.9
  Amortization of deferred policy acquisition costs                                167.2           133.4           82.7
  Other operating expenses                                                         384.9           342.4          273.0
                                                                              ----------      ----------     ----------
                                                                                 1,787.5         1,677.4        1,511.1
                                                                              ----------      ----------     ----------

    Income from continuing operations before federal income tax expense            429.9           315.5          287.6

Federal income tax expense                                                         150.2           110.9           99.8
                                                                              ----------      ----------     ----------

    Income from continuing operations                                              279.7           204.6          187.8

Income from discontinued operations (less federal income tax expense
  of $4.5 and $7.4 in 1996 and 1995, respectively)                                   -              11.3           24.7
                                                                              ----------      ----------     ----------

    Net income                                                                 $   279.7       $   215.9      $   212.5
                                                                              ==========      ==========     ==========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                            (in millions of dollars)


                                                                                          Unrealized
                                                                                            gains
                                                                                           (losses)
                                                           Additional                   on securities       Total
                                                Common       paid-in       Retained       available-    shareholder's
                                                 stock       capital       earnings     for-sale, net       equity
                                              ----------- ------------- -------------- ---------------- -------------
December 31, 1994                                 $3.8       $ 606.2       $1,378.2         $(119.7)       $1,868.5

  Capital contribution                             -            51.0            -              (4.1)           46.9
  Net income                                       -             -            212.5             -             212.5
  Dividends to shareholder                         -             -             (7.5)            -              (7.5)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -             508.1           508.1
                                              --------      --------       --------        --------       ---------
December 31, 1995                                  3.8         657.2        1,583.2           384.3          2628.5

  Net income                                       -             -            215.9             -             215.9
  Dividends to shareholder                         -          (129.3)        (366.5)          (39.8)         (535.6)
  Unrealized losses on securities available-
    for-sale, net                                  -             -              -            (170.9)         (170.9)
                                              --------      --------       --------        --------       ---------
December 31, 1996                                  3.8         527.9        1,432.6           173.6         2,137.9

  Capital contribution                             -           836.8            -               -             836.8
  Net income                                       -             -            279.7             -             279.7
  Dividends to shareholder                         -          (450.0)        (400.0)            -            (850.0)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -              73.5            73.5
                                              --------      --------       --------        --------       ---------
December 31, 1997                                 $3.8       $ 914.7       $1,312.3         $ 247.1        $2,477.9
                                              ========      ========       ========        ========       =========




See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                            (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     1997           1996            1995
                                                                                ------------------------------ ---------------

Cash flows from operating activities:
  Net income                                                                     $    279.7      $   215.9       $   212.5
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,016.6          982.3           950.3
      Capitalization of deferred policy acquisition costs                            (487.9)        (422.6)         (321.3)
      Amortization of deferred policy acquisition costs                               167.2          133.4            82.7
      Amortization and depreciation                                                    (2.0)           7.0            10.2
      Realized (gains) losses on invested assets, net                                 (11.1)          (0.3)            3.3
      (Increase) decrease in accrued investment income                                 (0.3)           2.8           (16.9)
      (Increase) decrease in other assets                                             (12.7)         (38.9)           39.9
      (Decrease) increase in policy liabilities                                       (23.1)        (151.0)          123.9
      Increase in other liabilities                                                   230.6          191.4            27.0
      Other, net                                                                      (10.9)         (61.7)            1.8
                                                                                -----------      ---------        --------
        Net cash provided by operating activities                                   1,146.1          858.3         1,113.4
                                                                                -----------      ---------        --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                             993.4        1,162.8           634.6
  Proceeds from sale of securities available-for-sale                                 574.5          299.6           107.3
  Proceeds from maturity of fixed maturity securities held-to-maturity                  -              -             564.4
  Proceeds from repayments of mortgage loans on real estate                           437.3          309.0           207.8
  Proceeds from sale of real estate                                                    34.8           18.5            48.3
  Proceeds from repayments of policy loans and sale of other invested assets           22.7           22.8            53.6
  Cost of securities available-for-sale acquired                                   (2,828.1)      (1,573.6)       (1,942.4)
  Cost of fixed maturity securities held-to-maturity acquired                           -              -            (593.6)
  Cost of mortgage loans on real estate acquired                                     (752.2)        (972.8)         (796.0)
  Cost of real estate acquired                                                        (24.9)          (7.9)          (10.9)
  Policy loans issued and other invested assets acquired                              (62.5)         (57.7)          (75.9)
  Short-term investments, net                                                        (354.8)          28.0            77.8
                                                                                -----------      ---------        --------
        Net cash used in investing activities                                      (1,959.8)        (771.3)       (1,725.0)
                                                                                -----------      ---------        --------

Cash flows from financing activities:
  Proceeds from capital contributions                                                 836.8            -               -
  Cash dividends paid                                                                   -            (50.0)           (7.5)
  Increase in investment product and universal life insurance
    product account balances                                                        2,488.5        1,781.8         1,883.7
  Decrease in investment product and universal life insurance
    product account balances                                                       (2,379.8)      (1,784.5)       (1,258.7)
                                                                                -----------      ---------        --------
        Net cash provided by (used in) financing activities                           945.5          (52.7)          617.5
                                                                                -----------      ---------        --------
Net increase in cash                                                                  131.8           34.3             5.9

Cash, beginning of year                                                                43.8            9.5             3.6
                                                                                -----------      ---------        --------

Cash, end of year                                                                $    175.6      $    43.8       $     9.5
                                                                                ===========      =========       =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1997, 1996 and 1995


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 11 and 15. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in subsidiaries classified as discontinued operations" in the accompanying consolidated balance sheets and "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $365.5 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 4.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 50% in 1997 (52% in 1996 and 54% in 1995) of the Company's life insurance in force, 77% in 1997 (78% in 1996 and 79% in 1995) of the number of life insurance policies in force, and 27% in 1997 (40% in 1996 and 47% in 1995) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 11 and 15.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 130 - REPORTING COMPREHENSIVE INCOME was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (k)  RECLASSIFICATION

              Certain items in the 1996 and 1995 consolidated financial statements have been reclassified to conform to the 1997 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                 cost           gains        losses       fair value
                                                                 --------------  ------------  -------------  ------------
             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     305.1    $     8.6      $    -        $     313.7
                 Obligations of states and political subdivisions          1.6          -             -                1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,800.7    $   498.3      $  (14.5)     $  13,284.5
                                                                  ============    =========     =========      ===========

             December 31, 1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     275.7    $     4.8      $   (1.3)     $     279.2
                 Obligations of states and political subdivisions          6.2          0.5           -                6.7
                 Debt securities issued by foreign governments           100.7          2.1          (0.9)           101.9
                 Corporate securities                                  7,999.3        285.9         (33.7)         8,251.5
                 Mortgage-backed securities                            3,589.0         91.4         (15.1)         3,665.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  11,970.9        384.7         (51.0)        12,304.6
               Equity securities                                          43.9         15.6          (0.4)            59.1
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,014.8    $   400.3      $  (51.4)     $  12,363.7
                                                                  ============    =========     =========      ===========


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                 Amortized        Estimated
             (in millions of dollars)                                               cost          fair value
                                                                              --------------      ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                            $     419.2      $     422.1
               Due after one year through five years                                  4,573.5          4,708.4
               Due after five years through ten years                                 2,772.6          2,879.7
               Due after ten years                                                    1,333.4          1,443.6
                                                                                  -----------      -----------
                                                                                      9,098.7          9,453.8
             Mortgage-backed securities                                               3,634.2          3,750.3
                                                                                  -----------      -----------
                                                                                  $  12,732.9      $  13,204.1
                                                                                  ===========      ===========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions of dollars)                                                1997          1996
                                                                                 -----------     ----------
             Gross unrealized gains                                                 $ 483.8        $349.0
             Adjustment to deferred policy acquisition costs                         (103.7)        (81.9)
             Deferred federal income tax                                             (133.0)        (93.5)
                                                                                   --------       -------
                                                                                    $ 247.1        $173.6
                                                                                   ========       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


             (in millions of dollars)                                         1997          1996           1995
                                                                          -----------   -------------   -----------
             Securities available-for-sale:
               Fixed maturity securities                                      $137.5       $(289.2)       $876.3
               Equity securities                                                (2.7)          8.9           -
             Fixed maturity securities held-to-maturity                          -             -            75.6
                                                                             -------       -------       -------
                                                                              $134.8       $(280.3)      $ 951.9
                                                                             =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $574.5 million, $299.6 million and $107.3 million, respectively. During 1997, gross gains of $9.9 million ($6.6 million and $4.8 million in 1996 and 1995, respectively) and gross losses of $18.0 million ($6.9 million and $2.1 million in 1996 and 1995, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25.4 million to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3.5 million.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995, the Company transferred nearly all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3.32 billion, resulting in a gross unrealized gain of $155.9 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million ($51.8 million as of December 31, 1996), which includes $3.9 million ($41.7 million as of December 31, 1996) of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million ($8.5 million as of December 31, 1996) and $16.0 million ($10.1 million as of December 31,
         1996) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $31.8 million ($39.7 million in 1996) and interest income recognized on those loans was $1.0 million ($2.1 million in 1996), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                               1997          1996
                                                                                ------------- -------------
             Allowance, beginning of year                                            $51.0         $49.1
               (Reductions) additions charged to operations                           (1.2)          4.5
               Direct write-downs charged against the allowance                       (7.3)         (2.6)
                                                                                    ------        ------
             Allowance, end of year                                                  $42.5         $51.0
                                                                                    ======        ======

         Real estate is presented at cost less accumulated depreciation of $45.1 million as of December 31, 1997 ($30.3 million as of December 31, 1996) and valuation allowances of $11.1 million as of December 31, 1997 ($15.2 million as of December 31, 1996).

         Investments that were non-income producing for the twelve month period preceding December 31, 1997 amounted to $19.4 million ($26.8 million for 1996) and consisted of $3.0 million ($0.2 million in 1996) in securities available-for-sale, $16.4 million ($20.6 million in 1996) in real estate and none ($5.9 million in 1996) in other long-term investments.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1997             1996           1995
                                                                        -----------      ---------      ---------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  911.6        $  917.1       $  685.8
                 Equity securities                                             0.8             1.3            1.3
               Fixed maturity securities held-to-maturity                      -               -            201.8
               Mortgage loans on real estate                                 457.7           432.8          395.5
               Real estate                                                    42.9            44.3           38.3
               Short-term investments                                         22.7             4.2           10.6
               Other                                                          21.0             4.0            7.2
                                                                          --------        --------       --------
                   Total investment income                                 1,456.7         1,403.7        1,340.5
             Less investment expenses                                         47.5            45.9           46.5
                                                                          --------        --------       --------
                   Net investment income                                  $1,409.2        $1,357.8       $1,294.0
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                       1997            1996           1995
                                                                         ---------       ---------       --------
             Securities available-for-sale:
               Fixed maturity securities                                    $ 3.6           $(3.5)         $ 4.2
               Equity securities                                              2.7             3.2            3.4
             Mortgage loans on real estate                                    1.6            (4.1)          (7.1)
             Real estate and other                                            3.2             4.1           (2.2)
                                                                           ------          ------         ------
                                                                            $11.1           $(0.3)         $(1.7)
                                                                           ======          ======         ======

         Fixed maturity securities with an amortized cost of $6.2 million as of December 31, 1997 and 1996 were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for investment contracts represents approximately 86% and 87% of the total liability for future policy benefits as of December 31, 1997 and 1996, respectively. The average interest rate credited on investment product policies was approximately 6.1%, 6.3% and 6.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              INTEREST RATES: Interest rates vary by issue year and were 6.9% and 6.6% in 1997 and 1996, respectively. Interest rates have generally ranged from 6.0% to 10.5% for previous issue years.

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $220.2 million and $240.5 million as of December 31, 1997 and 1996, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 11. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.


(5)      FEDERAL INCOME TAX

         The Company's current federal income tax liability was $60.1 million and $30.2 million as of December 31, 1997 and 1996, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows:

             (in millions of dollars)                                        1997            1996
                                                                          ----------      ----------
             Deferred tax assets:
               Future policy benefits                                       $200.1          $183.0
               Liabilities in Separate Accounts                              242.0           188.4
               Mortgage loans on real estate and real estate                  19.0            23.4
               Other assets and other liabilities                             59.2            53.7
                                                                           -------          ------
                 Total gross deferred tax assets                             520.3           448.5
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                           -------          ------
                 Net deferred tax assets                                     513.3           441.5
                                                                           -------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             480.5           399.3
               Fixed maturity securities                                     193.3           133.2
               Deferred tax on realized investment gains                      40.1            37.6
               Equity securities and other long-term investments               7.5             8.2
               Other                                                          22.2            25.4
                                                                           -------          ------
                 Total gross deferred tax liabilities                        743.6           603.7
                                                                           -------          ------
                 Net deferred tax liability                                 $230.3          $162.2
                                                                           =======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1997, 1996 and 1995.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1997            1996            1995
                                                                   ---------       ---------       ---------
           Currently payable                                         $121.7          $116.5           $88.7
           Deferred tax expense (benefit)                              28.5            (5.6)           11.1
                                                                     ------          ------          ------
                                                                     $150.2          $110.9           $99.8
                                                                     ======          ======          ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           1997                     1996                     1995
                                                   ----------------------   ----------------------   ----------------------
         (in millions of dollars)                     Amount        %          Amount        %          Amount        %
                                                   ----------------------   ------------- --------   ------------- --------
         Computed (expected) tax expense               $150.5      35.0         $110.4      35.0         $100.6      35.0
         Tax exempt interest and dividends
           received deduction                             -         0.0           (0.2)     (0.1)           -         0.0
         Other, net                                      (0.3)     (0.1)           0.7       0.3           (0.8)     (0.3)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $150.2      34.9         $110.9      35.2         $ 99.8      34.7
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $91.8 million, $115.8 million and $51.8 million during the years ended December 31, 1997, 1996 and 1995, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(6)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 13.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                         1997                              1996
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------

               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $13,204.1      $13,204.1         $12,304.6       $12,304.6
                     Equity securities                               80.4           80.4              59.1            59.1
                   Mortgage loans on real estate, net             5,181.6        5,509.7           5,272.1         5,397.9
                   Policy loans                                     415.3          415.3             371.8           371.8
                   Short-term investments                           358.4          358.4               4.8             4.8
                 Cash                                               175.6          175.6              43.8            43.8
                 Assets held in Separate Accounts                37,724.4       37,724.4          26,926.7        26,926.7

               Liabilities:
                 Investment contracts                            14,708.2       14,322.1          13,914.4        13,484.5
                 Policy reserves on life insurance contracts      3,345.4        3,182.4           3,392.8         3,197.5
                 Liabilities related to Separate Accounts        37,724.4       36,747.0          26,926.7        26,164.2




(7)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduce demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $341.4 million extending into 1998 were outstanding as of December 31, 1997. The Company also had $63.9 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1997.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (21% in 1996) in any geographic area and no more than 2% (2% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997, 46% (44% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1997 and 1996. See note 4.

(8)      PENSION PLAN

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $7.5 million, $7.4 million and $10.5 million, respectively.

         The Company had no net accrued pension expense as of December 31, 1997 ($1.1 million as of December 31, 1996).

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

              (in millions of dollars)                                   1997             1996              1995
                                                                     -----------      -----------       -----------

              Service cost (benefits earned during the period)        $   77.3         $   75.5          $   64.5
              Interest cost on projected benefit obligation              118.6            105.5              95.3
              Actual return on plan assets                              (328.0)          (210.6)           (249.3)
              Net amortization and deferral                              196.4            101.8             143.4
                                                                      --------         --------          --------
                                                                      $   64.3         $   72.2          $   53.9
                                                                      ========         ========          ========

         Basis for measurements, net periodic pension cost:


                                                                        1997             1996              1995
                                                                    -----------      -----------       -----------

              Weighted average discount rate                           6.50%            6.00%             7.50%
              Rate of increase in future compensation levels           4.75%            4.25%             6.25%
              Expected long-term rate of return on plan assets         7.25%            6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

              (in millions of dollars)                                           1997              1996
                                                                             -----------       -----------
              Accumulated benefit obligation:
                Vested                                                         $1,547.5          $1,338.6
                Nonvested                                                          13.5              11.1
                                                                               --------         ---------
                                                                               $1,561.0          $1,349.7
                                                                               ========         =========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date     $2,033.8          $1,847.8
                Plan assets at fair value                                       2,212.9           1,947.9
                                                                              ---------         ---------
                  Plan assets in excess of projected benefit obligation           179.1             100.1
                Unrecognized prior service cost                                    34.7              37.9
                Unrecognized net gains                                           (330.7)           (202.0)
                Unrecognized net asset at transition                               33.3              37.2
                                                                              ---------         ---------
                                                                              $   (83.6)        $   (26.8)
                                                                              =========         =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Basis for measurements, funded status of plan:

                                                                                1997              1996
                                                                             -----------       -----------

              Weighted average discount rate                                   6.00%             6.50%
              Rate of increase in future compensation levels                   4.25%             4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

(9)      POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $36.5 million and $34.9 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $3.0 million, $3.3 million and $3.1 million, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:


             (in millions of dollars)                                                         1997             1996
                                                                                          -----------       -----------
             Accrued postretirement benefit expense:
               Retirees                                                                    $   93.3          $   93.0
               Fully eligible, active plan participants                                        31.6              23.7
               Other active plan participants                                                 113.0              84.0
                                                                                           --------          --------
                 Accumulated postretirement benefit obligation                                237.9             200.7
               Plan assets at fair value                                                       69.2              63.0
                                                                                           --------          --------
                 Plan assets less than accumulated postretirement benefit obligation         (168.7)           (137.7)
               Unrecognized transition obligation of affiliates                                 1.5               1.7
               Unrecognized net losses (gains)                                                  1.6             (23.2)
                                                                                           --------          --------
                                                                                            $(165.6)          $(159.2)
                                                                                           ========          ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

             (in millions of dollars)                            1997          1996          1995
                                                              -----------   ------------  ------------
             Service cost (benefits attributed to employee
               service during the year)                          $  7.0        $  6.5        $  6.2
             Interest cost on accumulated postretirement
               benefit obligation                                  14.0          13.7          14.2
             Actual return on plan assets                          (3.6)         (4.3)         (2.7)
             Amortization of unrecognized transition
               obligation of affiliates                             0.2           0.2           3.0
             Net amortization and deferral                         (0.5)          1.8          (1.6)
                                                                -------        ------        ------
                                                                  $17.1         $17.9         $19.1
                                                                =======        ======        ======

         Actuarial assumptions used for the measurement of the APBO and the NPPBC for 1997, 1996 and 1995 were as follows:

                                                                 1997          1996          1995
                                                              -----------   -----------   -----------
             APBO:
               Discount rate                                  6.70%         7.25%         6.75%
               Assumed health care cost trend rate:
                 Initial rate                                12.13%        11.00%        11.00%
                 Ultimate rate                                6.12%         6.00%         6.00%
                 Uniform declining period                   12 Years      12 Years      12 Years

             NPPBC:
               Discount rate                                  7.25%         6.65%         8.00%
               Long term rate of return on plan
                 assets, net of tax                           5.89%         4.80%         8.00%
               Assumed health care cost trend rate:
                 Initial rate                                11.00%        11.00%        10.00%
                 Ultimate rate                                6.00%         6.00%         6.00%
                 Uniform declining period                    12 Years      12 Years      12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $0.4 million and have no impact on the NPPBC for the year ended December 31, 1997.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The statutory capital and surplus of NLIC as of December 31, 1997, 1996 and 1995 was $1.13 billion, $1.00 billion and $1.36 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1997, 1996 and 1995 was $111.7 million, $73.2 million and $86.5 million, respectively.

         As a result of the $850.0 million dividend paid on February 24, 1997, any dividend paid by NLIC during the twelve-month period immediately following the $850.0 million dividend would be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval. The Company has no reason to believe that any reasonably foreseeable dividend to be paid by NLIC would not receive the required approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $8.4 million, $9.1 million and $9.0 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $85.8 million, $101.6 million and $107.1 million in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $20.5 million and $15.1 million as of December 31, 1997 and 1996, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1997 and 1996 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1997 and 1996 were:


                                                                   1997                          1996
                                                        ----------------------------  ----------------------------
             (in millions of dollars)                       NMIC          ELICW           NMIC          ELICW
                                                        -------------- -------------  ----------------------------
             Premiums                                       $ 91.4         $199.8         $ 97.3        $224.2
             Net investment income and other revenue        $ 10.7         $ 13.4         $ 10.9        $ 14.8
             Benefits, claims and other expenses            $100.7         $225.9         $100.5        $246.6


         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $211.0 million and $4.8 million as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46.9 million. As discussed in note 15, WCLIC is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1997 were $66.1 million, $76.9 million and $57.3 million, respectively.

(12)     BANK LINES OF CREDIT

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     CONTINGENCIES

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(14)     SEGMENT INFORMATION

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses and investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         The following table summarizes revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

              (in millions of dollars)                                         1997               1996             1995
                                                                           -------------      ------------     ------------
              Revenues:
                  Variable Annuities                                         $    404.0        $    284.6       $    189.1
                  Fixed Annuities                                               1,141.4           1,092.6          1,052.0
                  Life Insurance                                                  473.1             435.6            409.1
                  Corporate and Other                                             198.9             180.1            148.5
                                                                            -----------        ----------       ----------
                                                                             $  2,217.4        $  1,992.9       $  1,798.7
                                                                            ===========        ==========       ==========

              Income from continuing operations before federal income tax expense:
                  Variable Annuities                                         $    150.9        $     90.3       $     50.8
                  Fixed Annuities                                                 169.5             135.4            137.0
                  Life Insurance                                                   70.9              67.2             67.6
                  Corporate and Other                                              38.6              22.6             32.2
                                                                            -----------        ----------       ----------
                                                                             $    429.9        $    315.5       $    287.6
                                                                            ===========        ==========       ==========

              Assets:
                  Variable Annuities                                         $ 35,278.7        $ 25,069.7       $ 17,333.0
                  Fixed Annuities                                              14,436.3          13,994.7         13,250.4
                  Life Insurance                                                3,901.4           3,353.3          3,027.4
                  Corporate and Other                                           6,174.3           5,348.6          4,896.8
                                                                            -----------        ----------       ----------
                                                                             $ 59,790.7        $ 47,766.3       $ 38,507.6
                                                                            ===========        ==========       ==========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(15)     DISCONTINUED OPERATIONS

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 11 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1997, 1996 and 1995 is as follows:


             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- ------------

             Revenues                                                             $    -         $   668.9     $   776.9
             Net income                                                           $    -         $    11.3     $    24.7

         A summary of the assets and liabilities of discontinued operations as of December 31, 1997, 1996 and 1995 is as follows:

             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- -------------

             Assets, consisting primarily of investments                            $247.3        $3,288.5      $3,206.7
             Liabilities, consisting primarily of policy benefits and claims        $247.3        $2,802.8      $2,700.0

PART C. OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

                                                                                Page
              (a) Financial Statements:

                  (1) Financial statements included in Prospectus
                      (Part A)
                      Condensed Financial Information.                            17

                  (2) Financial statements included in Part B: Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).


              Nationwide Variable Account:
                      Independent Auditors' Report.                               57
                      Statement of Assets, Liabilities and Contract
                      Owners' Equity as of December 31, 1997.                     58
                      Statements of Operations and Changes in
                      Contract Owners' Equity for the years ended
                      December 31, 1997 and 1996.                                 60
                      Notes to Financial Statements.                              70

              Nationwide Life Insurance Company:
                      Independent Auditors' Report.                               76
                      Consolidated Balance Sheets as of December
                      31, 1997 and 1996.                                          77
                      Consolidated Statements of Income for the
                      years ended December 31, 1997, 1996 and
                      1995.                                                       78
                      Consolidated Statements of Shareholder's
                      Equity for the years ended December 31,
                      1997, 1996 and 1995.                                        79
                      Consolidated Statements of Cash Flows for
                      the years ended December 31, 1997, 1996
                      and 1995.                                                   80
                      Notes to Consolidated Financial Statements.                 81
                      Schedule I - Consolidated Summary of Investments - Other
                      Than Investments in Related Parties                        123
                      Schedule III - Supplementary Insurance
                      Information                                                124
                      Schedule IV - Reinsurance                                  125
                      Schedule V - Valuation and Qualifying Accounts             126



                                   100 of 127

Item 24.      (b) Exhibits

                      (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement, (File No. 2-58043), and hereby incorporated by reference.

                      (2)    Not Applicable

                      (3) Underwriting or Distribution of Contracts between the Registrant and Principal Underwriter - Filed previously with the Registration Statement, (File No. 2-58043), and hereby incorporated by reference.

                      (4) The form of the variable annuity contract - Filed previously with the Registration Statement (File No. 2-58043), and hereby incorporated by reference.

                      (5)    Variable Annuity Application - Attached hereto.

                      (6) Articles of Incorporation of Depositor -Filed previously with the Registration Statement (File No. 2-58043), and hereby incorporated by reference.

                      (7)    Not Applicable

                      (8)    Not Applicable

                      (9) Opinion of Counsel - Filed previously with the Registration Statement (File No. 2-58043) and hereby incorporated by reference.

                      (10)   Not Applicable

                      (11)   Not Applicable

                      (12)   Not Applicable

                      (13)   Not Applicable


                                   101 of 127

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR


                    NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                     BUSINESS ADDRESS                                 WITH DEPOSITOR

                   Lewis J. Alphin                                        Director
                   519 Bethel Church Road
                   Mount Olive, NC  28365

                   A. I. Bell                                             Director
                   4121 North River Road West
                   Zanesville, OH 43701

                   Keith W. Eckel                                         Director
                   1647 Falls Road
                   Clarks Summit, PA 18411

                   Willard J. Engel                                       Director
                   300 East Marshall Street
                   Marshall, MN 56258

                   Fred C. Finney                                         Director
                   1558 West Moreland Road
                   Wooster, OH 44691

                   Charles L. Fuellgraf, Jr.                              Director
                   600 South Washington Street
                   Butler, PA  16001

                   Joseph J. Gasper                         President and Chief Operating Officer
                   One Nationwide Plaza                                 and Director
                   Columbus, OH  43215

                   Dimon R. McFerson                        Chairman and Chief Executive Officer-
                   One Nationwide Plaza                        Nationwide Insurance Enterprise
                   Columbus, OH  43215                                  and Director

                   David O. Miller                           Chairman of the Board and Director
                   115 Sprague Drive
                   Hebron, OH 43025

                   Yvonne L. Montgomery                                   Director
                   2859 Paces Ferry Road
                   Atlanta, GA 30339

                   C. Ray Noecker                                         Director
                   2770 Winchester Southern S.
                   Ashville, OH 43103

                   James F. Patterson                                     Director
                   8765 Mulberry Road
                   Chesterland, OH  44026



                                   102 of 127

                    NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                     BUSINESS ADDRESS                                 WITH DEPOSITOR

                   Arden L. Shisler                                       Director
                   1356 North Wenger Road
                   Dalton, OH  44618

                   Robert L. Stewart                                      Director
                   88740 Fairview Road
                   Jewett, OH  43986

                   Nancy C. Thomas                                        Director
                   10835 Georgetown Street NE
                   Louisville, OH  44641

                   Harold W. Weihl                                        Director
                   14282 King Road
                   Bowling Green, OH  43402

                   Dennis W. Click                              Vice President and Secretary
                   One Nationwide Plaza
                   Columbus, OH  43215

                   Robert A. Oakley                               Executive Vice President-
                   One Nationwide Plaza                            Chief Financial Officer
                   Columbus, OH  43215

                   Robert J. Woodward Jr.                         Executive Vice President
                   One Nationwide Plaza                           Chief Investment Officer
                   Columbus, OH 43215

                   W. Sidney Druen                            Senior Vice President and General
                   One Nationwide Plaza                        Counsel and Assistant Secretary
                   Columbus, OH  43215

                   Harvey S. Galloway, Jr.                  Senior Vice President-Chief Actuary-
                   One Nationwide Plaza                          Life, Health and Annuities
                   Columbus, OH  43215

                   Richard A. Karas                            Senior Vice President - Sales -
                   One Nationwide Plaza                              Financial Services
                   Columbus, OH  43215

                   Susan A. Wolken                              Senior Vice President - Life
                   One Nationwide Plaza                              Company Operations
                   Columbus, OH 43215

                   Michael D. Bleiweiss                                Vice President-
                   One Nationwide Plaza                         Individual Annuity Operations
                   Columbus, OH  43215



                                   103 of 127

                    NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                     BUSINESS ADDRESS                                 WITH DEPOSITOR

                   Matthew S. Easley                                  Vice President -
                   One Nationwide Plaza                  Life Marketing and Administrative Services
                   Columbus, OH  43215

                   Timothy E. Murphy                                   Vice President-
                   One Nationwide Plaza                              Strategic Marketing
                   Columbus, Ohio  43215

                   R. Dennis Noice                                     Vice President-
                   One Nationwide Plaza                               Retail Operations
                   Columbus, OH  43215

                   Joseph P. Rath
                   One Nationwide Plaza                                Vice President
                   Columbus, OH  43215



Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

               * Subsidiaries for which separate financial statements are filed

               ** Subsidiaries included in the respective consolidated financial statements

               *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

               **** other subsidiaries



                                   104 of 127

                                                               NO. VOTING
                                                               SECURITIES
                                              STATE           (SEE ATTACHED
                                         OF ORGANIZATION      CHART) UNLESS
               COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                INDICATED
Affiliate Agency, Inc.                       Delaware                         Life Insurance Agency
Affiliate Agency of Ohio, Inc.                 Ohio                           Life Insurance Agency
Allnations, Inc.                               Ohio                           Promotes cooperative insurance corporations
                                                                              worldwide
American Marine Underwriters, Inc.           Florida                          Underwriting Manager
Auto Direkt Insurance Company                Germany                          Insurance Company
The Beak and Wire Corporation                  Ohio                           Radio Tower Joint Venture
California Cash Management Company          California                        Inactive
Colonial County Mutual Insurance              Texas                           Insurance Company
Company
Colonial Insurance Company of               Wisconsin                         Insurance Company
Wisconsin
Columbus Insurance Brokerage and             Germany                          Insurance Broker
Service GMBH
Companies Agency, Inc.                      Wisconsin                         Insurance Broker
Companies Agency Insurance Services         California                        Insurance  Broker
of California
Companies Agency of Alabama, Inc.            Alabama                          Insurance Broker
Companies Agency of Georgia, Inc.            Georgia                          Insurance Broker
Companies Agency of Idaho, Inc.               Idaho                           Insurance Broker
Companies Agency of Kentucky, Inc.           Kentucky                         Insurance Broker
Companies Agency of Massachusetts,        Massachusetts                       Insurance Broker
Inc.
Companies Agency of New York, Inc.           New York                         Insurance Broker
Companies Agency of Pennsylvania, Inc.     Pennsylvania                       Insurance Broker
Companies Agency of Phoenix, Inc.            Arizona                          Insurance Broker
Companies Agency of Texas, Inc.               Texas                           Local Recording Agent (P&C)
Companies Annuity Agency of Texas,            Texas                           Group and Variable Contract Agent
Inc.
Cooperative Service Company                  Nebraska                         Insurance Agency
Countrywide Services Corporation             Delaware                         Products Liability, Investigative and Claims
                                                                              Management Services
EMPLOYERS INSURANCE OF WAUSAU A             Wisconsin                         Mutual Insurance Company
Mutual Company



                                   105 of 127

                                                               NO. VOTING
                                                               SECURITIES
                                              STATE           (SEE ATTACHED
                                         OF ORGANIZATION      CHART) UNLESS
               COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                INDICATED
**  Employers Life Insurance Company of         Wisconsin                         Life Insurance Company
    Wausau
    F & B, Inc.                                    Iowa                           Insurance Agency
    Farmland Mutual Insurance Company              Iowa                           Mutual Insurance Company
    Financial Horizons Distributors              Alabama                          Life Insurance Agency
    Agency of Alabama, Inc.
    Financial Horizons Distributors                Ohio                           Life Insurance Agency
    Agency of Ohio, Inc.
    Financial Horizons Distributors              Oklahoma                         Life Insurance Agency
    Agency of Oklahoma, Inc.
    Financial Horizons Distributors               Texas                           Life Insurance Agency
    Agency of Texas, Inc.
 *  Financial Horizons Investment Trust       Massachusetts                       Investment Company
    Financial Horizons Securities                Oklahoma                         Broker Dealer
    Corporation
    Gates, McDonald & Company                      Ohio                           Cost Control Business
    Gates, McDonald & Company of Nevada           Nevada                          Self-Insurance Administration Claims
                                                                                  Examinations and Data Processing Services
    Gates, McDonald & Company of New             New York                         Workers Compensation Claims Administration
    York, Inc.
    Gates McDonald Health Plus, Inc.               Ohio                           Managed Care Organization
    Greater La Crosse Health Plans, Inc.        Wisconsin                         Commercial Health and Medicare Supplement
                                                                                  Insurance
    Insurance Intermediaries, Inc.                 Ohio                           Insurance Broker and Insurance Agency
    Irvin L. Schwartz and Associates, Inc.         Ohio                           Insurance Agency
    Key Health Plan, Inc.                       California                        Pre-paid Health Plans
    Landmark Financial Services of New           New York                         Life Insurance Agency
    York, Inc.
    Leben Direkt Insurance Company               Germany                          Life Insurance Company
    Lone Star General Agency, Inc.                Texas                           Insurance Agency
**  MRM Investments, Inc.                          Ohio                           Owns and Operates a Recreational Ski Facility
**  National Casualty Company                   Wisconsin                         Insurance Company
    National Casualty Company of America,     Great Britain                       Insurance Company
    Ltd.
**  National Premium and Benefit                 Delaware                         Insurance Administrative Services
    Administration Company
**  Nationwide Advisory Services, Inc.             Ohio                           Registered Broker-Dealer, Investment Manager
                                                                                  and Administrator



                                   106 of 127

                                                               NO. VOTING
                                                               SECURITIES
                                              STATE           (SEE ATTACHED
                                         OF ORGANIZATION      CHART) UNLESS
               COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                INDICATED
   Nationwide Agency, Inc.                        Ohio                           Insurance Agency
   Nationwide Agribusiness Insurance              Iowa                           Insurance Company
   Company
   Nationwide Asset Allocation Trust         Massachusetts                       Investment Company
   Nationwide Cash Management Company             Ohio                           Investment Securities Agent
   Nationwide Community Urban                     Ohio                           Redevelopment of blighted areas within the
   Redevelopment Corporation                                                     City of Columbus, Ohio
   Nationwide Corporation                         Ohio                           Organized for the purpose of acquiring,
                                                                                 holding, encumbering, transferring, or
                                                                                 otherwise disposing of shares, bonds, and other
                                                                                 evidences of indebtedness, securities, and
                                                                                 contracts of other persons, associations,
                                                                                 corporations, domestic or foreign and to form
                                                                                 or acquire the control of other corporations
   Nationwide/Dispatch LLC                        Ohio                           Engaged in related Arena development Activity
   Nationwide Financial Institution             Delaware                         Insurance Agency
   Distributors Agency, Inc.
   Nationwide Financial Services Capital        Delaware                         Statutory Business Trust
   Trust
   Nationwide Financial Services, Inc.          Delaware                         Organized for the purpose of acquiring,
                                                                                 holding, encumbering, transferring, or
                                                                                 otherwise disposing of shares, bonds, and other
                                                                                 evidences of indebtedness, securities, and
                                                                                 contracts of other persons, associations,
                                                                                 corporations, domestic or foreign and to form
                                                                                 or acquire the control of other corporations
   Nationwide General Insurance Company           Ohio                           Insurance Company
   Nationwide Global Holdings, Inc.               Ohio                           Holding Company for Enterprise International
                                                                                 Operations
   Nationwide Health Plans, Inc.                  Ohio                           Health Maintenance Organization
*  Nationwide Indemnity Company                   Ohio                           Reinsurance Company
   Nationwide Insurance Enterprise                Ohio                           Membership Non-Profit Corporation
   Foundation
   Nationwide Insurance Enterprise                Ohio                           Performs shares services functions for the
   Services, Ltd.                                                                Enterprise
   Nationwide Insurance Golf Charities,           Ohio                           Membership Non-Profit Corporation
   Inc.
   Nationwide Investing Foundation              Michigan                         Investment Company
*  Nationwide Investing                      Massachusetts                       Investment Company
   Foundation II
   Nationwide Investing Foundation III            Ohio                           Investment Company


                                   107 of 127

                                                               NO. VOTING
                                                               SECURITIES
                                              STATE           (SEE ATTACHED
                                         OF ORGANIZATION      CHART) UNLESS
               COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                INDICATED
    Nationwide Investment Services               Oklahoma                         Registered Broker-Dealer in Deferred
    Corporation                                                                   Compensation Market
    Nationwide Investors Services, Inc.            Ohio                           Stock Transfer Agent
**  Nationwide Life and Annuity Insurance          Ohio                           Life Insurance Company
    Company
**  Nationwide Life Insurance Company              Ohio                           Life Insurance Company
    Nationwide Lloyds                             Texas                           Texas Lloyds Company
    Nationwide  Management Systems, Inc.           Ohio                           Offers Preferred Provider Organization and
                                                                                  Other Related Products and Services
    Nationwide Mutual Fire Insurance               Ohio                           Mutual Insurance Company
    Company
    Nationwide Mutual Insurance Company            Ohio                           Mutual Insurance Company
    Nationwide Properties, Ltd.                    Ohio                           Develops, owns and operates real estate and
                                                                                  real estate investments
    Nationwide Property and Casualty               Ohio                           Insurance Company
    Insurance Company
    Nationwide Realty Investors, Ltd.              Ohio                           Develops, owns and operates real estate and
                                                                                  real estate investments
 *  Nationwide Separate Account Trust         Massachusetts                       Investment Company
    NEA Valuebuilder Investor Services,          Delaware                         Life Insurance Agency
    Inc.
    NEA Valuebuilder Investor Services of        Alabama                          Life Insurance Agency
    Alabama, Inc.
    NEA Valuebuilder Investor Services of        Arizona                          Life Insurance Agency
    Arizona, Inc.
    NEA Valuebuilder Investor Services of        Montana                          Life Insurance Agency
    Montana, Inc.
    NEA Valuebuilder Investor Services of         Nevada                          Life Insurance Agency
    Nevada, Inc.
    NEA Valuebuilder Investor Services of          Ohio                           Life Insurance Agency
    Ohio, Inc.
    NEA Valuebuilder Investor Services of        Oklahoma                         Life Insurance Agency
    Oklahoma, Inc.
    NEA Valuebuilder Investor Services of         Texas                           Life Insurance Agency
    Texas, Inc.
    NEA Valuebuilder Investor Services of        Wyoming                          Life Insurance Agency
    Wyoming, Inc.
    NEA Valuebuilder Services Insurance       Massachusetts                       Life Insurance Agency
    Agency, Inc.
    Neckura General Insurance Company            Germany                          Insurance Company
    Neckura Holding Company                      Germany                          Administrative Service for Neckura Insurance
                                                                                  Group
    Neckura Insurance Company                    Germany                          Insurance Company
    Neckura Life Insurance Company               Germany                          Life Insurance Company



                                   108 of 127

                                                               NO. VOTING
                                                               SECURITIES
                                              STATE           (SEE ATTACHED
                                         OF ORGANIZATION      CHART) UNLESS
               COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                INDICATED
    NWE, Inc.                                      Ohio                           Special Investments
    PEBSCO of Massachusetts Insurance         Massachusetts                       Markets and Administers Deferred Compensation
    Agency, Inc.                                                                  Plans for Public Employees
    PEBSCO of Texas, Inc.                         Texas                           Markets and Administers Deferred Compensation
                                                                                  Plans for Public Employees
    Pension Associates of Wausau, Inc.          Wisconsin                         Pension plan administration, record keeping
                                                                                  and consulting and compensation consulting
    Physicians Plus Insurance Corporation       Wisconsin                         Health Maintenance Organization
    Prevea Health Insurance Plan, Inc.          Wisconsin                         Health Maintenance Organization
    Public Employees Benefit Services            Delaware                         Markets and Administers Deferred Compensation
    Corporation                                                                   Plans for Public Employees
    Public Employees Benefit Services            Alabama                          Markets and Administers Deferred Compensation
    Corporation of Alabama                                                        Plans for Public Employees
    Public Employees Benefit Services            Arkansas                         Markets and Administers Deferred Compensation
    Corporation of Arkansas                                                       Plans for Public Employees
    Public Employees Benefit Services            Montana                          Markets and Administers Deferred Compensation
    Corporation of Montana                                                        Plans for Public Employees
    Public Employees Benefit Services           New Mexico                        Markets and Administers Deferred Compensation
    Corporation of New Mexico                                                     Plans for Public Employees
    Scottsdale Indemnity Company                   Ohio                           Insurance Company
    Scottsdale Insurance Company                   Ohio                           Insurance Company
    Scottsdale Surplus Lines Insurance           Arizona                          Excess and Surplus Lines Insurance Company
    Company
    SVM Sales GmbH, Neckura Insurance            Germany                          Sales support for Neckura Insurance Group
    Group
    TIG Countrywide Insurance Group             California                        Independent Agency Personal Lines Underwriter
    Wausau (Bermuda) Ltd.                        Bermuda                          Rent-a-captive Reinsurer
    Wausau Business Insurance Company           Wisconsin                         Insurance Company
    Wausau General Insurance Company             Illinois                         Insurance Company
    Wausau Insurance Company (U.K.)           United Kingdom                      Insurance and Reinsurance Company
    Limited
    Wausau International Underwriters           California                        Special Risks, Excess and Surplus Lines
                                                                                  Insurance Underwriting Manager
**  Wausau Preferred Health Insurance           Wisconsin                         Insurance and Reinsurance Company
    Company
    Wausau Service Corporation                  Wisconsin                         Holding Company
    Wausau Underwriters Insurance Company       Wisconsin                         Insurance Company



                                   109 of 127


                                                                   NO. VOTING SECURITIES
                                                STATE           (SEE ATTACHED CHART) UNLESS
               COMPANY                     OF ORGANIZATION          OTHERWISE INDICATED            PRINCIPAL BUSINESS

*  MFS Variable Account                           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  NACo Variable Account                          Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide DC Variable Account                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
   Nationwide DCVA II                             Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Separate Account No. 1                         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide Multi-Flex Variable Account         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide VA Separate Account-A               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                               Separate Account
*  Nationwide VA Separate Account-B               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                               Separate Account
*  Nationwide VA Separate Account-C               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                               Separate Account
   Nationwide VA Separate Account-Q               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                               Separate Account
*  Nationwide Variable Account                    Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide Variable Account-II                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide Variable Account-3                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide Variable Account-4                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide Variable Account-5                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide Fidelity Advisor Variable           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
   Account                                                     Account
*  Nationwide Variable Account-6                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
   Nationwide Variable Account-8                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide Variable Account-9                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
   Account-A                                                   Separate Account
   Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
   Account-B                                                   Separate Account
   Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
   Account-C                                                   Separate Account

*  Nationwide VLI Separate Account                Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                               Account
*  Nationwide VLI Separate Account-2              Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                               Account
*  Nationwide VLI Separate Account-3              Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                               Account
   Nationwide VLI Separate Account-4              Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                               Account



                                   111 of 127

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|  KEY HEALTH PLAN, INC.  |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|                         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 1,000      |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
| 80%          $1,828,478 |       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $1,461,761 |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |         COMPANIES       |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |         |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |         |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |         |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |         |WSC-100%      $10,000    |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |                                                     |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |         |    PENSION ASSOCIATES   |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |         |      OF WAUSAU, INC.    |
|                         |   |   |                         |   |   |        CORPORATION       |         |Common Stock: 1,000      |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |         |------------  Shares     |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |         |                         |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |         |                         |
|                         |   |   |                         |   |   |---------------  Shares   |         |Companies        Cost    |
|                         |   |   |                         |   |   |                          |         |Agency, Inc.     ----    |
|              Cost       |   |   |              Cost       |   |   |                Cost      |         |(Wisconsin)-100% $10,000 |
|              ----       |   |   |              ----       |   |   |                ----      |         |                         |
|WSC-100%      $1,000     |   |   |WSC-100%      $1,000     |   |   |WSC-33-1/3%     $6,215,459|         |                         |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |
                              |   ---------------------------   |   ----------------------------
                              |   |         WAUSAU          |   |   |      PREVEA HEALTH       |
                              |   |     (BERMUDA) LTD.      |   |   |  INSURANCE PLAN, INC.    |
                              |   | Common Stock:  120,000  |   |   |Common Stock: 3,000 Shares|
                              |   | -------------  Shares   |   |   |------------              |
                              ----|                         |   ----|                          |
                                  |                         |       |                          |
                                  |                Cost     |       |              Cost        |
                                  |                ----     |       |              ----        |
                                  | WSC-100%      $5,000,000|       |WSC-33-1/3%   $500,000    |
                                  ---------------------------       ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:   10,330 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-18.6%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-18.6%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-6.8%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-6.8%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |--------     |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |       |     |    |                 Cost         |         |        |                 Cost         |
|                 ----         |       |     |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |       |     |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
              |                        |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|        F & B, INC.           |       |     |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |       |     |    |     COMPANY OF WINCONSIN     |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |       |     |    |          (COLONIAL)          |         |        |                              |
|------------                  | ------|     |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |       |     |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |       |     |    |                 Cost         |         |        |                Cost          |
|Farmland                      |       |     |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |       |     |    |Casualty-100%    $41,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
                                       |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|    COOPERATIVE SERVICE       |       |     |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|          COMPANY             |       |     |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    600 Shares   |       |     |    |            (SIC)             |         |        |                              |
|------------                  |       |     |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |--------     |----|------------     Shares       | ----    |--------|------------     Shares       |
|                 ----         |             |    |                 Cost         |    |    |        |                 Cost         |
|Farmland         $3,506,173   |             |    |                 ----         |    |    |        |                 ----         |
|Mutual-100%                   |             |    |Casualty-100%    $150,000,000 |    |    |        |Neckura-100%     DM 1,656,925 |
|                              |             |    |                              |    |    |        |                              |
|                              |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
| NATIONWIDE AGRIBUSINESS      |             |    |          SCOTTSDALE          |    |    |        |       COLUMBUS INSURANCE     |
|    INSURANCE COMPANY         |             |    |        SURPLUS LINES         |    |    |        |      BROKERAGE AND SERVICE   |
|Common Stock:    1,000,000    |             |    |       INSURANCE COMPANY      |    |    |        |              GmbH            |
|------------     Shares       |------------ |    | Common Stock:    100,000     |    |    |        |Common Stock:    1 Share      |
|                              |             |    | ------------     Shares      | ---|    |--------|------------                  |
|                    Cost      |             |    |                              |    |    |        |                 Cost         |
|Casualty-99.9%      ----      |             |    |                   Cost       |    |    |        |                 ----         |
|Other Capital:   $26,714,335  |             |    |                   ----       |    |    |        |Neckura-100%     DM 51,639    |
|-------------                 |             |    | SIC-100%          $6,000,000 |    |    |        |                              |
|Casualty-Ptd.    $   713,576  |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
|    NATIONAL CASUALTY         |             |    |      NATIONAL PREMIUM &      |    |    |        |          LEBEN DIREKT        |
|          COMPANY             |             |    |    BENEFIT ADMINISTRATION    |    |    |        |        INSURANCE COMPANY     |
|           (NC)               |             |    |           COMPANY            |    |    |        |                              |
|Common Stock:    100 Shares   |             |    |Common Stock:    10,000       |    |    |        |Common Stock:    4,000 Shares |
|------------                  |-------------     |------------     Shares       |-----    ---------|------------                  |
|                 Cost         |                  |                 Cost         |         |        |                 Cost         |
|                 ----         |                  |                 ----         |         |        |                 ----         |
|Casualty-100%    $67,442,439  |                  |Scottsdale-100%  $10,000      |         |        |Neckura-100%     DM 4,000,000 |
|                              |                  |                              |         |        |                              |
|                              |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
              |                                                                            |
--------------------------------                  --------------------------------         |        --------------------------------
|    NCC OF AMERICA, LTD.      |                  |         SVM SALES            |         |        |          AUTO DIREKT         |
|        (INACTIVE)            |                  |            GmbH              |         |        |       INSURANCE COMPANY      |
|                              |                  |                              |         |        |                              |
|                              |                  |Common Stock:    50 Shares    |         |        |Common Stock:    1,500 Shares |
|                              |                  |------------                  |----------------- |------------                  |
|                              |                  |                 Cost         |                  |                 Cost         |
|NC-100%                       |                  |                 ----         |                  |                 ----         |
|                              |                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
|                              |                  |                              |                  |                              |
|                              |                  |                              |                  |                              |
--------------------------------                  --------------------------------                  --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
  |     |------------     Shares       |     |    |                 Cost         |
  |     |                 Cost         |     |    |                 ----         |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
  |     --------------------------------     |    --------------------------------
  |                   ||                     |
  |     --------------------------------     |    --------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
  |     |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
  |     |                              |     |    |          (Inactive)          |
  |     |Surplus Debentures            |     |    |                              |
  |     |------------------            |     |----|                              |
  |     |                 Cost         |     |    |                              |
  |     |                 ----         |     |    |                              |
  |     |Colonial         $500,000     |     |    |Casualty-100%                 |
  |     |Lone Star         150,000     |     |    |                              |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |         THE BEAK AND         |
  |     |      INSURANCE COMPANY       |     |    |       WIRE CORPORATION       |
  |     |Common Stock     12,500       |     |    |                              |
   -----|------------     Shares       |     |    |Common Stock:    750 Shares   |
  |     |                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $1,419,000   |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |  NATIONWIDE/DISPATCH LLC     |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |                              |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  - - - |Liability Company             |     - - -|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          |                              |
                                                  --------------------------------

Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Lines
Limited Liability Company -- Dotted Line

December 31, 1997

                                                                                                                        (Left Side)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      PROPERTIES, LTD.     |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    - -|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    - -|  |                           |  ||
| ------                    |     |                           |==||
|                           |     |                           |  ||
|                           |     |                           |  ||
| NW Life -97.6%            |     |                           |  ||
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||
 ---------------------------       ---------------------------   ||
                                                                 ||
                                   ---------------------------   ||
                                  |         NATIONWIDE        |  ||
                                  |      SEPARATE ACCOUNT     |  ||
                                  |            TRUST          |  ||
                                  |                           |  ||
                                  |                           |__||
                                  |                           |
                                  |                           |
                                  |                           |
                                  |      COMMON LAW TRUST     |
                                   ---------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |        ----------------------------------------------------------
                                                                 |        |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                  |-----------------------------------------------------------------
                                                    ---------------------------                      |
                                                   |    NATIONWIDE FINANCIAL   |                     |
                                                   |    SERVICES, INC. (NFS)   |                     |
                                                   |                           |                     |
                                                   | Common Stock: Control     |                     |
                                                   | ------------  -------     |                     |
                                                   |                           |                     |
                                                   |                           |                     |
                                                   | Class A     Public--100%  |                     |
                                                   | Class B     NW Corp--100% |                     |
                                                    ---------------------------                      |
                                                                  |                                  |
              ----------------------------------------------------------------------                 |
              |                               |                                    |                 |
 ---------------------------    ---------------------------         ---------------------------      |   -------------------------
|    IRVIN L. SCHWARTZ      |  | PUBLIC EMPLOYEES BENEFIT  |       |      NEA VALUEBUILDER     |     |  |    NATIONWIDE GLOBAL    |
|       & ASSOCIATES        |  |   SERVICES CORPORATION    |       |   INVESTOR SERVICES, INC. |     |  |      HOLDINGS, INC.     |
|                           |  |         (PEBSCO)          |       |             (NEA)         |     |  |                         |
| Common Stock: Control     |  | Common Stock: 236,494     |==||   | Common Stock: 500         |= || |  | Common Stock: 1 Share   |
| ------------  -------     |  | ------------  Shares      |  ||   | ------------  Shares      |  || |--| ------------            |
|                           |  |                           |  ||   |                           |  || |  |                         |
|                           |  |                           |  ||   |                           |  || |  |             Cost        |
| Class A     Other -100%   |  |                           |  ||   |                           |  || |  |             ----        |
| Class B     NFS -100%     |  | NFS -100%                 |  ||   | NFS -100%                 |  || |  | NW Corp-100%  $7,000,00 |
----------------------------   ----------------------------   ||   ----------------------------   || |  --------------------------
                                ---------------------------   ||    ---------------------------   || |
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  || |  --------------------------
                               |          ALABAMA          |  ||   |     INVESTOR SERVICES     |  || |  |   MRM INVESTMENT, INC.  |
                               |                           |  ||   |     OF ALABAMA, INC.      |  || |  |                         |
                               | Common Stock: 100,000     |  ||   | Common Stock: 500         |  || |  |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--|| __ | Common Stock: 1 Share   |
                               |                           |  ||   |                           |  ||    | -----------             |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |             Cost        |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%      $5,000     |  ||    |             ----        |
                                ---------------------------   ||    ---------------------------   ||    | NW Corp.-100% $7,000,000|
                                                              ||                                  ||    --------------------------
                                ---------------------------   ||    ---------------------------   ||
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||
                               |         ARKANSAS          |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF ARIZONA, INC.     |  ||
                               | Common Stock: 50,000      |  ||   | Common Stock: 100         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $1,000      |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||
                               |  PEBSCO OF MASSACHUSETTS  |  ||   |     NEA VALUEBUILDER      |  ||
                               |  INSURANCE AGENCY, INC.   |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF MONTANA, INC.     |  ||
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |          MONTANA          |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF NEVADA, INC.      |  ||    |      OF OHIO, INC.      |
                               | Common Stock: 500         |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |        NEW MEXICO         |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF WYOMING, INC.     |  ||    |    OF OKLAHOMA, INC.    |
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                               |                           |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |                           |  ||   |    SERVICES INSURANCE     |  ||    |   INVESTOR SERVICES     |
                               |         PEBSCO OF         |  ||   |       AGENCY, INC.        |  ||    |     OF TEXAS, INC.      |
                               |        TEXAS, INC.        |  ||   | Common Stock: 100         |  ||    |                         |
                               |                           |==||   | ------------  Shares      |--||=== |                         |
                               |                           |       |                           |        |                         |
                               |                           |       |               Cost        |        |                         |
                               |                           |       |               ----        |        |                         |
                               |                           |       | NEA -100%     $1,000      |        |                         |
                                ---------------------------         ---------------------------         --------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |          NATIONWIDE          |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |    HEALTH PLANS, INC. (NHP)  |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP. -100%  $25,683,532 |  |  | NW CORP. -100%  $126,509,480 |  |  | NW CORP. -100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   200          |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NHP             Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | GATES -100%     $106,947    |     | ELIOW -100%     $57,413,193  |  |  | Inc. -100%      $25,149      |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |                                                                         |
           |    -----------------------------                                        |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |                                       |  |            NATIONWIDE        |
           |   |         OF NEVADA           |                                       |  |          AGENCY, INC.        |
           |   |                             |                                       |  |                              |
           |   | Common Stock:   40          |                                       |  | Common Stock:   100          |
           |-- | ------------    Shares      |                                       |--| ------------    Shares       |
           |   |                             |                                          |                              |
           |   |                 Cost        |                                          |                 Cost         |
           |   |                 ----        |                                          | NHP             ----         |
           |   | Gates -100%     $93,750     |                                          | Inc. -99%       $116,077     |
           |    -----------------------------                                            ------------------------------
           |
           |    -----------------------------
           |   |       GATESMCDONALD         |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | Gates -100%     $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line





                                                                                                         December 31, 1997

                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS
              The number of Contract Owners as of January 31, 1998 was 4,841.


Item 28.      INDEMNIFICATION
              Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio. Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Advisory Services, Inc. ("NAS") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, NACo Variable Account and Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates.

                    NAS also acts as principal underwriter for Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Asset Allocation Trust and Nationwide Investing Foundation II, and Nationwide Investing Foundation III which are open-end management investment companies.


              (b)              NATIONWIDE ADVISORY SERVICES, INC.
                                       DIRECTORS AND OFFICERS

                                                POSITIONS AND OFFICES
NAME AND BUSINESS ADDRESS                         WITH UNDERWRITER
   Joseph J. Gasper                            President and Director
   One Nationwide Plaza
   Columbus, OH  43215

   Dimon R. McFerson                    Chairman of the Board of Directors and
   One Nationwide Plaza                              Chairman and
   Columbus, OH  43215                   Chief Executive Officer--Nationwide
                                          Insurance Enterprise and Director

   Robert A. Oakley                   Executive Vice President - Chief Financial
   One Nationwide Plaza                          Officer and Director
   Columbus, OH  43215


                                   114 of 127

              (b)              NATIONWIDE ADVISORY SERVICES, INC.
                                     DIRECTORS AND OFFICERS


Susan A. Wolken                                       Director
One Nationwide Plaza
Columbus, OH 43215


Robert J. Woodward, Jr.              Executive Vice President - Chief Investment
One Nationwide Plaza                             Officer and Director
Columbus, OH 43215


Elizabeth A. Davin                                Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215


W. Sidney Druen                                Senior Vice President and
One Nationwide Plaza                              General Counsel and
Columbus, OH  43215                               Assistant Secretary

Dennis W. Click                                        Secretary
One Nationwide Plaza
Columbus, OH  43215

Peter J. Neckermann                                  Vice President
One Nationwide Plaza
Columbus, OH  43215

James F. Laird, Jr.                            Vice President and General
One Nationwide Plaza                                    Manager
Columbus, OH  43215


Edwin P. Mc Causland                       Senior Vice President-Fixed Income
One Nationwide Plaza                                   Securities
Columbus, OH 43215


William G. Goslee
One Nationwide Plaza                                 Vice President
Columbus, OH  43215

Charles Bath
One Nationwide Plaza                          Vice President - Investments
Columbus, OH  43215

Joseph P. Rath                                Vice President - Compliance
One Nationwide Plaza
Columbus, OH 43215


Christopher A. Cray                                    Treasurer
One Nationwide Plaza
Columbus, OH 43215

David E. Simaitis                                 Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Patricia J. Smith                                 Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215


         (c)     NAME OF        NET UNDERWRITING         COMPENSATION ON
                 PRINCIPAL         DISCOUNTS AND          REDEMPTION OR       BROKERAGE
                UNDERWRITER        COMMISSIONS            ANNUITIZATION      COMMISSIONS         COMPENSATION
                 Nationwide            N/A                     N/A              N/A                   N/A
                  Advisory
                  Services,
                    Inc.


                                   115 of 127

Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              Robert O. Cline
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43216

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS
              The Registrant hereby undertakes to:
              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;
              (b)   include either (1) as part of any application to purchase a
                    Contract offered by the prospectus, a space that an
                    applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant hereby represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

              The Registrant hereby represents that any Contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).



                                   116 of 127

                                   PROSPECTUS



                                   MAY 1, 1998



                                   NATIONWIDE
                                VARIABLE ACCOUNT


                                    DEFERRED
                           VARIABLE ANNUITY CONTRACTS





                                   OFFERED BY

                                   NATIONWIDE
                             LIFE INSURANCE COMPANY





                                   117 of 127

                        NATIONWIDE LIFE INSURANCE COMPANY
                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED THROUGH NATIONWIDE VARIABLE ACCOUNT
                          PROSPECTUS DATED MAY 1, 1998



THIS SUPPLEMENT IS FOR USE ONLY WITH CONTRACTS ISSUED TO INDIVIDUAL RETIREMENT ACCOUNTS THAT ARE DESCRIBED IN SECTION 408(A) OF THE INTERNAL REVENUE CODE (THE "CODE") AND WHICH ALSO SATISFY THE DEFINITION OF SIMPLE RETIREMENT ACCOUNTS IN
SECTION 408(P) OF THE CODE (AS ENACTED IN SECTION 1421 OF THE SMALL BUSINESS JOB PROTECTION ACT OF 1996).


1. The section entitled "GLOSSARY OF SPECIAL TERMS" in the prospectus is amended by adding the following:


SIMPLE IRA - An Individual Retirement Account as defined by Section 408(a) or an Individual Retirement Annuity as defined by Section 408(b) of the Code, to which the only contributions that can be made are contributions under a SIMPLE Plan and rollovers or transfers from another SIMPLE IRA.

SIMPLE PLAN - The Savings Incentive Match Plan for Employees of Small Employers. This plan is a written arrangement established under Section 408(p) of the Code which provides a simplified tax-favored retirement plan for Small Employers. In a SIMPLE Plan, each employee may choose whether to have the Small Employer make payments as contributions under the SIMPLE Plan or to receive these payments directly in cash. A Small Employer that chooses to establish a SIMPLE Plan must make either matching contributions or non-elective contributions. All contributions under a SIMPLE Plan are made to SIMPLE IRAs.

SMALL EMPLOYER - An employer that had no more than 100 employees who earned $5,000 or more in compensation during the preceding calendar year.

TWO-YEAR PERIOD - The Two-Year Period begins on the first day in which contributions made by a Small Employer are deposited into the individual employee's SIMPLE IRA.


2. The section entitled "SUMMARY OF CONTRACT EXPENSES" in the prospectus is amended by adding the following footnote:

(3) The Contingent Deferred Sales Charge is waived for those Contracts issued under a SIMPLE IRA Plan. Withdrawals may be made from the Contract at any time without the imposition of any Contingent Deferred Sales Charge. Any additional references throughout the prospectus to the Contingent Deferred Sales Charge do not apply to Contracts issued under SIMPLE IRA Plans, as required by Federal tax law, such charges do not apply to Contracts issued under SIMPLE IRA Plans.


                                   118 of 127

3. The "EXAMPLE" Chart in the prospectus is amended with respect to Contracts issued as SIMPLE IRAs as follows:

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1,000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below.


---------------------------------------------------------------------------------------------------------------------
                                   IF YOU SURRENDER YOUR      IF YOU DO NOT SURRENDER      IF YOU ANNUITIZE YOUR
                                CONTRACT AT THE END OF THE   YOUR CONTRACT AT THE END    CONTRACT AT THE END OF THE
                                  APPLICABLE TIME PERIOD      OF THE APPLICABLE TIME       APPLICABLE TIME PERIOD
                                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
                                  1      3      5      10     1      3      5      10     1      3      5      10
                                 YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.
---------------------------------------------------------------------------------------------------------------------
American Century: Benham          92    112    141    246     22     67    114    246     *      67    114     246
Short-Term Government
---------------------------------------------------------------------------------------------------------------------
American Century: Income &        91    110    138    240     21     65    111    240     *      65    111     240
Growth
---------------------------------------------------------------------------------------------------------------------
American Century: Twentieth       95    122    158    280     25     77    131    280     *      77    131     280
Century Growth
---------------------------------------------------------------------------------------------------------------------
American Century: Twentieth       99    134    178    319     29     89    151    319     *      89    151     319
Century International Growth
---------------------------------------------------------------------------------------------------------------------
American Century: Twentieth       95    122    158    280     25     77    131    280     *      77    131     280
Century Ultra
---------------------------------------------------------------------------------------------------------------------
Delchester Fund-Inst'l            92    112    141    246     22     67    114    246     *      67    114     246
---------------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus              95    121    156    276     25     76    129    276     *      76    129     276
---------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.   94    118    152    266     24     73    125    266     *      73    125     266
---------------------------------------------------------------------------------------------------------------------
Dreyfus Balanced Fund, Inc.       95    121    156    276     25     76    129    276     *      76    129     276
---------------------------------------------------------------------------------------------------------------------
Dreyfus S & P 500 Index Fund      90    106    132    227     20     61    105    227     *      61    105     227
(Formerly Peoples Index Fund,
Inc.)
---------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century         95    123    160    283     25     78    133    283     *      78    133     283
Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth       98    130    172    308     28     85    145    308     *      85    145     308
Fund
---------------------------------------------------------------------------------------------------------------------
Federated Bond Fund               96    124    163    288     26     79    136    288     *      79    136     288
---------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust        94    118    152    267     24     73    125    267     *      73    125     267
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Balanced Fund    97    127    167    298     27     82    140    298     *      82    140     298
- Class T
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Fund Equity      97    128    169    302     27     83    142    302     *      83    142     302
Income Fund -
Class T
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Fund Growth      97    128    168    299     27     83    141    299     *      83    141     299
Opportunities Fund - Class T
---------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield       96    124    163    288     26     79    136    288     *      79    136     288
Fund - Class T
---------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)        93    115    147    258     23     70    120    258     *      70    120     258
---------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund       92    112    143    248     22     67    116    248     *      67    116     248
---------------------------------------------------------------------------------------------------------------------
Fidelity Magellan Fund            91    111    140    244     21     66    113    244     *      66    113     244
---------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund             92    111    141    245     22     66    114    245     *      66    114     245
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income          92    113    143    249     22     68    116    249     *      68    116     249
Portfolio
---------------------------------------------------------------------------------------------------------------------
Franklin Mutual Series Fund       96    123    161    285     26     78    134    285     *      78    134     285
Inc.- Mutual Shares Fund:
Class 1
---------------------------------------------------------------------------------------------------------------------
Janus Fund                        94    117    151    265     24     72    124    265     *      72    124     265
---------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 94    119    154    271     24     74    127    271     *      74    127     271
---------------------------------------------------------------------------------------------------------------------


                                   119 of 127

                                   IF YOU SURRENDER YOUR      IF YOU DO NOT SURRENDER      IF YOU ANNUITIZE YOUR
                                CONTRACT AT THE END OF THE   YOUR CONTRACT AT THE END    CONTRACT AT THE END OF THE
                                  APPLICABLE TIME PERIOD      OF THE APPLICABLE TIME       APPLICABLE TIME PERIOD
                                                                      PERIOD
---------------------------------------------------------------------------------------------------------------------
                                  1      3      5      10     1      3      5      10     1      3      5      10
                                 YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.   YR.    YRS.   YRS.   YRS.
---------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund              94    120    156    275     24     75    129    275     *      75    129     275
---------------------------------------------------------------------------------------------------------------------
MFS(R) World Governments Fund     99    134    178    319     29     89    151    319     *      89    151     319
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Bond Fund           92    113    144    250     22     68    117    250     *      68    117     250
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund                91    109    137    237     21     64    110    237     *      64    110     237
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund         91    110    139    242     21     65    112    242     *      65    112     242
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund   91    109    137    236     21     64    110    236     *      64    110     236
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) U.S. Government     96    124    162    287     26     79    135    287     *      79    135     287
Income Fund
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Equity         98    130    171    306     28     85    144    306     *      85    144     306
Trust(R)- Neuberger & Berman
Genesis Trust
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian       93    116    148    259     23     71    121    259     *      71    121     259
Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Limited        92    112    143    248     22     67    116    248     *      67    116     248
Maturity Bond Fund
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners       93    116    148    260     23     71    121    260     *      71    121     260
Fund, Inc.
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund           96    126    165    293     26     81    138    293     *      81    138     293
---------------------------------------------------------------------------------------------------------------------
Phoenix Balanced Fund Series      95    121    157    278     25     76    130    278     *      76    130     278
---------------------------------------------------------------------------------------------------------------------
Strong Total Return Fund, Inc.    95    123    160    284     25     78    133    284     *      78    133     284
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class    96    124    163    288     26     79    136    288     *      79    136     288
I
---------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth    97    128    169    302     27     83    142    302     *      83    142     302
Fund
---------------------------------------------------------------------------------------------------------------------
Warburg Pincus Global Fixed       94    120    156    275     24     75    129    275     *      75    129     275
Income Fund
---------------------------------------------------------------------------------------------------------------------


*The Contracts sold under this prospectus do not permit annuitizations during the first two Contract Years.

The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses both direct and indirect. The expenses of the Variable Account as well as those of the Underlying Mutual Funds are reflected in the Example chart above. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more complete information regarding expenses paid out of the assets of a particular Underlying Mutual Fund, see the Underlying Mutual Fund's prospectus. Deductions for premium taxes may also apply but are not reflected in the Example chart shown above (see "Premium Taxes").


4. A new provision entitled "TAXATION OF SIMPLE IRA PLANS" is added to the prospectus after the provision entitled "QUALIFIED PLANS, INDIVIDUAL RETIREMENT ANNUITIES, AND INDIVIDUAL RETIREMENT ACCOUNTS". The new provision reads as follows:

TAXATION OF SIMPLE IRA PLANS

Generally, distributions from a SIMPLE IRA are taxed in the same manner as an IRA described under Sections 408(a) and 408(b) of the Code (see "Qualified Plans, Individual Retirement Annuities And Individual Retirement Accounts"). However, any payment or distribution received from a SIMPLE IRA during the Two-Year Period beginning on the date on which the individual first participated in any SIMPLE Plan maintained by the individual's employer, will be taxed according to Section 72(t)(6) of the Code.


                                   120 of 127

A SIMPLE IRA may receive contributions under a qualified salary reduction arrangement only. Therefore, a SIMPLE IRA cannot receive rollover distributions from non-SIMPLE IRA individual retirement accounts or individual retirement annuities; stock bonus, pension, or profit sharing plans; Section 403(b) plans; or any source, other than another SIMPLE IRA.

Distributions from SIMPLE IRAs generally are includible in income similar to the manner in which Distributions from IRAs are included in income. Section 72(t)(6) of the Code provides that the rate of additional penalty tax is increased from 10% to 25% for withdrawals taken prior to age 59-1/2 during the Two-Year Period. If, however, one of the exceptions to the application of the tax under Section 72(t) applies (for example, those amounts paid after age 59-1/2, after death, or as part of a series of substantially equal payments), the exception also applies to distributions within the Two-Year Period and the 25% additional penalty tax rate does not apply.

Distributions from a SIMPLE IRA during the Two-Year Period generally qualify as rollover contributions (and thus are not includible in gross income) only if the distributions are paid into another SIMPLE IRA and satisfy all other requirements as specified in Section 408(d)(3) of the Code for treatment as rollover contributions.

Any amount in a SIMPLE IRA can be transferred to another SIMPLE IRA in a tax-free trustee-to-trustee transfer during the Two-Year Period. If however, during the Two-Year Period, an amount is paid from a SIMPLE IRA directly to the trustee of an IRA that is not a SIMPLE IRA, the payment will be treated as a distribution from the SIMPLE IRA and as a contribution to another IRA, and thus will not qualify as a rollover contribution. After the expiration of the Two-Year Period, any amount in a SIMPLE IRA can be transferred in a tax-free trustee-to-trustee transfer to another IRA that was not established as a SIMPLE IRA.

For information regarding eligibility to establish or participate in a SIMPLE IRA Plan, limitations on permissible amounts of Purchase Payments, and tax consequences of Distributions from SIMPLE IRA Plans, the purchasers of such Contracts should seek competent advice. The terms of such Plans may limit the rights available under the Contract.

Any Distribution from a SIMPLE IRA that is eligible for rollover treatment will be subject to federal tax withholding at the statutory rate (currently 20%) unless the Distribution is made directly to an appropriate Plan as described above.


                                   121 of 127

                    INDEPENDENT AUDITORS' CONSENT AND REPORT
                        ON FINANCIAL STATEMENT SCHEDULES


The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of the Nationwide Variable Account:


The audits referred to in our report on Nationwide Life Insurance Company (the Company) dated January 30, 1998 included the related financial statement schedules as of December 31, 1997, and for each of the years in the three-year period ended December 31, 1997, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                        KPMG Peat Marwick LLP


Columbus, Ohio
April 29, 1998



                                   122 of 127

                                                                     SCHEDULE I

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED SUMMARY OF INVESTMENTS -
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                            (in millions of dollars)

                             As of December 31, 1997

-----------------------------------------------------------------------------   -------------  --------------  ---------------
                                  Column A                                        Column B       Column C         Column D
-----------------------------------------------------------------------------   -------------  --------------  ---------------
                                                                                                                 Amount at
                                                                                                                which shown
                                                                                                                   in the
                                                                                                  Market        consolidated
                             Type of Investment                                     Cost           value       balance sheet
-----------------------------------------------------------------------------   -------------  --------------  ---------------
Fixed maturity securities available-for-sale:
   Bonds:
      U.S. Government and government agencies and authorities                    $  3,859.7     $  3,981.7      $  3,981.7
      States, municipalities and political subdivisions                                 1.6            1.6             1.6
      Foreign governments                                                              93.3           95.8            95.8
      Public utilities                                                              1,555.3        1,609.8         1,609.8
      All other corporate                                                           7,223.0        7,515.2         7,515.2
                                                                                 ----------     ----------      ----------
          Total fixed maturity securities available-for-sale                       12,732.9       13,204.1        13,204.1
                                                                                 ----------     ----------      ----------

Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                                          67.8           78.0            78.0
   Non-redeemable preferred stock                                                       -              2.4             2.4
                                                                                 ----------     ----------      ----------
          Total equity securities available-for-sale                                   67.8           80.4            80.4
                                                                                 ----------     ----------      ----------

Mortgage loans on real estate, net                                                  5,228.1                        5,181.6   (1)
Real estate, net:
   Investment properties                                                              254.9                          235.7   (1)
   Acquired in satisfaction of debt                                                    82.6                           75.7   (1)
Policy loans                                                                          415.3                          415.3
Other long-term investments                                                            27.9                           25.2   (2)
Short-term investments                                                                358.4                          358.4
                                                                                 ----------                     ----------
          Total investments                                                       $19,167.9                      $19,576.4
                                                                                 ==========                     ==========

----------
(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 3 to the consolidated financial statements.
(2) Difference from Column B is primarily due to operating gains (losses) of investments in limited partnerships.

See accompanying independent auditors' report.

                                                                  SCHEDULE III

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       SUPPLEMENTARY INSURANCE INFORMATION
                            (in millions of dollars)

   As of December 31, 1997, 1996 and 1995 and for each of the years then ended

--------------------------------   ----------------- -------------------- ------------------- ------------------ ---------------
              Column A                  Column B          Column C             Column D           Column E          Column F
--------------------------------   ----------------- -------------------- ------------------- ------------------ ---------------
                                        Deferred        Future policy                           Other policy
                                         policy       benefits, losses,        Unearned          claims and
                                      acquisition        claims and            premiums       benefits payable      Premium
              Segment                    costs          loss expenses            (1)                 (1)            revenue
-------------------------------   ------------------ -------------------- ------------------- ------------------ ---------------

1997: Variable Annuities                $1,018.4       $         -                                                 $     -
          Fixed Annuities                  277.9            14,103.1                                                    27.3
          Life Insurance                   472.9             2,683.4                                                   178.1
          Corporate and Other             (103.8)            1,916.3                                                     -
                                        --------       -------------                                               ---------
             Total                      $1,665.4           $18,702.8                                               $   205.4
                                        ========       =============                                               =========

1996: Variable Annuities                $  792.1       $         -                                                 $     -
          Fixed Annuities                  242.0            13,388.9                                                    24.0
          Life Insurance                   414.4             2,391.5                                                   174.6
          Corporate and Other              (82.0)            1,820.2                                                     -
                                        --------       -------------                                               ---------
             Total                      $1,366.5           $17,600.6                                               $   198.6
                                        ========       =============                                               =========

1995: Variable Annuities                $  569.8       $         -                                                 $     -
          Fixed Annuities                  220.7            12,759.3                                                    32.8
          Life Insurance                   366.9             2,282.6                                                   166.3
          Corporate and Other             (136.9)            1,730.0                                                     -
                                        --------       -------------                                               ---------
             Total                      $1,020.5       $    16,771.9                                               $   199.1
                                        ========       =============                                               =========


---------------------------------------------------- -------------------- ------------------- ------------------ ---------------
              Column A                  Column G          Column H             Column I           Column J          Column K
---------------------------------------------------- -------------------- ------------------- ------------------ ----------------
                                     Net investment   Benefits, claims,      Amortization           Other
                                         income          losses and       of deferred policy      operating         Premiums
              Segment                     (2)        settlement expenses  acquisition costs       expenses          written
                                                                                                     (2)
---------------------------------------------------- -------------------- ------------------- ------------------ ---------------

1997: Variable Annuities                $  (26.8)         $      5.9           $  87.8             $ 159.4
          Fixed Annuities                1,098.2               846.7              39.8                85.4
          Life Insurance                   189.1               227.5              39.6                94.5
          Corporate and Other              148.7               114.7               -                  45.6
                                        --------          ----------           -------             -------
             Total                      $1,409.2          $  1,194.8           $ 167.2             $ 384.9
                                        ========          ==========           =======             =======

1996: Variable Annuities                $  (21.4)         $      4.6           $  57.4             $ 132.3
          Fixed Annuities                1,050.6               838.5              38.6                79.7
          Life Insurance                   174.0               211.4              37.4                79.0
          Corporate and Other              154.6               106.1               -                  51.4
                                        --------          ----------           -------             -------
             Total                      $1,357.8          $  1,160.6           $ 133.4             $ 342.4
                                        ========          ==========           =======             =======

1995: Variable Annuities                $  (17.6)         $      2.9           $  26.3             $ 109.1
          Fixed Annuities                1,002.7               805.0              29.5                80.3
          Life Insurance                   171.2               202.0              31.0                68.8
          Corporate and Other              137.7               105.6              (4.1)               14.8
                                        --------          ----------           -------             -------
             Total                      $1,294.0          $  1,115.5           $  82.7             $ 273.0
                                        ========          ==========           =======             =======

----------
(1) Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
(2) Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.


See accompanying independent auditors' report.

                                                                    SCHEDULE IV

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                   REINSURANCE
                            (in millions of dollars)

   As of December 31, 1997, 1996 and 1995 and for each of the years then ended

-----------------------------------------------   ---------------  --------------  -------------   -------------   ------------
                   Column A                          Column B        Column C        Column D        Column E       Column F
-----------------------------------------------   ---------------  --------------  -------------   -------------   ------------
                                                                                                                   Percentage
                                                                     Ceded to        Assumed                        of amount
                                                      Gross            other        from other         Net           assumed
                                                      amount         companies      companies         amount         to net
                                                  ---------------  --------------  -------------   -------------   ------------

1997:
  Life insurance in force                           $ 52,648.4       $13,678.7       $  289.7      $  39,259.4           0.7%
                                                   ===========       =========       ========      ===========        =======

  Premiums:
    Life insurance                                  $    235.9       $    32.7       $    2.2      $     205.4           1.1%
    Accident and health insurance                        261.2           272.6           11.4              -             N/A
                                                   -----------       ----------      ---------     -----------        -------
        Total                                       $    497.1       $   305.3       $   13.6      $     205.4            6.6%
                                                   ===========       =========       =========     ===========        =======


1996:
  Life insurance in force                            $47,150.6       $11,164.6       $  288.6      $  36,274.6            0.8%
                                                   ===========       =========       ========      ===========        =======

  Premiums:
    Life insurance                                  $    225.6       $    29.3       $    2.3      $     198.6            1.2%
    Accident and health insurance                        291.9           305.8           13.9              -            N/A
                                                   -----------       ---------       --------      -----------        -------
        Total                                       $    517.5       $   335.1       $   16.2      $     198.6            8.2%
                                                   ===========       =========       ========      ===========        =======


1995:
  Life Insurance in force                            $41,087.9       $ 8,935.7       $  391.2      $  32,543.4            1.2%
                                                   ===========       =========       ========      ===========        =======

  Premiums:
    Life insurance                                  $    221.3       $    24.4       $    2.2      $     199.1            1.1%
    Accident and health insurance                        298.0           313.0           15.0              -            N/A
                                                   -----------       ---------       --------      -----------        -------
        Total                                       $    519.3       $   337.4       $   17.2      $     199.1            8.6%
                                                   ===========       =========       ========      ===========        =======

----------
Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

See accompanying independent auditors' report.

                                                                    SCHEDULE V

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        VALUATION AND QUALIFYING ACCOUNTS
                            (in millions of dollars)

                  Years ended December 31, 1997, 1996 and 1995

---------------------------------------------------------------------------------------------------- ------------- -------------
                        Column A                            Column B             Column C              Column D      Column E
---------------------------------------------------  ----------------------------------------------- ------------- -------------
                                                           Balance at    Charged to     Charged to                  Balance at
                                                            beginning     costs and       other       Deductions      end of
Description                                                 of period     expenses       accounts        (1)          period
---------------------------------------------------   -------------------------------- ------------- ------------- -------------

1997:
  Valuation allowances - fixed maturity securities          $    -          $ 16.2         $  -          $ 16.2       $   -
  Valuation allowances - mortgage loans on real estate          51.0          (1.2)           -             7.3          42.5
  Valuation allowances - real estate                            15.2          (4.1)           -             -            11.1
                                                            --------        ------       -------        -------       -------
      Total                                                 $   66.2        $ 10.9         $  -          $ 23.5       $  53.6
                                                            ========        ======       =======        =======       =======


1996:
  Valuation allowances - mortgage loans on real estate      $   49.1        $  4.5         $  -          $  2.6       $  51.0
  Valuation allowances - real estate                            25.8         (10.6)           -             -            15.2
                                                            --------        ------       -------        -------       -------
      Total                                                 $   74.9        $ (6.1)        $  -          $  2.6       $  66.2
                                                            ========        ======       =======        =======       =======


1995:
  Valuation allowances - fixed maturity securities          $    -          $  8.9         $  -          $  8.9       $   -
  Valuation allowances - mortgage loans on real estate          46.4           7.4            -             4.7          49.1
  Valuation allowances - real estate                            27.3          (1.5)           -             -            25.8
                                                            --------        ------       -------        -------       -------
      Total                                                 $   73.7        $ 14.8         $  -          $ 13.6       $  74.9
                                                            ========        ======       =======        =======       =======

----------
(1) Amounts represent direct write-downs charged against the valuation allowance.




See accompanying independent auditors' report.

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 29th day of April, 1998.


                                           NATIONWIDE VARIABLE ACCOUNT
                                      ---------------------------------------
                                                   (Registrant)

                                        NATIONWIDE LIFE INSURANCE COMPANY
                                      ---------------------------------------
                                                  (Depositor)



                                               By/s/JOSEPH P. RATH
                                      ---------------------------------------
                                                Joseph P. Rath
                                           Vice President  - Product
                                             and Market Compliance


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 29th day of April, 1998.



              SIGNATURE                                               TITLE

LEWIS J. ALPHIN                                                     Director
-------------------------------------------------
Lewis J. Alphin

A. I. BELL                                                          Director
-------------------------------------------------
A. I. Bell

KEITH W. ECKEL                                                      Director
-------------------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                                    Director
-------------------------------------------------
Willard J. Engel

FRED C. FINNEY                                                      Director
-------------------------------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                                           Director
-------------------------------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                                                 President and Chief
-------------------------------------------------          Operating Office and Director
Joseph J. Gasper

DIMON R. McFERSON                                        Chairman and Chief Executive Officer
-------------------------------------------------      Nationwide Insurance Enterprise and Director
Dimon R. McFerson                                          Chairman of the Board and Director

DAVID O. MILLER
-------------------------------------------------
David O. Miller

YVONNE L. MONTGOMERY                                                Director
-------------------------------------------------
Yvonne L. Montgomery

C. RAY NOECKER                                                      Director
-------------------------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                                           Executive Vice President-
-------------------------------------------------           Chief Financial Officer
Robert A. Oakley

JAMES F. PATTERSON                                                  Director                     By/s/JOSEPH P. RATH
-------------------------------------------------                                       ----------------------------
James F. Patterson                                                                                 Joseph P. Rath
                                                                                                   Attorney-in-Fact
ARDEN L. SHISLER                                                    Director
-------------------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                                   Director
-------------------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                                     Director
-------------------------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                                     Director
-------------------------------------------------
Harold W. Weihl



                                   127 of 127